    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2004


                                                               FILE NO. 33-9504
                                                               FILE NO. 811-4878

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933          / /

                        POST-EFFECTIVE AMENDMENT NO. 42      /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /

                               AMENDMENT NO. 44              /X/


                                   ----------

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

       Richard W. Grant, Esq.                 Thomas P. Lemke, Esq.
       Morgan Lewis & Bockius LLP             Morgan Lewis & Bockius LLP
       1701 Market Street                     1111 Pennsylvania Avenue, N.W.
       Philadelphia, Pennsylvania 19103       Washington, D.C. 20004

                                   ----------

      Title of Securities Being Registered. . .Units of Beneficial Interest

                                   ----------

       It is proposed that this filing become effective (check appropriate box)

           / /  Immediately upon filing pursuant to paragraph (b)

           /X/  On January 30, 2004 pursuant to paragraph (b) of Rule 485

           / /  60 days after filing pursuant to paragraph (a)(1)
           / /  On [date] pursuant to paragraph (a)(1)
           / /  75 days after filing pursuant to paragraph (a)(2)
           / /  On [date] pursuant to paragraph (a)(1)

       If appropriate check the following box:

           / / This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

================================================================================

[GRAPHIC]

[SEI INVESTMENTS LOGO]


EQUITY

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

TAX-MANAGED LARGE CAP FUND

LARGE CAP DISCIPLINED EQUITY FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

TAX-MANAGED SMALL CAP FUND

SMALL/MID CAP EQUITY FUND

MID-CAP FUND

REAL ESTATE FUND


CLASS A


PROSPECTUS AS OF
JANUARY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

ABOUT THIS PROSPECTUS


The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap and Real Estate Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


            Large Cap Value Fund                                                             2
            ----------------------------------------------------------------------------------
            Large Cap Growth Fund                                                            5
            ----------------------------------------------------------------------------------
            Tax-Managed Large Cap Fund                                                       8
            ----------------------------------------------------------------------------------
            Large Cap Disciplined Equity Fund                                               11
            ----------------------------------------------------------------------------------
            Small Cap Value Fund                                                            14
            ----------------------------------------------------------------------------------
            Small Cap Growth Fund                                                           17
            ----------------------------------------------------------------------------------
            Tax-Managed Small Cap Fund                                                      20
            ----------------------------------------------------------------------------------
            Small/Mid Cap Equity Fund                                                       23
            ----------------------------------------------------------------------------------
            Mid-Cap Fund                                                                    25
            ----------------------------------------------------------------------------------
            Real Estate Fund                                                                28
            ----------------------------------------------------------------------------------
            More Information About Fund Investments                                         30
            ----------------------------------------------------------------------------------
            Investment Adviser and Sub-Advisers                                             30
            ----------------------------------------------------------------------------------
            Purchasing, Selling and Exchanging Fund Shares                                  40
            ----------------------------------------------------------------------------------
            Dividends, Distributions and Taxes                                              44
            ----------------------------------------------------------------------------------
            Financial Highlights                                                            45
            ----------------------------------------------------------------------------------
            How to Obtain More Information About SEI Institutional Managed Trust    Back Cover
            ----------------------------------------------------------------------------------

ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL:                Long-term growth of capital and income

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in high quality income-producing U.S. common stocks of large companies


INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in high quality (i.e., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

1995    37.75%
1996    20.45%
1997    36.74%
1998    11.35%
1999     4.93%
2000     5.74%
2001    -3.49%
2002   -17.84%
2003    29.45%


BEST QUARTER:     17.14%  (06/30/03)

WORST QUARTER:   -19.12%  (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Value Index.



                                                                                           SINCE
LARGE CAP VALUE FUND -- CLASS A                                    1 YEAR   5 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------
Return Before Taxes                                                 29.45%     2.63%       11.95%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                               29.14%     1.80%       10.21%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**       19.48%     1.79%        9.57%
------------------------------------------------------------------------------------------------
Frank Russell 1000 Value Index Return (reflects no deduction for
   fees, expenses, or taxes)***                                     30.03%     3.56%       12.90%
------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is April 20, 1987. Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown. Index returns shown from October 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.35%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
  Total Annual Fund Operating Expenses             0.97%*
=======================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Value Fund -- Class A Shares             0.85%
-------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------
Large Cap Value Fund -- Class A Shares  $    99   $   309   $   536   $  1,190
------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL:                Capital appreciation

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common stocks


INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

1995    35.50%
1996    22.70%
1997    34.76%
1998    38.80%
1999    34.20%
2000   -19.41%
2001   -26.50%
2002   -29.24%
2003    25.33%

BEST QUARTER:     29.31%  (12/31/98)

WORST QUARTER:   -24.84%  (03/31/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Growth Index.



                                                                                           SINCE
LARGE CAP GROWTH FUND -- CLASS A                                   1 YEAR   5 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------
Return Before Taxes                                                 25.33%    -6.75%        9.17%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                               25.33%    -7.12%        8.34%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**       16.45%    -5.61%        7.78%
------------------------------------------------------------------------------------------------
Frank Russell 1000 Growth Index Return (reflects no deduction for
   fees, expenses, or taxes)***                                     29.75%    -5.11%        9.97%
------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is December 20, 1994. Index returns shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.40%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
  Total Annual Fund Operating Expenses             1.02%*
=======================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Growth Fund -- Class A Shares             0.85%
--------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Large Cap Growth Fund -- Class A Shares  $   104   $   325   $   563   $  1,248
-------------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY


INVESTMENT GOAL:                High long-term after-tax returns

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued large cap U.S. common stocks


INVESTMENT STRATEGY

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.


[CHART]

1999    18.48%
2000   -12.42%
2001   -12.37%
2002   -23.22%
2003    27.81%


BEST QUARTER:     15.53%  (06/30/03)

WORST QUARTER:   -18.15%  (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Index.



                                                                                           SINCE
TAX-MANAGED LARGE CAP FUND -- CLASS A                              1 YEAR    5 YEARS  INCEPTION*
------------------------------------------------------------------------------------------------
Return Before Taxes                                                 27.81%    -2.26%        1.16%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                               27.65%    -2.51%        0.91%
------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**       18.25%    -2.04%        0.85%
------------------------------------------------------------------------------------------------
Frank Russell 1000 Index Return (reflects no deduction for
   fees, expenses, or taxes)***                                     29.89%    -0.13%        1.88%
------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is March 5, 1998. Index returns shown from March 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.40%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
  Total Annual Fund Operating Expenses             1.02%*
=======================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Tax-Managed Large Cap Fund -- Class A Shares        0.85%
--------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                             1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund -- Class A Shares $  104   $  325   $  563   $  1,248
--------------------------------------------------------------------------------

LARGE CAP DISCIPLINED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                Capital appreciation

SHARE PRICE VOLATILITY:         Medium to high

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund invests in common stocks and other equity securities

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (currently between $902 million and $311 billion). The Fund may also engage in short sales.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

As of January 31, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.40%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%*
=======================================================
   Total Annual Fund Operating Expenses            1.02%**
=======================================================


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Fund's administrator and/or distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:


Large Cap Disciplined Equity Fund -- Class A Shares     0.85%
------------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                             1 YEAR    3 YEARS
------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund -- Class A Shares         $   104   $    325
------------------------------------------------------------------------------

SMALL CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL:                Capital appreciation

SHARE PRICE VOLATILITY:         High

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in common stocks of smaller U.S. companies


INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

1995    18.21%
1996    22.13%
1997    35.11%
1998    -2.84%
1999    -6.99%
2000    23.13%
2001    12.43%
2002   -11.64%
2003    42.79%


BEST QUARTER:     20.32%  (06/30/03)

WORST QUARTER:   -19.78%  (09/30/98)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Value Index.



                                                                                            SINCE
SMALL CAP VALUE FUND -- CLASS A                                     1 YEAR   5 YEARS   INCEPTION*
-------------------------------------------------------------------------------------------------
Return Before Taxes                                                  42.79%    10.19%       13.61%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                41.00%     8.63%       11.64%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**        28.69%     7.96%       10.88%
-------------------------------------------------------------------------------------------------
Frank Russell 2000 Value Index Return (reflects no deduction for
  fees, expenses, or taxes)***                                       46.03%    12.28%       14.41%
-------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is December 20, 1994. Index returns shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 largest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.65%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
  Total Annual Fund Operating Expenses             1.27%*
=======================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small Cap Value Fund -- Class A Shares              1.10%
--------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Small Cap Value Fund -- Class A Shares   $   129   $   403   $   697   $  1,534
-------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL:                Long-term capital appreciation

SHARE PRICE VOLATILITY:         High

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller U.S. companies


INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

[CHART]

1994     1.74%
1995    39.93%
1996    19.14%
1997     8.38%
1998     5.59%
1999    75.22%
2000   -12.41%
2001   -12.45%
2002   -33.74%
2003    56.00%

BEST QUARTER:     45.02%  (12/31/99)

WORST QUARTER:   -29.59%  (09/30/01)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Growth Index.



                                                                                                SINCE
SMALL CAP GROWTH FUND -- CLASS A                          1 YEAR    5 YEARS     10 YEARS   INCEPTION*
-----------------------------------------------------------------------------------------------------
Return Before Taxes                                        56.00%     6.79%       10.43%       12.72%
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                      56.00%     4.22%        7.70%       10.18%
-----------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
   Shares**                                                36.40%     4.57%        7.68%        9.96%
-----------------------------------------------------------------------------------------------------
Frank Russell 2000 Growth Index Return (reflects no
   deduction for fees, expenses, or taxes)***              48.54%     0.86%        5.43%        6.75%
-----------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is April 20, 1992. Index returns shown from April 30, 1992.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.65%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
   Total Annual Fund Operating Expenses            1.27%*
=======================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small Cap Growth Fund -- Class A Shares             1.10%
--------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------
Small Cap Growth Fund -- Class A Shares $   129   $   403   $   697   $  1,534
------------------------------------------------------------------------------

TAX-MANAGED SMALL CAP FUND

FUND SUMMARY


INVESTMENT GOAL:                High long-term after-tax returns

SHARE PRICE VOLATILITY:         High

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued small cap U.S. common stocks


INVESTMENT STRATEGY


Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $4 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years. The performance information shown is based on full calendar years.


[CHART]

2001    -2.96%
2002   -19.12%
2003    48.70%


BEST QUARTER:     22.54%  (06/30/03)

WORST QUARTER:   -17.86%  (09/30/02)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell 2500 Index.



                                                                                 SINCE
TAX-MANAGED SMALL CAP FUND -- CLASS A                              1 YEAR   INCEPTION*
--------------------------------------------------------------------------------------
Return Before Taxes                                                 48.70%        4.39%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions**                               48.70%        4.38%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**       31.66%        3.75%
--------------------------------------------------------------------------------------
Frank Russell 2500 Index Return (reflects no deduction for
   fees, expenses, or taxes)***                                     45.51%        5.91%
--------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is October 31, 2000. Index returns shown from October 31, 2000.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A SHARES
-------------------------------------------------------
Investment Advisory Fees                           0.65%
-------------------------------------------------------
Distribution (12b-1) Fees                          None
-------------------------------------------------------
Other Expenses                                     0.62%
=======================================================
  Total Annual Fund Operating Expenses             1.27%*
=======================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Tax-Managed Small Cap Fund -- Class A Shares       1.10%
-------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
Tax-Managed Small Cap Fund -- Class A Shares      $   129  $   403   $   697   $  1,534
---------------------------------------------------------------------------------------

SMALL/MID CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:               Long-term capital appreciation

SHARE PRICE VOLATILITY:        High

PRINCIPAL INVESTMENT STRATEGY: Utilizing multiple sub-advisers, the Fund invests in the common stocks and other equity securities of small to medium sized issuers

INVESTMENT STRATEGY

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $39 million and $6.5 billion). The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

As of January 31, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS A SHARES
--------------------------------------------------------
Investment Advisory Fees                            0.65%
--------------------------------------------------------
Distribution (12b-1) Fees                           None
--------------------------------------------------------
Other Expenses                                      0.62%*
========================================================
   Total Annual Fund Operating Expenses             1.27%**
========================================================


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund's administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Small/Mid Cap Equity Fund -- Class A Shares       1.10%
------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Small/Mid Cap Equity Fund -- Class A Shares   $  129   $   403
--------------------------------------------------------------

MID-CAP FUND

FUND SUMMARY


INVESTMENT GOAL:                Long-term capital appreciation

SHARE PRICE VOLATILITY:         High

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser that manages in a core style, the Fund invests in mid-cap U.S. common stocks


INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

The medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.


[CHART]

1994   -10.79%
1995    23.04%
1996    26.66%
1997    31.88%
1998     3.30%
1999     8.95%
2000     4.92%
2001     1.10%
2002   -14.31%
2003    40.97%

BEST QUARTER:     21.81%  (12/31/98)

WORST QUARTER:   -22.08%  (09/30/98)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Frank Russell Mid-Cap Index.



                                                                                          SINCE
MID-CAP FUND -- CLASS A                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
-----------------------------------------------------------------------------------------------
Return Before Taxes                                     40.97%     6.90%     10.21%       11.24%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                   40.05%     5.24%      8.33%        9.41%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
   Shares**                                             26.88%     5.02%      7.95%        8.96%
-----------------------------------------------------------------------------------------------
Frank Russell Mid-Cap Index Return (reflects no
   deduction for fees, expenses, or taxes)***           40.06%     7.23%     12.18%       12.35%
-----------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is February 16, 1993. Index returns shown from February 28, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)       CLASS A SHARES
---------------------------------------------------------
Investment Advisory Fees                             0.40%
---------------------------------------------------------
Distribution (12b-1) Fees                            None
---------------------------------------------------------
Other Expenses                                       0.63%
=========================================================
   Total Annual Fund Operating Expenses              1.03%*
=========================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the the Fund's distributor waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:


Mid-Cap Fund -- Class A Shares         1.00%
-------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------
Mid-Cap Fund -- Class A Shares   $  105   $   328   $   569   $  1,259
----------------------------------------------------------------------

REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL:                Total return, including current income and
                                capital appreciation

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing multiple sub-advisers, the Fund seeks above average total return, including current income and capital appreciation, by investing in real estate securities

INVESTMENT STRATEGY

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The Fund commenced operation on November 13, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS A SHARES
--------------------------------------------------------
Investment Advisory Fees                            0.65%
--------------------------------------------------------
Distribution (12b-1) Fees                           None
--------------------------------------------------------
Other Expenses                                      0.62%*
========================================================
   Total Annual Fund Operating Expenses             1.27%**
========================================================


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Fund's administrator and/or distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:


Real Estate Fund -- Class A Shares       1.10%
---------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                     1 YEAR   3 YEARS
-----------------------------------------------------
Real Estate Fund -- Class A Shares   $  129   $   403
-----------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, for temporary defensive purposes, the Small Cap Growth Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities; and, when the Adviser or Sub-Adviser determine that market conditions warrant, the Mid-Cap Fund may invest all or a portion of its assets in equity securities of larger companies. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of November 30, 2003, SIMC had approximately $56 billion in assets under management. For the fiscal year ended September 30, 2003, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Value Fund                   0.25%*
-------------------------------------------
Large Cap Growth Fund                  0.34%*
-------------------------------------------
Tax-Managed Large Cap Fund             0.34%*
-------------------------------------------
Small Cap Value Fund                   0.63%*
-------------------------------------------
Small Cap Growth Fund                  0.62%*
-------------------------------------------
Tax-Managed Small Cap Fund             0.54%*
-------------------------------------------
Mid-Cap Fund                           0.40%
-------------------------------------------



* After fee waivers.

For the fiscal year ended September 30, 2003, the Large Cap Disciplined Equity, Small/Mid Cap Equity and Real Estate Funds were not in operation. The Funds will pay SIMC investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Disciplined Equity Fund      0.40%
-------------------------------------------
Small/Mid Cap Equity Fund              0.65%
-------------------------------------------
Real Estate Fund                       0.65%
-------------------------------------------

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

ALLIANCE CAPITAL MANAGEMENT, L.P.'S investment unit of Sanford C.
Bernstein- Sanford C. Bernstein ("Bernstein"), a wholly-owned subsidiary and an investment unit of Alliance Capital Management, L.P.("Alliance Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund. Alliance Capital's Bernstein Investment Research Management Unit, led by Drew Demakis manages value oriented investment portfolios, including the portion of the Large Cap Value Fund's assets allocated to Bernstein. Mr. Demakis is senior portfolio manager and director of product development for structured equities. In addition, he is chairman of the firm's Risk Investment Policy Group. Mr. Demakis joined Bernstein in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to AJO. Mr. Aronson founded AJO in 1984. Ms. Ortiz and Mr. Johnson have been with AJO since 1987 and 1993, respectively.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the Chief Executive Officer and President of Franklin, and has been with Franklin since its inception in 1982.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV.


LARGE CAP GROWTH FUND:


GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Growth Fund's assets allocated to Goldman Sachs.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Growth

Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 15 years, and has 22 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 35 years of investment experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 16 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 31 years of investment experience.


TAX-MANAGED LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT, L.P.'S investment unit of Sanford C. Bernstein-Sanford C. Bernstein ("Bernstein"), a wholly-owned subsidiary and an investment unit of Alliance Capital Management, L.P.("Alliance Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Alliance Capital's Bernstein Investment Research Management Unit, led by Drew Demakis manages value oriented investment portfolios, including the portion of the Tax-Managed Large Cap Fund's assets allocated to Bernstein. Mr. Demakis is senior portfolio manager and director of product development for structured equities. In addition, he is chairman of the firm's Risk Investment Policy Group. Mr. Demakis joined Bernstein in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Mr. Aronson founded AJO in 1984. Ms. Ortiz and Mr. Johnson have been with AJO since 1987 and 1993, respectively.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Franklin. Mr. Cone is the Chief Executive Officer and President of Franklin, and has been with Franklin since its inception in 1982.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Goldman Sachs.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV.

SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 15 years, and has 22 years of investment experience.

PARAMETRIC PORTFOLIO ASSOCIATES: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Tom Seto, Lead Portfolio Manager, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively.

PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 35 years of investment experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 16 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 31 years of investment experience.

LARGE CAP DISCIPLINED EQUITY FUND:

ANALYTIC INVESTORS INC.: Analytic Investors Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Analytic.

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at BGFA manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to BGFA.

ENHANCED INVESTMENT TECHNOLOGIES, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the

Large Cap Disciplined Equity Fund. A team of investment professionals at INTECH manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to INTECH.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.: Prudential Investment Management, Inc.
(PIM), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at PIM, led by James H. Scott, Senior Managing Director, Quantitative Management, and Margaret Stumpp, Senior Managing Director, Quantitative Management, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to PIM. Mr. Scott and Ms. Stumpp have been with PIM for 15 years.


SMALL CAP VALUE FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.

LEE MUNDER INVESTMENTS LTD.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. Todd Vigners serves as portfolio manager of the portion of the Small Cap Value Fund's assets allocated to LMIL. Mr. Vigners has over 13 years of investment experience.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV.


MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Value Fund's assets allocated to Martingale.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, and Kevin W. Bedell, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the portion of the Small Cap Value Fund's assets allocated to Security Capital. Messrs. Manno, Statz and Bedell have an average of 22 years of investment experience and joined Security Capital in 1994, 1995 and 1996, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffman joined Wellington Management in 1997, and has over 20 years of investment experience.


SMALL CAP GROWTH FUND:


DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. Andrew Beja, CFA, Managing Director, and Jonathan Stone, CFA, Managing Director, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone, formerly of the Standish, Ayer & Wood small cap growth team, each has over 18 and 13 years of investment experience, respectively.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Reserach and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to Mazama. Mr. Sauer and Mr. Brink both joined Mazama in 1997, and each has over 23 and 26 years of investment experience, respectively.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, serves as a Sub-Adviser to the Small

Cap Growth Fund. Jim Callinan, managing director, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to RSIM. Mr. Callinan joined RSIM in June 1996, and has over 16 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 17 years of investment experience.


TAX-MANAGED SMALL CAP FUND:


BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals at DMC manages the portion of the Tax-Managed Small Cap Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Reserach and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to Mazama. Mr. Sauer and Mr. Brink both joined Mazama in 1997, and each has over 23 and 26 years of investment experience, respectively.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals, led by Robert B. Gillam, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

SMALL/MID CAP EQUITY FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at DMC manages the portion of the Small/Mid Cap Equity Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Andrew Beja, CFA, Managing Director, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to LMIL. Mr. Beja has over 18 years of investment experience.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.45% of the average monthly market value of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Martingale manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to Mazama. Mr. Sauer and Mr. Brink both joined Mazama in 1997, and each has over 23 and 26 years of investment experience, respectively.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, and Kevin W. Bedell, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the portion of the Small/Mid Cap Equity Fund's assets allocated to Security Capital. Messrs. Manno, Statz and Bedell have an average of 22 years of investment experience and joined Security Capital in 1994, 1995 and 1996, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 17 years of investment experience.


MID-CAP FUND:


MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the Sub-Adviser to the Mid-Cap Fund. A team of investment professionals at Martingale manages the portion of the Mid-Cap Fund's assets allocated to Martingale.

REAL ESTATE FUND:

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Real Estate Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, and Kevin W. Bedell, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the portion of the Real Estate Fund's assets allocated to Security Capital. Messrs. Manno, Statz and Bedell have an average of 22 years of investment experience and joined Security Capital in 1994, 1995 and 1996, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management in 1997, and has over 20 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.


FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.


The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap and Mid-Cap Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Large Cap Disciplined Equity, Small/Mid Cap Equity and Real Estate Funds did not have performance information as of September 30, 2003.


FOR THE PERIODS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                         NET
                                       REALIZED
                                         AND
                                      UNREALIZED                                DISTRIBUTIONS                      NET
          NET ASSET      NET            GAINS                    DIVIDENDS          FROM                          ASSET
            VALUE,    INVESTMENT       (LOSSES)                   FROM NET        REALIZED          TOTAL         VALUE,
          BEGINNING     INCOME           ON         TOTAL FROM   INVESTMENT       CAPITAL       DIVIDENDS AND     END OF     TOTAL
          OF PERIOD     (LOSS)        SECURITIES    OPERATIONS     INCOME          GAINS        DISTRIBUTIONS     PERIOD    RETURN+
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

CLASS A

  2003    $   13.94   $     0.25(2)  $     2.86(2)  $     3.11   $    (0.24)    $          --   $       (0.24)    $ 16.81     22.55%
------------------------------------------------------------------------------------------------------------------------------------
  2002        17.39         0.21          (3.26)         (3.05)       (0.21)            (0.19)          (0.40)      13.94    (18.06)
------------------------------------------------------------------------------------------------------------------------------------
  2001        18.70         0.21          (1.14)         (0.93)       (0.22)            (0.16)          (0.38)      17.39     (5.08)
------------------------------------------------------------------------------------------------------------------------------------
  2000        18.97         0.27           0.56           0.83        (0.26)            (0.84)          (1.10)      18.70      4.47
------------------------------------------------------------------------------------------------------------------------------------
  1999        17.31         0.24           2.67           2.91        (0.24)            (1.01)          (1.25)      18.97     17.13
------------------------------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

CLASS A

  2003    $   12.97   $       --(2)  $     2.81(2)  $     2.81   $    (0.01)(5) $          --   $       (0.01)(5) $ 15.77     21.66%
------------------------------------------------------------------------------------------------------------------------------------
  2002        16.73        (0.04)(2)      (3.72)(2)      (3.76)          --                --              --       12.97    (22.47)
------------------------------------------------------------------------------------------------------------------------------------
  2001        36.24        (0.06)        (17.75)        (17.81)          --             (1.70)          (1.70)      16.73    (51.08)
------------------------------------------------------------------------------------------------------------------------------------
  2000        28.58        (0.04)          8.67           8.63           --             (0.97)          (0.97)      36.24     30.67
------------------------------------------------------------------------------------------------------------------------------------
  1999        21.01        (0.05)          7.92           7.87           --             (0.30)          (0.30)      28.58     37.74
------------------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND

CLASS A

  2003    $    7.50   $     0.08(2)  $     1.70(2)  $     1.78   $    (0.08)    $          --   $       (0.08)    $  9.20     23.84%
------------------------------------------------------------------------------------------------------------------------------------
  2002         9.49         0.06          (1.98)         (1.92)       (0.07)               --           (0.07)       7.50    (20.44)
------------------------------------------------------------------------------------------------------------------------------------
  2001        13.62         0.07          (4.13)         (4.06)       (0.07)               --           (0.07)       9.49    (29.92)
------------------------------------------------------------------------------------------------------------------------------------
  2000        12.65         0.09           1.00           1.09        (0.09)            (0.03)          (0.12)      13.62      8.66
------------------------------------------------------------------------------------------------------------------------------------
  1999         9.61         0.08           3.04           3.12        (0.08)               --           (0.08)      12.65     32.60
------------------------------------------------------------------------------------------------------------------------------------

                                         RATIO OF    RATIO OF
                            RATIO OF       NET       EXPENSES
                            EXPENSES    INVESTMENT  TO AVERAGE
           NET ASSETS          TO         INCOME       NET
             END OF         AVERAGE      (LOSS)TO     ASSETS      PORTFOLIO
             PERIOD           NET         AVERAGE   (EXCLUDING    TURNOVER
          ($ THOUSANDS)      ASSETS     NET ASSETS   WAIVERS)       RATE
---------------------------------------------------------------------------
LARGE CAP VALUE FUND

CLASS A

  2003    $   3,527,686       0.85%        1.61%        0.97%        106%
---------------------------------------------------------------------------
  2002        2,896,977       0.85         1.23         0.97          41
---------------------------------------------------------------------------
  2001        3,590,194       0.85         1.11         0.97          89
---------------------------------------------------------------------------
  2000        3,548,830       0.85         1.55         0.97          70
---------------------------------------------------------------------------
  1999        2,452,540       0.85         1.26         0.85          49
---------------------------------------------------------------------------

LARGE CAP GROWTH FUND

CLASS A

  2003    $   3,564,487       0.85%        0.02%        1.02%         72%
---------------------------------------------------------------------------
  2002        2,904,802       0.85        (0.21)        1.02          62
---------------------------------------------------------------------------
  2001        3,487,142       0.85        (0.29)        1.03         112
---------------------------------------------------------------------------
  2000        4,898,050       0.85        (0.32)        1.02          69
---------------------------------------------------------------------------
  1999        2,626,807       0.85        (0.24)        0.90          45
---------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND

CLASS A

  2003    $   1,757,292       0.85%        0.88%        1.02%         99%
---------------------------------------------------------------------------
  2002        1,436,467       0.85         0.65         1.03          80
---------------------------------------------------------------------------
  2001        1,658,097       0.85         0.60         1.01          84
---------------------------------------------------------------------------
  2000        1,969,302       0.85         0.69         1.06          47
---------------------------------------------------------------------------
  1999          710,136       0.85         0.71         0.90          21
---------------------------------------------------------------------------

                                         NET
                                       REALIZED
                                         AND
                                       UNREALIZED                                DISTRIBUTIONS                      NET
           NET ASSET       NET           GAINS                    DIVIDENDS          FROM            TOTAL         ASSET
             VALUE,    INVESTMENT       (LOSSES)        TOTAL      FROM NET        REALIZED        DIVIDENDS       VALUE,
           BEGINNING     INCOME           ON            FROM      INVESTMENT       CAPITAL            AND          END OF
           OF PERIOD     (LOSS)        SECURITIES    OPERATIONS     INCOME          GAINS        DISTRIBUTIONS     PERIOD
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

CLASS A

  2003     $   13.99   $     0.08(2)  $     3.91(2)  $     3.99   $    (0.09)    $       (0.44)  $       (0.53)    $ 17.45
--------------------------------------------------------------------------------------------------------------------------
  2002         15.66         0.08          (0.21)         (0.13)       (0.09)            (1.45)          (1.54)      13.99
--------------------------------------------------------------------------------------------------------------------------
  2001         16.13         0.13           0.36           0.49        (0.14)            (0.82)          (0.96)      15.66
--------------------------------------------------------------------------------------------------------------------------
  2000         14.06         0.15           2.05           2.20        (0.13)               --           (0.13)      16.13
--------------------------------------------------------------------------------------------------------------------------
  1999         13.67         0.05           0.57           0.62        (0.05)            (0.18)          (0.23)      14.06
--------------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

CLASS A

  2003     $    9.62   $    (0.08)(2) $     4.57(2)  $     4.49   $       --     $          --   $          --     $ 14.11
--------------------------------------------------------------------------------------------------------------------------
  2002         12.35        (0.09)(2)      (2.64)(2)      (2.73)          --                --              --        9.62
--------------------------------------------------------------------------------------------------------------------------
  2001         30.57        (0.14)        (10.81)        (10.95)          --             (7.27)          (7.27)      12.35
--------------------------------------------------------------------------------------------------------------------------
  2000         21.12        (0.01)         11.28          11.27           --             (1.82)          (1.82)      30.57
--------------------------------------------------------------------------------------------------------------------------
  1999         13.68        (0.12)          7.62           7.50           --             (0.06)          (0.06)      21.12
--------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED SMALL CAP FUND

CLASS A

  2003     $    7.54   $    (0.02)(2) $     2.48(2)  $     2.46   $       --     $          --   $          --     $ 10.00
--------------------------------------------------------------------------------------------------------------------------
  2002          8.15        (0.01)         (0.60)         (0.61)          --                --              --        7.54
--------------------------------------------------------------------------------------------------------------------------
  2001(1)      10.00           --          (1.84)         (1.84)       (0.01)(3)            --           (0.01)(3)    8.15
--------------------------------------------------------------------------------------------------------------------------

MID-CAP FUND

CLASS A

  2003     $   11.74   $     0.11(2)  $     3.25(2)  $     3.36   $    (0.08)    $       (0.06)  $       (0.14)    $ 14.96
--------------------------------------------------------------------------------------------------------------------------
  2002         12.19         0.06          (0.46)(4)      (0.40)       (0.05)               --           (0.05)      11.74
--------------------------------------------------------------------------------------------------------------------------
  2001         17.42         0.07          (3.22)         (3.15)       (0.08)            (2.00)          (2.08)      12.19
--------------------------------------------------------------------------------------------------------------------------
  2000         15.19         0.07           3.76           3.83        (0.07)            (1.53)          (1.60)      17.42
--------------------------------------------------------------------------------------------------------------------------
  1999         14.00         0.07           2.21           2.28        (0.07)            (1.02)          (1.09)      15.19
--------------------------------------------------------------------------------------------------------------------------

                                                 RATIO OF     RATIO OF
                                                   NET        EXPENSES
                                     RATIO OF   INVESTMENT   TO AVERAGE
                      NET ASSETS     EXPENSES     INCOME        NET
                        END OF      TO AVERAGE   (LOSS)TO      ASSETS     PORTFOLIO
            TOTAL       PERIOD         NET        AVERAGE     (EXCLUDING   TURNOVER
           RETURN+   ($ THOUSANDS)    ASSETS    NET ASSETS    WAIVERS)      RATE
-----------------------------------------------------------------------------------
SMALL CAP VALUE FUND

CLASS A

  2003       29.28%  $     795,501       1.10%        0.52%        1.27%         99%
-----------------------------------------------------------------------------------
  2002       (2.20)        691,668       1.10         0.46         1.27          48
-----------------------------------------------------------------------------------
  2001        3.12         794,109       1.10         0.78         1.26          99
-----------------------------------------------------------------------------------
  2000       15.74         897,276       1.10         1.03         1.28         119
-----------------------------------------------------------------------------------
  1999        4.47         572,125       1.10         0.38         1.10         130
-----------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

CLASS A

  2003       46.67%  $     875,906       1.10%       (0.66)%       1.27%        166%
-----------------------------------------------------------------------------------
  2002      (22.11)        606,999       1.10        (0.69)        1.27         156
-----------------------------------------------------------------------------------
  2001      (42.83)        821,391       1.10        (0.80)        1.29         157
-----------------------------------------------------------------------------------
  2000       55.28       1,575,462       1.10        (0.74)        1.27         182
-----------------------------------------------------------------------------------
  1999       55.00         931,024       1.10        (0.72)        1.10         141
-----------------------------------------------------------------------------------

TAX-MANAGED SMALL CAP FUND

CLASS A

  2003       32.63%  $     181,773       1.10%       (0.21)%       1.27%        142%
-----------------------------------------------------------------------------------
  2002       (7.48)        143,764       1.10        (0.21)        1.26          86
-----------------------------------------------------------------------------------
  2001 (1)  (18.46)        125,129       1.10        (0.04)        1.30          82
-----------------------------------------------------------------------------------

MID-CAP FUND

CLASS A

  2003       28.92%  $      41,502       1.00%        0.86%        1.03%        109%
-----------------------------------------------------------------------------------
  2002       (3.34)         25,499       1.00         0.39         1.02         222
-----------------------------------------------------------------------------------
  2001      (19.59)         32,976       1.00         0.51         1.02         193
-----------------------------------------------------------------------------------
  2000       27.14          42,148       1.00         0.48         1.05         170
-----------------------------------------------------------------------------------
  1999       16.53          34,995       1.00         0.40         1.00         139
-----------------------------------------------------------------------------------



 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(2) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(3) Return of Capital.
(4) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(5) Including Return of Capital of $0.01.


Amounts designated as "--" are zero or have been rounded to zero.

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated January 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

SEI-F-101 (1/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]



FIXED INCOME

CORE FIXED INCOME FUND

HIGH YIELD BOND FUND


CLASS A

PROSPECTUS AS OF

JANUARY 31, 2004



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Core Fixed Income and High Yield Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


          Core Fixed Income Fund                                                             2
          ------------------------------------------------------------------------------------
          High Yield Bond Fund                                                               6
          ------------------------------------------------------------------------------------
          More Information About Fund Investments                                            9
          ------------------------------------------------------------------------------------
          Investment Adviser and Sub-Advisers                                                9
          ------------------------------------------------------------------------------------
          Purchasing, Selling and Exchanging Fund Shares                                    12
          ------------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                                15
          ------------------------------------------------------------------------------------
          Financial Highlights                                                              16
          ------------------------------------------------------------------------------------
          How to Obtain More Information About SEI Institutional Managed Trust      Back Cover
          ------------------------------------------------------------------------------------

ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CORE FIXED INCOME FUND

FUND SUMMARY


INVESTMENT GOAL:                 Current income and preservation of capital

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have fixed
                                 income investment expertise, the Fund invests in investment grade U.S. fixed income securities


INVESTMENT STRATEGY


Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (4.5 years as of December 31, 2003).


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

[CHART]

1994     -4.89%
1995     20.04%
1996      3.69%
1997      9.51%
1998      8.53%
1999     -1.79%
2000     12.52%
2001      6.95%
2002      9.10%
2003      5.32%

BEST QUARTER:     6.78% (06/30/95)

WORST QUARTER:   -3.98% (03/31/94)


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers Aggregate Bond Index.



                                                                                                       SINCE
CORE FIXED INCOME FUND -- CLASS A                              1 YEAR    5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                             5.32%      6.31%        6.69%          7.59%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                           3.52%      3.91%        4.08%          4.99%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
   Shares**                                                     3.46%      3.90%        4.07%          4.95%
------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index Return
   (reflects no deduction for fees, expenses, or taxes)***      4.11%      6.62%        6.95%          8.31%
------------------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is May 1, 1987. Index returns shown from May 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS A SHARES
------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.28%
------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
------------------------------------------------------------------------------
Other Expenses                                                            0.56%
==============================================================================
  Total Annual Fund Operating Expenses                                    0.84%*
==============================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Core Fixed Income Fund -- Class A Shares                                  0.60%
------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
Core Fixed Income Fund -- Class A Shares     $   86   $   268   $   466   $  1,037
----------------------------------------------------------------------------------

HIGH YIELD BOND FUND

FUND SUMMARY


INVESTMENT GOAL:                 Total return

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have high
                                 yield investment expertise, the Fund invests in high yield, high risk securities


INVESTMENT STRATEGY

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.


[CHART]

1996    15.06%
1997    14.54%
1998     1.40%
1999     3.61%
2000    -7.24%
2001     6.92%
2002     3.91%
2003    21.15%


BEST QUARTER:     6.84% (06/30/03)

WORST QUARTER:   -5.47% (12/31/00)



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the CS First Boston High Yield Index.



                                                                                                       SINCE
HIGH YIELD BOND FUND -- CLASS A                                           1 YEAR      5 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       21.15%        5.28%          8.12%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                     17.72%        1.58%          4.25%
------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**             13.56%        2.12%          4.49%
------------------------------------------------------------------------------------------------------------
CS First Boston High Yield Index Return (reflects no deduction for
   fees, expenses, or taxes)***                                           27.94%        6.44%          8.21%
------------------------------------------------------------------------------------------------------------


* The inception date for the Fund's Class A Shares is January 11, 1995. Index returns shown from January 31, 1995.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS A SHARES
------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.49%
------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
------------------------------------------------------------------------------
Other Expenses                                                            0.63%
==============================================================================
   Total Annual Fund Operating Expenses                                   1.12%*
==============================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


High Yield Bond Fund -- Class A Shares                                    0.85%
------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
High Yield Bond Fund -- Class A Shares     $  114   $   356   $   617   $  1,363
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of November 30, 2003, SIMC had approximately $56 billion in assets under management. For the fiscal year ended September 30, 2003, SIMC received investment advisory fees, after fee waivers, as a percentage of each Fund's net assets, at the following annual rates:


Core Fixed Income Fund                                                     0.24%
-------------------------------------------------------------------------------
High Yield Bond Fund                                                       0.43%
-------------------------------------------------------------------------------

SUB-ADVISERS AND PORTFOLIO MANAGERS

CORE FIXED INCOME FUND:

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund's assets allocated to BlackRock.


METROPOLITAN WEST ASSET MANAGEMENT, LLC: Metropolitan West Asset Management, LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Messrs. Landmann, Kane and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. Ms. Chandoha joined the fixed income team in 1999 and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.


WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 117 East Colorado Boulevard, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset.

HIGH YIELD BOND FUND:


ING GHENT ASSET MANAGEMENT LLC: ING Ghent Asset Management LLC (ING), located at 230 Park Avenue, 13th Floor, New York, New York 10169, serves as a Sub-Adviser to the High Yield Bond Fund. The four senior members of ING's investment management team, Paul H. Ross, Kenneth J. Monaghan, J. Paul Gillin and Geert Dhont, manage the portion of the High Yield Bond Fund's assets allocated to ING. Messrs. Ross and Monaghan are Co-Founding Managing Directors and Portfolio Managers. Messrs. Gillin and Dhont are Managing Directors and Portfolio Managers. Each senior member has been with ING since May 2000.

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC: Lincoln Capital Fixed Income Management Company, LLC (Lincoln Capital), located at 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals at Lincoln Capital manages the portion of the High Yield Bond Fund's assets allocated to Lincoln Capital.

METROPOLITAN WEST ASSET MANAGEMENT, LLC: Metropolitan West Asset Management, LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the High Yield Bond Fund. Jeff Koch and Mark Unferth co-manage the portion of the

High Yield Bond Fund's assets allocated to MWAM. Prior to joining MWAM in December of 2002, Mr. Koch had been a Portfolio Manager and Co-portfolio Manager of several funds at Strong Capital Management for over 13 years. Mr. Unferth joined MWAM in April of 2002. From 2000 to 2002, Mr. Unferth was a Managing Director of Credit Suisse First Boston (Credit Suisse), and from 1998 to 2000 he was Senior Vice President of the high yield sales and trading group at Donaldson, Lufkin & Jenrette, which merged with Credit Suisse in 2000.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, David Crall, CFA, Managing Director, and Stephen Kotsen, CFA, Director, to manage the portion of the High Yield Bond Fund's assets allocated to Nomura. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created Kidder's first high yield bond mutual fund. David Crall has been with Nomura for eleven years working in both analyst and portfolio manager roles. Mr. Kotsen has been with Nomura for four years. Prior to joining Nomura in 1999, Stephen Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.


FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains and excluding qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

It is expected that distributions by each Fund will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income.


The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                       NET
                                                     REALIZED
                                                       AND
                                                    UNREALIZED                                              DISTRIBUTIONS
               NET ASSET           NET                 GAINS                                DIVIDENDS           FROM
                VALUE,          INVESTMENT           (LOSSES)                               FROM NET          REALIZED
               BEGINNING          INCOME                ON               TOTAL FROM        INVESTMENT          CAPITAL
               OF PERIOD          (LOSS)            SECURITIES           OPERATIONS          INCOME             GAINS
-------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

CLASS A

  2003          $  10.67        $  0.40(1)          $  0.28(1)            $  0.68          $  (0.42)         $  (0.22)
-------------------------------------------------------------------------------------------------------------------------
  2002             10.75           0.52                0.08                  0.60             (0.52)            (0.16)
-------------------------------------------------------------------------------------------------------------------------
  2001             10.08           0.61                0.67                  1.28             (0.61)               --
-------------------------------------------------------------------------------------------------------------------------
  2000             10.03           0.62                0.05                  0.67             (0.62)               --
-------------------------------------------------------------------------------------------------------------------------
  1999             10.92           0.56               (0.66)                (0.10)            (0.56)            (0.23)
-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND

CLASS A

  2003          $   7.60        $  0.68(1)          $  0.77(1)            $  1.45          $  (0.68)         $     --
-------------------------------------------------------------------------------------------------------------------------
  2002              7.86           0.70               (0.26)                 0.44             (0.70)               --
-------------------------------------------------------------------------------------------------------------------------
  2001              9.15           0.88               (1.29)                (0.41)            (0.88)               --
-------------------------------------------------------------------------------------------------------------------------
  2000             10.11           0.96               (0.96)                   --             (0.96)               --
-------------------------------------------------------------------------------------------------------------------------
  1999             10.81           1.02               (0.64)                 0.38             (1.02)            (0.06)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                                        RATIO OF            NET
                                    NET                                                 EXPENSES         INVESTMENT
                 TOTAL             ASSET                             NET ASSETS            TO              INCOME
               DIVIDENDS           VALUE,                              END OF           AVERAGE          (LOSS) TO
                  AND              END OF            TOTAL             PERIOD             NET             AVERAGE
             DISTRIBUTIONS         PERIOD           RETURN+        ($ THOUSANDS)         ASSETS          NET ASSETS
--------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

CLASS A

  2003         $  (0.64)          $  10.71           6.63%          $  3,823,429         0.60%              3.77%
--------------------------------------------------------------------------------------------------------------------
  2002            (0.68)             10.67           5.89              3,686,946         0.60               4.96
--------------------------------------------------------------------------------------------------------------------
  2001            (0.61)             10.75          13.00              3,519,061         0.60               5.79
--------------------------------------------------------------------------------------------------------------------
  2000            (0.62)             10.08           6.97              3,113,103         0.60               6.27
--------------------------------------------------------------------------------------------------------------------
  1999            (0.79)             10.03          (0.96)             2,348,453         0.60               5.47
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND

CLASS A

  2003         $  (0.68)          $   8.37          19.88%          $    976,659         0.85%              8.50%
--------------------------------------------------------------------------------------------------------------------
  2002            (0.70)              7.60           5.45                745,525         0.85               8.67
--------------------------------------------------------------------------------------------------------------------
  2001            (0.88)              7.86          (4.76)               721,314         0.85              10.27
--------------------------------------------------------------------------------------------------------------------
  2000            (0.96)              9.15          (0.09)               763,941         0.85               9.92
--------------------------------------------------------------------------------------------------------------------
  1999            (1.08)             10.11           3.51                507,218         0.85               9.62
--------------------------------------------------------------------------------------------------------------------

                RATIO OF
                EXPENSES
               TO AVERAGE
                  NET
                 ASSETS          PORTFOLIO
               (EXCLUDING        TURNOVER
                WAIVERS)           RATE
-------------------------------------------
CORE FIXED INCOME FUND

CLASS A

  2003            0.84%             470%
-------------------------------------------
  2002            0.84              379
-------------------------------------------
  2001            0.84              358
-------------------------------------------
  2000            0.83              265
-------------------------------------------
  1999            0.60              334
-------------------------------------------
HIGH YIELD BOND FUND

CLASS A

  2003            1.12%             129%
-------------------------------------------
  2002            1.12              126
-------------------------------------------
  2001            1.12              105
-------------------------------------------
  2000            1.12               40
-------------------------------------------
  1999            0.89               17
-------------------------------------------



+    Returns are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.


Amounts designated as "--" are zero or have been rounded to zero.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated January 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

SEI-F-102 (1/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI INSTITUTIONAL MANAGED TRUST

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

CORE FIXED INCOME FUND

CLASS I

PROSPECTUS AS OF JANUARY 31, 2004



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



          Large Cap Value Fund                                                                  2
          ---------------------------------------------------------------------------------------
          Large Cap Growth Fund                                                                 5
          ---------------------------------------------------------------------------------------
          Small Cap Value Fund                                                                  8
          ---------------------------------------------------------------------------------------
          Small Cap Growth Fund                                                                11
          ---------------------------------------------------------------------------------------
          Core Fixed Income Fund                                                               14
          ---------------------------------------------------------------------------------------
          More Information About Fund Investments                                              18
          ---------------------------------------------------------------------------------------
          Investment Adviser and Sub-Advisers                                                  18
          ---------------------------------------------------------------------------------------
          Purchasing, Selling and Exchanging Fund Shares                                       23
          ---------------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                                   26
          ---------------------------------------------------------------------------------------
          Financial Highlights                                                                 27
          ---------------------------------------------------------------------------------------
          How to Obtain More Information About SEI Institutional Managed Trust         Back Cover
          ---------------------------------------------------------------------------------------

ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.


In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL:                 Long-term growth of capital and income

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a value style, the Fund invests in high quality income-producing U.S. common stocks of large companies


INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in high quality (i.e., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

2002    -18.05%
2003     29.14%


BEST QUARTER:      17.15%  (06/30/03)

WORST QUARTER:    -19.13%  (09/30/02)



This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Value Index.



                                                                                              SINCE
LARGE CAP VALUE FUND -- CLASS I                                       1 YEAR             INCEPTION*
---------------------------------------------------------------------------------------------------
Return Before Taxes                                                   29.14%                  0.81%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                 28.88%                  0.38%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**         19.23%                  0.48%
---------------------------------------------------------------------------------------------------
Frank Russell 1000 Value Index Return (reflects no
  deduction for fees, expenses, or taxes)***                          30.03%                  4.02%
---------------------------------------------------------------------------------------------------



* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns shown from August 31, 2001.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                                CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                     0.35%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                    None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                               0.87%
=====================================================================================================================
   Total Annual Fund Operating Expenses                                                                      1.22%*
=====================================================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Value Fund -- Class I Shares                                                                       1.10%
---------------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund -- Class I Shares                                $ 124        $ 387        $ 670       $ 1,477
-------------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a growth style, the Fund invests in large cap
                                 U.S. common stocks


INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

2002    -29.38%
2003     24.99%


BEST QUARTER:      16.63%  (12/31/01)

WORST QUARTER:    -16.77%  (06/30/02)


This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Frank Russell 1000 Growth Index.


                                                                                              SINCE
LARGE CAP GROWTH FUND -- CLASS I                                      1 YEAR             INCEPTION*
---------------------------------------------------------------------------------------------------
Return Before Taxes                                                   24.99%                 -7.22%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                 24.99%                 -7.22%
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**         16.24%                 -6.08%
---------------------------------------------------------------------------------------------------
Frank Russell 1000 Growth Index Return (reflects no deduction for
  fees, expenses, or taxes)***                                        29.75%                 -1.31%
---------------------------------------------------------------------------------------------------



* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns shown from August 31, 2001.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                                CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                     0.40%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                    None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                               0.87%
=====================================================================================================================
  Total Annual Fund Operating Expenses                                                                       1.27%*
=====================================================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Large Cap Growth Fund -- Class I Shares                                                                      1.10%
---------------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund -- Class I Shares                               $ 129        $ 403        $ 697       $ 1,534
-------------------------------------------------------------------------------------------------------------------

SMALL CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL:                 Capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a value style, the Fund invests in common stocks of smaller U.S. companies


INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for nine years. The performance information shown is based on full calendar years.


[CHART]

2002    -11.81%
2003     42.34%


BEST QUARTER:      20.18%  (06/30/03)

WORST QUARTER:    -18.90%  (09/30/02)



This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Value Index.



                                                                                                   SINCE
SMALL CAP VALUE FUND -- CLASS I                                       1 YEAR                  INCEPTION*
--------------------------------------------------------------------------------------------------------
Return Before Taxes                                                   42.34%                      13.84%
--------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                 40.64%                      12.69%
--------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**         28.39%                      11.38%
--------------------------------------------------------------------------------------------------------
Frank Russell 2000 Value Index Return (reflects no deduction for
  fees, expenses, or taxes)***                                        46.03%                      13.82%
--------------------------------------------------------------------------------------------------------



* The inception date for the Fund's Class I Shares is February 11, 2002. Index returns shown from February 28, 2002.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest companies with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                                CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                     0.65%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                    None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                               0.87%
=====================================================================================================================
  Total Annual Fund Operating Expenses                                                                       1.52%*
=====================================================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small Cap Value Fund -- Class I Shares                                                                       1.35%
---------------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund -- Class I Shares                                $ 155        $ 480        $ 829       $ 1,813
-------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that manage in
                                 a growth style, the Fund invests in common stocks of smaller U.S. companies


INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. The performance information shown is based on full calendar years.


[CHART]

2002    -33.85%
2003     55.48%


BEST QUARTER:     27.84%   (06/30/03)

WORST QUARTER:   -16.88%   (06/30/02)



This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Frank Russell 2000 Growth Index.



                                                                                    SINCE
SMALL CAP GROWTH FUND -- CLASS I                               1 YEAR          INCEPTION*
-----------------------------------------------------------------------------------------
Return Before Taxes                                            55.48%               0.80%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions**                          55.48%               0.80%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
  Shares**                                                     36.06%               0.68%
-----------------------------------------------------------------------------------------
Frank Russell 2000 Growth Index Return (reflects no
  deduction for fees, expenses, or taxes)***                   48.54%               4.01%
-----------------------------------------------------------------------------------------



* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns shown from August 31, 2001.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                                                                CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                     0.65%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                    None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                               0.87%
=====================================================================================================================
  Total Annual Fund Operating Expenses                                                                       1.52%*
=====================================================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Small Cap Growth Fund -- Class I Shares                                                                      1.35%
---------------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund -- Class I Shares                               $ 155        $ 480        $ 829       $ 1,813
-------------------------------------------------------------------------------------------------------------------

CORE FIXED INCOME FUND

FUND SUMMARY


INVESTMENT GOAL:                 Current income and preservation of capital

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Utilizing multiple sub-advisers that have fixed
                                 income investment expertise, the Fund invests in investment grade U.S. fixed income securities


INVESTMENT STRATEGY


Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index (4.5 years as of December 31, 2003).


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. The performance information shown is based on full calendar years.


[CHART]

2002     8.83%
2003     5.06%


BEST QUARTER:     3.58% (06/30/02)

WORST QUARTER:   -1.13% (12/31/01)



This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Brothers Aggregate Bond Index.



                                                                                       SINCE
CORE FIXED INCOME FUND -- CLASS I                              1 YEAR             INCEPTION*
--------------------------------------------------------------------------------------------
Return Before Taxes                                             5.06%                  6.23%
--------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                           3.35%                  3.96%
--------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
  Shares**                                                      3.29%                  3.98%
--------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index Return (reflects
  no deduction for fees, expenses, or taxes)***                 4.11%                  6.63%
--------------------------------------------------------------------------------------------



* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns shown from August 31, 2001.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                                                                CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                     0.28%
---------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                    None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                               0.81%
=====================================================================================================================
  Total Annual Fund Operating Expenses                                                                       1.09%*
=====================================================================================================================



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Core Fixed Income Fund -- Class I Shares                                                                     0.85%
---------------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund -- Class I Shares                              $ 111        $ 347        $ 601       $ 1,329
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, for temporary defensive purposes, the Small Cap Growth Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of November 30, 2003, SIMC had approximately $56 billion in assets under management. For the fiscal year ended September 30, 2003, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Value Fund                                                               0.25%*
------------------------------------------------------------------------------------------
Large Cap Growth Fund                                                              0.34%*
------------------------------------------------------------------------------------------
Small Cap Value Fund                                                               0.63%*
------------------------------------------------------------------------------------------
Small Cap Growth Fund                                                              0.62%*
------------------------------------------------------------------------------------------
Core Fixed Income Fund                                                             0.24%*
------------------------------------------------------------------------------------------



*After fee waivers.

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:


ALLIANCE CAPITAL MANAGEMENT, L.P.'S INVESTMENT UNIT OF SANFORD C. BERNSTEIN:
Sanford C. Bernstein ("Bernstein"), a wholly-owned subsidiary and an investment unit of Alliance Capital Management, L.P.("Alliance Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund. Alliance Capital's Bernstein Investment Research Management Unit, led by Drew Demakis manages value oriented investment portfolios, including the portion of the Large Cap Value Fund's assets allocated to Bernstein. Mr. Demakis is senior portfolio manager and director of product development for structured equities. In addition, he is chairman of the firm's Risk Investment Policy Group. Mr. Demakis joined Bernstein in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to AJO. Mr. Aronson founded AJO in 1984. Ms. Ortiz and Mr. Johnson have been with AJO since 1987 and 1993, respectively.

FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the Chief Executive Officer and President of Franklin, and has been with Franklin since its inception in 1982.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV.


LARGE CAP GROWTH FUND:


GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Growth Fund's assets allocated to Goldman Sachs.

McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Growth Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 15 years, and has 22 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 35 years of investment experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 16 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 31 years of investment experience.


SMALL CAP VALUE FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.

LEE MUNDER INVESTMENTS LTD.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. Todd Vingers serves as portfolio manager of the portion of the Small Cap Value Fund's assets allocated to LMIL. Mr. Vigners has over 13 years of investment experience.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV.


MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Value Fund's assets allocated to Martingale.


SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, and Kevin W. Bedell, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the portion of the Small Cap Value Fund's assets allocated to Security Capital. Messrs. Manno, Statz and Bedell have an average of 22 years of investment experience and joined Security Capital in 1994, 1995 and 1996, respectively.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffman joined Wellington Management in 1997, and has over 20 years of investment experience.


SMALL CAP GROWTH FUND:


DELAWARE MANAGEMENT COMPANY: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. Andrew Beja, CFA, Managing Director, and Jonathan Stone, CFA, Managing Director, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to LMIL. Mr. Beja and Mr. Stone, formerly of the Standish, Ayer & Wood small cap growth team, each has over 18 and 13 years of investment experience, respectively.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Reserach and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to Mazama. Mr. Sauer and Mr. Brink both joined Mazama in 1997, and each has over 23 and 26 years of investment experience, respectively. McKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 31 years of investment experience.

RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Growth Fund. Jim Callinan, managing director, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to RSIM. Mr. Callinan joined RSIM in June 1996, and has over 16 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 17 years of investment experience.


CORE FIXED INCOME FUND:

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund's assets allocated to BlackRock.


METROPOLITAN WEST ASSET MANAGEMENT, LLC: Metropolitan West Asset Management, LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Messrs. Landmann, Kane and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. Ms. Chandoha joined the fixed income team in 1999 and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.


WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 117 East Colorado Boulevard, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.


FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES


If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, shareholder and administrative servicing fees, as a percentage of average daily net assets, may each be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Large Cap Value, Large Cap Growth, Small Cap Value and Small Cap Growth Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

The Core Fixed Income Fund declares its net investment income daily and distributes it monthly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

It is expected that distributions from the Core Fixed Income Fund will primarily consist of ordinary income and that distributions from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.


The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE PERIODS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                               NET
                                             REALIZED
                                               AND
                                            UNREALIZED                                 DISTRIBUTIONS                     NET ASSET
                NET ASSET      NET            GAINS                      DIVIDENDS         FROM             TOTAL          VALUE,
                  VALUE,    INVESTMENT       (LOSSES)                     FROM NET       REALIZED         DIVIDENDS         END
                BEGINNING     INCOME            ON         TOTAL FROM    INVESTMENT       CAPITAL            AND            OF
                OF PERIOD     (LOSS)        SECURITIES     OPERATIONS      INCOME          GAINS        DISTRIBUTIONS      PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

CLASS I

  2003          $   13.94    $   0.21(3)    $   2.86(3)     $   3.07      $  (0.21)       $      --      $     (0.21)     $   16.80
-----------------------------------------------------------------------------------------------------------------------------------
  2002              17.39        0.19          (3.28)          (3.09)        (0.17)           (0.19)           (0.36)         13.94
-----------------------------------------------------------------------------------------------------------------------------------
  2001(1)           19.38        0.03          (2.02)          (1.99)           --               --               --          17.39
-----------------------------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

CLASS I

  2003          $   12.92    $  (0.03)(3)   $   2.79(3)     $   2.76      $     --*       $      --      $        --*     $   15.68
-----------------------------------------------------------------------------------------------------------------------------------
  2002              16.72       (0.07)(3)      (3.73)(3)       (3.80)           --               --               --          12.92
-----------------------------------------------------------------------------------------------------------------------------------
  2001(1)           20.60       (0.01)         (3.87)          (3.88)           --               --               --          16.72
-----------------------------------------------------------------------------------------------------------------------------------

SMALL CAP VALUE FUND

CLASS I

  2003          $   13.99    $   0.04(3)    $   3.90(3)     $   3.94      $  (0.05)       $   (0.44)     $     (0.49)     $   17.44
-----------------------------------------------------------------------------------------------------------------------------------
  2002(2)           16.47        0.02          (2.49)          (2.47)        (0.01)              --            (0.01)         13.99
-----------------------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

CLASS I

  2003          $    9.59    $  (0.11)(3)   $   4.55(3)     $   4.44      $     --        $      --      $        --      $   14.03
-----------------------------------------------------------------------------------------------------------------------------------
  2002              12.35       (0.08)(3)      (2.68)(3)       (2.76)           --               --               --           9.59
-----------------------------------------------------------------------------------------------------------------------------------
  2001(1)           15.59       (0.02)         (3.22)          (3.24)           --               --               --          12.35
-----------------------------------------------------------------------------------------------------------------------------------

                                                         RATIO OF      RATIO OF
                                            RATIO OF       NET         EXPENSES
                                            EXPENSES    INVESTMENT        TO
                              NET ASSETS       TO         INCOME       AVERAGE
                               END OF       AVERAGE       (LOSS)      NET ASSETS    PORTFOLIO
                 TOTAL         PERIOD         NET       TO AVERAGE    (EXCLUDING    TURNOVER
                RETURN+     ($ THOUSANDS)    ASSETS     NET ASSETS     WAIVERS)       RATE
----------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND

CLASS I

  2003            22.17%      $  9,086        1.10%        1.36%         1.22%         106%
-------------------------------------------------------------------------------------------
  2002           (18.24)         6,175        1.10         1.01          1.22           41
-------------------------------------------------------------------------------------------
  2001(1)        (10.27)           152        1.10         1.09          1.22           89
-------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

CLASS I

  2003            21.37%      $ 12,323        1.10%       (0.24)%        1.27%          72%
-------------------------------------------------------------------------------------------
  2002           (22.73)         7,934        1.10        (0.41)         1.27           62
-------------------------------------------------------------------------------------------
  2001(1)        (18.83)            81        1.10        (0.45)         1.28          112
-------------------------------------------------------------------------------------------

SMALL CAP VALUE FUND

CLASS I

  2003            28.91%      $  2,572        1.35%        0.23%         1.52%          99%
-------------------------------------------------------------------------------------------
  2002(2)        (14.99)           727        1.35         0.21          1.52           48
-------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

CLASS I

  2003            46.30%      $  5,339        1.35%       (0.91)%        1.52%         166%
-------------------------------------------------------------------------------------------
  2002           (22.35)         1,879        1.35        (0.71)         1.53          156
-------------------------------------------------------------------------------------------
  2001(1)        (20.78)            46        1.35        (1.12)         1.54          157
-------------------------------------------------------------------------------------------

                                               NET
                                             REALIZED
                                               AND
                                            UNREALIZED                                   DISTRIBUTIONS                    NET ASSET
                NET ASSET      NET            GAINS                        DIVIDENDS         FROM             TOTAL         VALUE,
                  VALUE,    INVESTMENT       (LOSSES)                       FROM NET       REALIZED         DIVIDENDS        END
                BEGINNING     INCOME            ON           TOTAL FROM    INVESTMENT       CAPITAL            AND           OF
                OF PERIOD     (LOSS)        SECURITIES       OPERATIONS      INCOME          GAINS        DISTRIBUTIONS     PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

CLASS I

  2003          $   10.67     $ 0.37(3)      $  0.28(3)        $  0.65      $ (0.39)       $ (0.22)          $ (0.61)      $ 10.71
----------------------------------------------------------------------------------------------------------------------------------
  2002              10.76       0.49            0.07              0.56        (0.49)         (0.16)            (0.65)        10.67
----------------------------------------------------------------------------------------------------------------------------------
  2001(1)           10.60       0.08            0.16              0.24        (0.08)            --             (0.08)        10.76
----------------------------------------------------------------------------------------------------------------------------------

                                                         RATIO OF      RATIO OF
                                            RATIO OF       NET         EXPENSES
                                            EXPENSES    INVESTMENT        TO
                              NET ASSETS       TO         INCOME       AVERAGE
                               END OF       AVERAGE       (LOSS)      NET ASSETS    PORTFOLIO
                 TOTAL         PERIOD         NET       TO AVERAGE    (EXCLUDING    TURNOVER
                RETURN+     ($ THOUSANDS)    ASSETS     NET ASSETS     WAIVERS)       RATE
----------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND

CLASS I

  2003             6.37%      $  5,931        0.85%        3.46%         1.09%         470%
----------------------------------------------------------------------------------------------
  2002             5.53          4,268        0.85         4.52          1.09          379
----------------------------------------------------------------------------------------------
  2001(1)          2.28             86        0.85         5.01          1.09          358
----------------------------------------------------------------------------------------------


+ Returns are for the period indicated and have not been annualized.


* Amount represents less than $0.01.


(1) Commenced operations on August 6, 2001. All ratios for the period have been annualized.

(2) Commenced operations on February 11, 2002. All ratios for the period have been annualized.


(3) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.


Amounts designated as "--" are either zero or have been rounded to zero.

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated January 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

SEI-F-105 (1/04)

                         SEI INSTITUTIONAL MANAGED TRUST

                                 CLASS Y SHARES

                                   PROSPECTUS


                                JANUARY 31, 2004


                           TAX-MANAGED LARGE CAP FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:

                        ALLIANCE CAPITAL MANAGEMENT L.P.
                            ARONSON+JOHNSON+ORTIZ, LP

                          BARCLAYS GLOBAL FUND ADVISORS

                       FRANKLIN PORTFOLIO ASSOCIATES, LLC
                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.

                              LSV ASSET MANAGEMENT
                             MONTAG & CALDWELL, INC.
                         PARAMETRIC PORTFOLIO ASSOCIATES
                       PEREGRINE CAPITAL MANAGEMENT, INC.

                     TRANSAMERICA INVESTMENT MANAGEMENT, LLC


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class Y Shares of the Tax-Managed Large Cap Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                 PAGE
      PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
        PERFORMANCE INFORMATION AND EXPENSES                     XXX
      MORE INFORMATION ABOUT FUND INVESTMENTS                    XXX
      INVESTMENT ADVISER AND SUB-ADVISERS                        XXX
      PURCHASING, SELLING AND EXCHANGING FUND SHARES             XXX
      DIVIDENDS, DISTRIBUTIONS AND TAXES                         XXX
      FINANCIAL HIGHLIGHTS                                       XXX
      HOW TO OBTAIN MORE INFORMATION ABOUT
        SEI INSTITUTIONAL MANAGED TRUST                          Back Cover

ASSET ALLOCATION


The Tax-Managed Large Cap Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.


In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Tax-Managed Large Cap Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Funds involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgements about the securities markets, the economy, and companies, but these judgements may not anticipate actual market movements of the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY


INVESTMENT GOAL:                  High long-term after-tax returns

SHARE PRICE VOLATILITY:           Medium to high

PRINCIPAL INVESTMENT STRATEGY:    Utilizing multiple sub-advisers, the Fund
                                  seeks long-term capital appreciation while
                                  minimizing the current tax impact on
                                  shareholders by buying and holding
                                  undervalued large cap U.S. common stocks


INVESTMENT STRATEGY


Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION




The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Class Y Shares for one year. The performance information shown is based on a full calendar year.



                      2003                        28.35%

                  BEST QUARTER                 WORST QUARTER
                     15.74%                       -3.35%
                   (06/30/03)                   (03/31/03)



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS Y SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE FRANK RUSSELL 1000 INDEX.



TAX-MANAGED LARGE CAP FUND - CLASS Y                                     1 YEAR    SINCE INCEPTION*
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      28.35%        0.02%
RETURN AFTER TAXES ON DISTRIBUTIONS**                                    28.17%       -0.27%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES**            18.62%       -0.13%
FRANK RUSSELL 1000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)***                                                   29.89%        4.24%



* The inception date of the Fund's Class Y Shares is April 8, 2002. Index returns shown from April 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS Y SHARES
-----------------------------------------------------------------
Investment Advisory Fees                              0.40%
Distribution (12b-1) Fees                             None
Other Expenses                                        0.32%
                                                      ----
Total Annual Fund Operating Expenses                  0.72%*


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


     Tax-Managed Large Cap Fund-- Class Y Shares          0.55 %


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
  TAX-MANAGED LARGE CAP FUND - CLASS Y SHARES       $   74    $   230    $   401    $    894

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2003, SIMC had approximately $56 billion in assets under management. For the fiscal year ended September 30, 2003, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund's net assets, at the annual rate of 0.34%.


SUB-ADVISERS AND PORTFOLIO MANAGERS


ALLIANCE CAPITAL MANAGEMENT L.P.'S INVESTMENT UNIT OF SANFORD C. BERNSTEIN:
Sanford C. Bernstein (Bernstein), a wholly-owned subsidiary and an investment unit of Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Alliance Capital's Bernstein Investment Research Management unit, led by Drew Demakis, manages value oriented investment portfolios, including the portion of the Tax-Managed Large Cap Fund's assets allocated to Alliance Capital. Mr. Demakis is senior portfolio manager and director of product development for structured equities. In addition, he is chairman of the firm's Risk Investment Policy Group. Mr. Demakis joined Bernstein (now Alliance Capital) in 1998.

ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal, and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Mr. Aronson founded AJO in 1984.
Ms. Ortiz and Mr. Johnson have been with AJO since 1987 and 1993, respectively.


FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Franklin. Mr. Cone is the Chief Executive Officer and President of Franklin, and has been with Franklin since its inception in 1982.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.: Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Goldman Sachs.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV.

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 15 years, and has 22 years of investment experience.

PARAMETRIC PORTFOLIO ASSOCIATES: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Tom Seto, Lead Portfolio Manager, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively.

PEREGRINE CAPITAL MANAGEMENT, INC.: Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 35 years of investment experience. Mr. Nussbaum joined Peregrine in 1990, and has 15 years of investment experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a

Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 16 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 31 years of investment experience.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class Y Shares of the Fund.

The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class Y Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class Y Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.


FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES


If you hold Class Y Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES


You may exchange Class Y Shares of any Fund for Class Y Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.15%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains and excluding qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.


The Fund uses a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class Y Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                NET REALIZED
                                                    AND                                  DISTRIBUTIONS
                      NET ASSET                  UNREALIZED                  DIVIDENDS       FROM
                       VALUE,         NET          GAINS                      FROM NET      REALIZED          TOTAL
                      BEGINNING   INVESTMENT      (LOSSES)      TOTAL FROM   INVESTMENT     CAPITAL       DIVIDENDS AND
                      OF PERIOD     INCOME      ON SECURITIES   OPERATIONS     INCOME        GAINS        DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
CLASS Y
2003                  $    7.50   $     0.10(2) $       1.71(2) $     1.81   $   (0.10)    $     --       $       (0.10)
2002(1)                   10.45         0.05           (2.98)        (2.93)      (0.02)          --               (0.20)

                                                                                              RATIO OF
                                                                             RATIO OF NET     EXPENSES
                                                 NET ASSETS      RATIO OF     INVESTMENT     TO AVERAGE
                       NET ASSET                   END OF        EXPENSES    INCOME (LOSS)   NET ASSETS   PORTFOLIO
                      VALUE, END     TOTAL         PERIOD       TO AVERAGE    TO AVERAGE     (EXCLUDING   TURNOVER
                      OF PERIOD     RETURN+     ($ THOUSANDS)   NET ASSETS    NET ASSETS      WAIVERS)      RATE
-------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
CLASS Y
2003                  $     9.21      24.26%    $       3,834         0.55%           1.17%        0.72%         99%
2002(1)                     7.50     (28.05)            2,631         0.55            1.03%        0.72          80


+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) TAX-MANAGED LARGE CAP CLASS Y SHARES COMMENCED OPERATIONS ON APRIL 8, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/(LOSSES) CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated January 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Fund at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                         SEI INSTITUTIONAL MANAGED TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                JANUARY 31, 2004

                             MANAGED VOLATILITY FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Managed Volatility Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                 PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES                      XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                     XXX
     INVESTMENT ADVISER                                          XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES              XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                          XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI INSTITUTIONAL MANAGED TRUST                           Back Cover

ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MANAGED VOLATILITY FUND

FUND SUMMARY

INVESTMENT GOAL:                   Capital appreciation with less volatility
                                   than the broad U.S. equity markets

SHARE PRICE VOLATILITY:            High

PRINCIPAL INVESTMENT STRATEGY:     Utilizing multiple sub-advisers, the Fund
                                   invests in common stocks and other equity
                                   securities and employs a broad range of
                                   investment strategies intended to generate
                                   capital appreciation but with a lower level
                                   of volatility than the broad U.S. equity
                                   markets

INVESTMENT STRATEGY

The Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities by effectively weighting these securities based on their total expected risk and return; without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (E.G., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks or other factors that generally affect the value of portfolio securities, as well as for non-hedging purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad U.S. equity markets. The Fund is also subject to the risk that the equity securities the Fund invests in may underperform other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.


The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedging strategies, and some Sub-Advisers may use long-only or short-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedging positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.


Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

PERFORMANCE INFORMATION

As of January 31, 2004, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS A SHARES
---------------------------------------------------------
Investment Advisory Fees                       0.65%
Distribution (12b-1) Fees                      None
Other Expenses                                 0.60%*
                                               ----
Total Annual Fund Operating Expenses           1.25%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.

**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Fund's administrator and/or distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Managed Volatility Fund -- Class A Shares             1.00%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR     3 YEARS
Managed Volatility Fund - Class A Shares        $ 127      $ 397

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2003, SIMC had approximately $56 billion in assets under management. The Fund will pay SIMC advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.65%.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Fund.

The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET: http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                         SEI INSTITUTIONAL MANAGED TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Adviser:

  SEI Investments Management Corporation

Sub-Advisers:


  Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein Analytic Investors Inc.
  Aronson+Johnson+Ortiz, LP
  Artisan Partners Limited Partnership

  Barclays Global Fund Advisors

  BlackRock Advisors, Inc.

  David J. Greene and Company, LLC
  Delaware Management Company
  Enhanced Investment Technologies, LLC

  Franklin Portfolio Associates, LLC

  Goldman Sachs Asset Management, L.P.

  ING Ghent Asset Management, LLC

  Lee Munder Investments, Ltd.

  Lincoln Capital Fixed Income
    Management Company, LLC

  LSV Asset Management
  Martingale Asset Management, L.P.

  Metropolitan West Asset Management, LLC

  McKinley Capital Management Inc.

  Mazama Capital Management Inc.
  Montag & Caldwell, Inc.
  Nomura Corporate Research
   and Asset Management Inc.

  Parametric Portfolio Associates
  Peregrine Capital Management, Inc.
  Prudential Investment Management, Inc.

  RS Investment Management, L.P.
  Security Capital Research &
    Management Group Incorporated

  Transamerica Investment Management, LLC
  Wellington Management Company, LLP

  Wells Capital Management, Inc.

  Western Asset Management Company

     This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated January 31, 2004. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


     The Trust's financial statements for the fiscal year ended September 30, 2003, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 2003 Annual Report. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.


January 31, 2004

                               TABLE OF CONTENTS


THE TRUST                                                                                S-2
INVESTMENT OBJECTIVES AND POLICIES                                                       S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                                    S-7
  American Depositary Receipts                                                           S-7
  Asset-Backed Securities                                                                S-8
  Commercial Paper                                                                       S-8
  Construction Loans                                                                     S-8
  Equity Securities                                                                      S-9
  Fixed Income Securities                                                               S-10
  Foreign Securities                                                                    S-12
  Forward Foreign Currency Contracts                                                    S-12
  Futures and Options on Futures                                                        S-14
  Illiquid Securities                                                                   S-15
  Investment Companies                                                                  S-15
  Money Market Securities                                                               S-16
  Mortgage-Backed Securities                                                            S-16
  Municipal Securities                                                                  S-18
  Obligations of Domestic Banks, Foreign Banks and
    Foreign Branches of U.S. Banks                                                      S-19
  Options                                                                               S-19
  Pay-In-Kind Bonds                                                                     S-21
  Receipts                                                                              S-21
  REITs                                                                                 S-21
  Repurchase Agreements                                                                 S-22
  Restricted Securities                                                                 S-22
  Securities Lending                                                                    S-22
  Short Sales                                                                           S-23
  Swaps, Caps, Floors, Collars and Swaptions                                            S-23
  U.S. Government Agency Obligations                                                    S-24
  Variable or Floating Rate Securities                                                  S-25
  When-Issued and Delayed Delivery Securities                                           S-25
  Yankee Obligations                                                                    S-26
  Zero Coupon Securities                                                                S-26
INVESTMENT LIMITATIONS                                                                  S-27
THE ADMINISTRATOR AND TRANSFER AGENT                                                    S-29
THE ADVISER AND SUB-ADVISERS                                                            S-30
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING                        S-35
TRUSTEES AND OFFICERS OF THE TRUST                                                      S-37
PROXY VOTING POLICIES AND PROCEDURES                                                    S-41
PURCHASE AND REDEMPTION OF SHARES                                                       S-42
TAXES                                                                                   S-43
PORTFOLIO TRANSACTIONS                                                                  S-45
DESCRIPTION OF SHARES                                                                   S-51
LIMITATION OF TRUSTEES' LIABILITY                                                       S-51
CODE OF ETHICS                                                                          S-51
VOTING                                                                                  S-51
SHAREHOLDER LIABILITY                                                                   S-51
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                     S-52
MASTER/FEEDER OPTION                                                                    S-56
CUSTODIAN                                                                               S-57
EXPERTS                                                                                 S-57
LEGAL COUNSEL                                                                           S-57
DESCRIPTION OF RATINGS                                                                   A-1


January 31, 2004

                                   THE TRUST

     SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class Y shares may be offered which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

     This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds.

     The investment adviser and investment sub-advisers to the Funds are referred to collectively as the "advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

     LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Each adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

     The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in American Depositary Receipts ("ADRs") traded on registered exchanges or on Nasdaq.

     Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified borrowers.


     LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. Each adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

     The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on Nasdaq, as well as ADRs not traded on an established exchange.

     Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

     TAX-MANAGED LARGE CAP FUND--The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion.

     The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

     The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.


     The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

     Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

     The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

     LARGE CAP DISCIPLINED EQUITY FUND--The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities.

     The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (currently between $902 million and $311 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund also may engage in short sales.


     In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Each adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

     The Fund may also invest in securities of foreign issuersand in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.


     SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Each adviser selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth potential and positive earnings surprises.

     The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on Nasdaq.

     Any remaining assets may be invested in equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

     For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.


     TAX-MANAGED SMALL CAP FUND--The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $4 billion.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by an adviser to be of equivalent quality. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

     The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.


     The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

     When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

     The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

     SMALL/MID CAP EQUITY FUND--The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S.
companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $39 million and $6.5 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.


     MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


     For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.


     MANAGED VOLATILITY FUND--The investment objective of the Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

     The Managed Volatility Fund may invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures and swap agreements.

     In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     REAL ESTATE FUND--The investment objective of the Real Estate Fund is total return, including current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and may invest more than 5% of its total assets in a single issuer. Generally, the Fund will invest in real estate companies operating in the United States.


     In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities that are rated investment grade at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

     Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.




     The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.

     HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical ratings organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. The Fund will notify its shareholders at least 60 days prior to any change to this policy. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities.

     The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, (iv) variable and floating rate instruments, and (v) Yankee obligations.

     Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks, (iii) equity securities, (iv) investment grade fixed income securities,
(v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

     The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

     The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

     The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

     The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of an adviser, such investment will be advantageous to the Fund. The Funds are free to reduce or eliminate their activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.


     AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


     Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.


     ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


     Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts, and for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

     Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

     COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.

     CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

     Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

     Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

     EQUITY SECURITIES--Equity securities represent ownership interests in a company and common stocks, preferred stocks, and warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds generally purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturities are also subject to greater fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

     Additional information regarding fixed income securities is described below:

     DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

     LOWER RATED SECURITIES. Lower-rated bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

     The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

     Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

     GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

     PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

     LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.


     TAXES. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.


     FOREIGN SECURITIES--Foreign securities are issued by non-U.S. investors. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

     FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency amount at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


     The Funds may use currency instruments to engage in the following types of currency transactions.

     TRANSACTION HEDGING. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

     POSITION HEDGING. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

     CROSS HEDGES. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     PROXY HEDGES. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

     RISKS. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as required by the Investment Company Act of 1940, as amended (the "1940 Act").


     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


     A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

     FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either
(i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or
(ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.


     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position as required by the 1940 Act. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

     A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

     A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

     There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


     ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).


     INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. Pursuant to Section 12 of the 1940 Act, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SEI Investments Management Corporation, however, have obtained an order from the Securities and Exchange Commission (the "SEC") that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of
Section 12 of the 1940 Act.

     Each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

     MONEY MARKET SECURITIES--Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities is described below. For a description of ratings, see the Appendix to this SAI.

     MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:


     GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities ("FHLMC Gold PCS") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government but are guaranteed by agencies or instrumentalities of the U.S. Government. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.


     PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will cover any mortgage dollar roll as required by the 1940 Act.

     REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.


     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


     ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

     MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

     MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS--Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

     A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

     Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

     All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

     Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

     The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.


     A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.


     A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

     A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

     The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

     RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

     RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Core Fixed Income and Large Cap Value Funds may invest in receipts.

     REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

     A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

     REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers continually monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.


     RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

     SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

     The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

     By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

     SHORT SALES--A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position as required by the 1940 Act.

     SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

     A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

     Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.


     Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.


     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.


     Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

     Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

     A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover its position as required by the 1940 Act.


     U.S. GOVERNMENT AGENCY OBLIGATIONS--Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Seperately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


     U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.
Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.


     VARIABLE OR FLOATING RATE SECURITIES--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with its custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

     YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

     The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.


     ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income-producing securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


     Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


     Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             INVESTMENT LIMITATIONS


     The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

FUNDAMENTAL POLICIES.


     The following investment limitations and the investment limitations in each Prospectus are fundamental policies of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Core Fixed Income and High Yield Bond Funds and may not be changed without shareholder approval.

     No Fund may:

  1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  8. With the exception of the Tax-Managed Small Cap Fund, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


     The following investment limitations are fundamental policies of the Large Cap Disciplined Equity, Managed Volatility, Real Estate and Small/Mid Cap Equity Funds and may not be changed without shareholder approval.

     No Fund May:

  1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate Fund.

  2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

     For purposes of the industry concentration limitation specified in the SAI,
     (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

NON-FUNDAMENTAL POLICIES.


     The following limitations are non-fundamental policies of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Core Fixed Income and High Yield Bond Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.

     No Fund may:

  1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

  5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


  6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  7. With respect to the Large Cap Value Fund, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  8. With respect to the Large Cap Growth Fund, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  9. With respect to the Tax- Managed Large Cap Fund, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

 10. With respect to the Small Cap Value Fund, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

 11. With respect to the Small Cap Growth Fund, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

 12. With respect to the Tax-Managed Small Cap Fund, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

 13. With respect to the Mid-Cap Fund, invest less than 80% of its net assets in equity securities of medium-sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

 14. With respect to the Core Fixed Income Fund, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

15. With respect to the High Yield Bond Fund, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

     The following investment limitations are non-fundamental policies of the Large Cap Disciplined Equity, Managed Volatility, Real Estate and Small/Mid Cap Equity Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.


     No Fund May:

  1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.


  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


  6. With respect to the Large Cap Disciplined Equity Fund, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  7. With respect to the Real Estate Fund, invest less than 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs). The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  8. With respect to the Small/Mid Cap Equity Fund, invest less than 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.


                      THE ADMINISTRATOR AND TRANSFER AGENT


     GENERAL. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


     The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.


     If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


     For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's voluntary fee waived for the fiscal years ended September 30, 2001, 2002, and 2003:


                                                                                 ADMINISTRATION FEES
                                           ADMINISTRATION FEES PAID (000)            WAIVED (000)
                                           ------------------------------   ------------------------------
                                             2001       2002       2003       2001       2002       2003
                                           --------   --------   --------   --------   --------   --------
Large Cap Value Fund                       $ 13,491   $ 13,335   $ 11,733   $      0   $      0   $      0
Large Cap Growth Fund                      $ 14,401   $ 12,850   $ 11,898   $      0   $      0   $      0
Tax-Managed Large Cap Fund                 $  6,544   $  6,203   $  5,582   $      0   $      3   $      0
Small Cap Value Fund                       $  3,198   $  3,103   $  2,502   $      0   $      0   $      0
Small Cap Growth Fund                      $  4,040   $  3,021   $  2,581   $      0   $      0   $      0
Tax-Managed Small Cap Fund                 $    379   $    576   $    530   $      0   $      0   $      0
Small/Mid Cap Equity Fund                          *          *          *          *          *          *
Mid-Cap Fund                               $    133   $    166   $    119   $      0   $      0   $      0
Real Estate Fund                                   *          *          *          *          *          *
Core Fixed Income Fund                     $  9,193   $ 10,085   $ 10,224   $      0   $      0   $      0
High Yield Bond Fund                       $  2,664   $  2,716   $  3,106   $      0   $      0   $      0
Managed Volatility Fund                            *          *          *          *          *          *
Large Cap Disciplined Equity Fund                  *          *          *          *          *          *


----------

* Not in operation during such period.


                          THE ADVISER AND SUB-ADVISERS


     GENERAL. SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 60 funds. SIMC had more than $56 billion in assets as of November 30, 2003.


     MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.


     Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. These sub-advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The sub-advisers are also responsible for managing their employees who provide services to the Funds.

     The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any sub-adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

     The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a sub-adviser, as applicable, or by SIMC or a sub-adviser, as applicable, on 90 days' written notice to the Trust.

     ADVISORY AND SUB-ADVISORY FEES. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):



Large Cap Value Fund                                                       0.35%
Large Cap Growth Fund                                                      0.40%
Tax-Managed Large Cap Fund                                                 0.40%
Small Cap Value Fund                                                       0.65%
Small Cap Growth Fund                                                      0.65%
Tax-Managed Small Cap Fund                                                 0.65%
Small/Mid Cap Equity Fund                                                  0.65%
Mid-Cap Fund                                                               0.40%
Real Estate Fund                                                           0.65%
Core Fixed Income Fund                                                    0.275%
High Yield Bond Fund                                                     0.4875%
Managed Volatility Fund                                                    0.65%
Large Cap Disciplined Equity Fund                                          0.40%



     SIMC pays the sub-advisers out of its investment advisory fees.

     For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2001, 2002, and 2003:


                                                                                    ADVISORY FEES
                                              ADVISORY FEES PAID (000)               WAIVED (000)
                                           ------------------------------   ------------------------------
                                             2001       2002       2003       2001       2002       2003
                                           --------   --------   --------   --------   --------   --------
Large Cap Value Fund                       $ 11,236   $  9,614   $  8,467   $  2,255   $  3,721   $  3,266
Large Cap Growth Fund                      $ 13,910   $ 12,626   $ 11,728   $  2,548   $  2,060   $  1,870
Tax-Managed Large Cap Fund                 $  6,311   $  5,937   $  5,374   $  1,168   $  1,155   $  1,013
Small Cap Value Fund                       $  5,658   $  5,663   $  4,470   $    281   $    100   $    177
Small Cap Growth Fund                      $  7,360   $  5,540   $  4,588   $    162   $     70   $    205
Tax-Managed Small Cap Fund                 $    614   $    908   $    821   $     91   $    162   $    163
Small/Mid Cap Equity Fund                          *          *          *          *          *          *
Mid-Cap Fund                               $    152   $    189   $    136   $      0   $      0   $      0
Real Estate Fund                                   *          *          *          *          *          *
Core Fixed Income Fund                     $  7,097   $  8,636   $  8,808   $  1,932   $  1,270   $  1,233
High Yield Bond Fund                       $  3,013   $  3,307   $  3,788   $    698   $    476   $    538
Managed Volatility Fund                            *          *          *          *          *          *
Large Cap Disciplined Equity Fund                  *          *          *          *          *          *


----------

* Not in operation during such period.


     For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers for the fiscal years ended September 30, 2001, 2002, and 2003:


                                                                                  SUB-ADVISORY FEES
                                            SUB-ADVISORY FEES PAID (000)             WAIVED (000)
                                           ------------------------------   ------------------------------
                                             2001       2002       2003       2001       2002       2003
                                           --------   --------   --------   --------   --------   --------
Large Cap Value Fund                       $  4,622   $  3,898   $  3,319   $      0   $      0   $      0
Large Cap Growth Fund                      $  7,712   $  7,119   $  6,629   $      0   $      0   $      0
Tax-Managed Large Cap Fund                 $  3,410   $  3,278   $  2,987   $      0   $      0   $      0
Small Cap Value Fund                       $  4,443   $  4,334   $  3,398   $      0   $      0   $      0
Small Cap Growth Fund                      $  5,248   $  4,258   $  3,482   $      0   $      0   $      0
Tax-Managed Small Cap Fund                 $    561   $    661   $    591   $      0   $      0   $      0
Small/Mid Cap Equity Fund                          *          *          *          *          *          *
Mid-Cap Fund                               $     98   $    120   $     85   $      0   $      0   $      0
Real Estate Fund                                   *          *          *          *          *          *
Core Fixed Income Fund                     $  2,989   $  3,236   $  3,331   $      0   $      0   $      0
High Yield Bond Fund                       $  2,047   $  2,141   $  2,457   $      0   $      0   $      0
Managed Volatility Fund                            *          *          *          *          *          *
Large Cap Disciplined Equity Fund                  *          *          *          *          *          *


----------

* Not applicable during such period.

     For the fiscal years ended September 30, 2001, 2002, and 2003, SIMC paid LSV, which is an affiliated person of SIMC, as follows:


                                                      FEES PAID (000)                       FEE WAIVERS (000)
                                           -----------------------------------     -----------------------------------
FUND                                         2001          2002         2003         2001          2002         2003
----                                       --------      --------     --------     --------      --------     --------
Large Cap Value Fund                       $  1,303      $    914     $    906     $      0      $      0     $      0
Tax-Managed Large Cap Fund                         *     $    114     $    338             *     $      0     $      0
Small Cap Value Fund                       $    714      $    721     $    520     $      0      $      0     $      0
Tax-Managed Small Cap Fund                 $    116***   $    141     $    146     $      0***   $      0     $      0
Small/Mid Cap Equity Fund                          **            **           **           **            **           **


----------
*  LSV did not manage any assets of the Fund during such period.
** Not in operation during such period.
***Commenced operations on October 31, 2000.

THE SUB-ADVISERS

     ALLIANCE CAPITAL MANAGEMENT L.P.'S INVESTMENT UNIT OF SANFORD C. BERNSTEIN--Sanford C. Bernstein, a wholly-owned subsidiary and an investment unit of Alliance Capital Management L.P. ("Alliance Capital"), serves as a sub-adviser for a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. As of September 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 55.1% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.6% in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA.

     ANALYTIC INVESTORS INC.--Analytic Investors Inc. ("Analytic") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

     ARONSON+JOHNSON+ORTIZ, LP--Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap and Large Cap Value Funds. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.

     ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the Small Cap Value and Small/Mid Cap Equity Funds. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

     BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

     BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Tax-Managed Small Cap, Small/Mid Cap Equity and Core Fixed Income Funds. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp.

     DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("David
J. Greene") serves as a sub-adviser for a portion of the assets of the Small Cap Value and Tax-Managed Small Cap Funds. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% and Benjamin H. Nahum owns more than 10% of the firm.

     DELAWARE MANAGEMENT COMPANY--Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the Small Cap Growth, Tax-Managed Small Cap and Small/Mid
Cap Equity Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.


     ENHANCED INVESTMENT TECHNOLOGIES, LLC--Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.


     FRANKLIN PORTFOLIO ASSOCIATES, LLC--Franklin Portfolio Associates, LLC ("Franklin") serves as a sub-adviser for a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

     GOLDMAN SACHS ASSET MANAGEMENT, L.P.--Goldman Sachs Asset Management, L.P. ("Goldman Sachs") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc.

     ING GHENT ASSET MANAGEMENT LLC--ING Ghent Asset Management LLC ("ING") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. ING is a wholly-owned subsidiary of ING Furman Selz Asset Management and an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity.


     LEE MUNDER INVESTMENTS, LTD.--Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc.


     LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC--Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. Lincoln Capital is a 100% owned subsidiary of Lehman Brothers Holdings Inc.

     LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.


     MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Mid-Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.


     MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. Mazama is 93% employee-owned.


     McKINLEY CAPITAL MANAGEMENT INC.--McKinley Capital Management Inc. ("McKinley Capital") serves a sub-adviser for a portion of the assets of the Tax-Managed Small Cap, Small Cap Growth and Large Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.


     METROPOLITAN WEST ASSET MANAGEMENT, LLC--Metropolitan West Asset Management, LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the Core Fixed Income and High Yield Bond Funds. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

     MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

     NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc.


     PARAMETRIC PORTFOLIO ASSOCIATES--Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.


     PEREGRINE CAPITAL MANAGEMENT, INC.--Peregrine Capital Management, Inc. ("Peregrine") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap and Large Cap Growth Funds. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.


     PRUDENTIAL INVESTMENT MANAGEMENT, INC.--Prudential Investment Management, Inc. ("PIM") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. PIM is a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. PIM was founded in 1875.


     RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM") serves as a sub-adviser for a portion of the assets of the Small Cap Growth Fund. RSIM is an employee-owned organization.

     SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the Real Estate, Small/Mid Cap Equity and Small Cap Value Funds. Security Capital is 100% owned by Bank One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One N.A. is wholly-owned by Bank One Corporation.

     TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. TIM was founded in 1999, and is wholly owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.


     WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the Real Estate, Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie
A. Gabriel, Duncan M. McFarland and John R. Ryan.

     WELLS CAPITAL MANAGEMENT, INC.--Wells Capital Management, Inc. ("Wells Capital") serves as a sub-adviser for a portion of the assets of the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

     WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a sub-adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

     GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

     DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

     The Trust has adopted shareholder servicing plans for its Class A, Class I and Class Y shares (each a "Shareholder Servicing Plan" and collectively the "Shareholder Servicing Plans") and administrative servicing plan ("Administrative Servicing Plan") for the Class I shares of the Funds. Under the Service Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plan for Class A Shares and Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST


     BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 69 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


     MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

     INTERESTED TRUSTEES.


     ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1986)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1986)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


     INDEPENDENT TRUSTEES.


     F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1986)--Retired. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

     JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


----------

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

     GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania since 2003; Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997. Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000-December 2001; Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Tax Exempt Trust.


     BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

     - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 20 times during the Trust's most recently completed fiscal year.

     - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.


     BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers. The Trustees use this information, as well as other information that the advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

     Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser about: (a) the quality of the adviser's investment management and other services; (b) the adviser's investment management personnel; (c) the adviser's operations and financial condition; (d) the adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the adviser's profitability from its Fund-related operations; (h) the adviser's compliance systems; (i) the adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

     At the meeting, representatives from the advisers presented additional oral and written information to the Board to help the Board evaluate the advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year (with Mr. Doran abstaining from voting on the continuation of the Advisory Agreement between the Trust and SIMC)in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the advisers' fees are reasonable in light of the services that the advisers provide to the Funds.


     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

     "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.





                                                                           AGGREGATE DOLLAR RANGE OF
NAME                            DOLLAR RANGE OF FUND SHARES (FUND)*         SHARES (FUND COMPLEX)*
----                            -----------------------------------        -------------------------
Mr. Nesher                      Over $100,000 (Large Cap Value Fund)            Over $100,000
                                Over $100,000 (Large Cap Growth Fund)
                                $1 - $10,000 (Small Cap Growth Fund)
                                Over $100,000 (Core Fixed Income Fund)
Mr. Doran                       Over $100,000 (Large Cap Value Fund)            Over $100,000
                                Over $100,000 (Large Cap Growth Fund)
                                Over $100,000 (Small Cap Value Fund)
                                Over $100,000 (Small Cap Growth Fund)
Mr. Gooch                       Over $100,000 (Small Cap Growth Fund)           Over $100,000
Mr. Storey                      None                                                 None
Mr. Sullivan                    None                                                 None
Ms. Greco                       None                                                 None
Ms. Lesavoy                     None                                                 None


----------

* Valuation date is December 31, 2003.


     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                                           PENSION OR
                                                          RETIREMENT          ESTIMATED
                                                        BENEFITS ACCRUED        ANNUAL      TOTAL COMPENSATION
                                           AGGREGATE       AS PART OF       BENEFITS UPON    FROM THE TRUST
NAME                                     COMPENSATION     FUND EXPENSES      RETIREMENT     AND FUND COMPLEX
----                                     ------------   ----------------    -------------   -------------------
Mr. Nesher                                 $      0            N/A               N/A             $       0
Mr. Doran                                  $      0            N/A               N/A             $       0
Mr. Gooch                                  $ 33,250            N/A               N/A             $ 133,000
Mr. Storey                                 $ 33,250            N/A               N/A             $ 133,000
Mr. Sullivan                               $ 33,250            N/A               N/A             $ 133,000
Ms. Greco                                  $ 33,250            N/A               N/A             $ 133,000
Ms. Lesavoy                                        *              *                 *                     *


----------
* Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

     TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

     Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.


     EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1986)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President and Chief Investment Officer of SIMC, Chief Executive Officer of the Administrator and Executive Vice President of the Distributor since 2003. Executive Vice President of SIMC and the Administrator, 1994-2003. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

     TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. General Counsel and Vice President of SIMC and the Administrator, and Assistant Secretary of the Distributor since 2003. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor, 1999-2003. Associate, Dechert Price & Rhoads (law firm), 1997-1999.

     LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 2003. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1998-2003.

     CHRISTINE M. McCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor, 1999-2003. Associate, White and Williams LLP (law firm), 1991-1999.

     SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Assistant Secretary of the Administrator since 2003. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor, 2001-2003. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

     WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Assistant Secretary of SIMC, the Administrator and the Distributor since 2003. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor, 2000-2003. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000.

     JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Assistant Secretary of SIMC and the Administrator, and General Counsel and Vice President of the Distributor since 2003. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor 2001-2003.
Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm),
1998-2001.


     JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


     PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer--Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

     CORI DAGGETT (DOB 10/03/61)--Vice President and Assistant
Secretary-Employed by SEI Investments since 2003. Associate at Drinker Biddle & Reath, LLP (law firm), 1998-2003.


                      PROXY VOTING POLICIES AND PROCEDURES

     The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

     SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

     Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

     For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                        PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption price of shares is the net asset value of each share. Information about the market value of each portfolio security may be obtained by the Administrator from an independent pricing service. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

     Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") or, if there is no such reported sale, at the most recently quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. If such prices are not available or are deemed to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Board of Trustees. Additional information about valuing securities at fair value is provided under the sub-section "Fair Value Committee."


     Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

     It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

     A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

     Purchases and redemptions of shares of the Funds may be made on a Business Day. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,

Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

     This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


     Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

     Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

     If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

     Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the High Yield and Core Fixed Income Funds, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you as long-term capital gains at a maximum rate of 15%, regardless of how long you have held your shares in a Fund. Long term capital gains are currently taxed at a maximum rate of 15%.

     The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.


     Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

     All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

     For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

     A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount witheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

     With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the

Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

     The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

     The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

STATE TAXES


     A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

     The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


     Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.


     In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Funds' advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

     For the fiscal year ended September 30, 2003, the Funds paid the following brokerage fees:


                                                            TOTAL $ AMOUNT
                                        TOTAL $ AMOUNT       OF BROKERAGE         % OF TOTAL           % OF TOTAL
                                         OF BROKERAGE        COMMISSIONS           BROKERAGE            BROKERED
                                          COMMISSIONS     PAID TO AFFILIATED      COMMISSIONS          TRANSACTIONS
                                            PAID IN           BROKERS IN            PAID TO          EFFECTED THROUGH
FUND                                   FYE 9/30/03 (000)   FYE 9/30/03 (000)   AFFILIATED BROKERS   AFFILIATED BROKERS
----                                   -----------------  ------------------   ------------------   ------------------
Large Cap Value Fund                        $ 5,153             $ 415                 8%                   19%
Large Cap Growth Fund                         5,267               549                10%                   31%
Tax-Managed Large Cap Fund                    3,085               111                 4%                   29%
Small Cap Value Fund                          2,651                44                 2%                   26%
Small Cap Growth Fund                         4,797                72                 2%                   26%
Tax-Managed Small Cap Fund                      643                 7                 1%                   60%
Mid-Cap Fund                                     10                --                --%                   55%
Core Fixed Income Fund                          618               212                34%                   91%
High Yield Bond Fund                              9                 7                74%                  100%
Managed Volatility Fund                            *                 *                 *                     *
Large Cap Disciplined Equity Fund                  *                 *                 *                     *
Real Estate Fund                                   *                 *                 *                     *
Small/Mid Cap Equity Fund                          *                 *                 *                     *


----------

* Not in operation during such period.


     For the fiscal years ended September 30, 2001 and 2002, the Funds paid the following brokerage fees:


                                                                                       TOTAL $ AMOUNT
                                                        TOTAL $ AMOUNT                  OF BROKERAGE
                                                         OF BROKERAGE                 COMMISSIONS PAID
                                                       COMMISSIONS PAID                TO AFFILIATES
                                                -----------------------------   -----------------------------
FUND                                                2001            2002            2001            2002
----                                            -------------   -------------   -------------   -------------
Large Cap Value Fund                            $   6,598,928   $   2,581,810   $      30,135   $     163,172
Large Cap Growth Fund                           $   6,978,524   $   5,639,784   $      41,709   $     474,752
Tax-Managed Large Cap Fund                      $   3,311,012   $   3,806,402   $      16,532   $     719,267
Small Cap Value Fund                            $   2,989,468   $   1,933,302   $      12,502   $      25,374
Small Cap Growth Fund                           $   3,084,962   $   4,057,049   $      17,021   $      32,558
Tax-Managed Small Cap Fund                      $     400,096   $     445,930   $       1,591   $      44,176
Mid-Cap Fund                                    $     258,572   $     104,187   $         635   $         615
Core Fixed Income Fund                          $     750,178   $     557,978   $     265,986   $     206,831
High Yield Bond Fund                            $       9,688   $      19,196   $       2,117   $       8,964
Managed Volatility Fund                                      *               *               *               *
Large Cap Disciplined Equity Fund                            *               *               *               *
Real Estate Fund                                             *               *               *               *
Small/Mid Cap Equity Fund                                    *               *               *               *


----------
* Not in operation during such period.

     For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

     The portfolio turnover rate for each Fund for the fiscal years ending September 30, 2002 and 2003 was as follows:


                                                                       TURNOVER RATE
                                                                      ---------------
FUND                                                                   2002      2003
----                                                                  ------    ------
    Large Cap Value Fund                                                41%      106%
    Large Cap Growth Fund                                               62%       72%
    Tax-Managed Large Cap Fund                                          80%       99%
    Small Cap Value Fund                                                48%       99%
    Small Cap Growth Fund                                              156%      166%
    Tax-Managed Small Cap Fund                                          86%      142%
    Small/Mid Cap Equity Fund                                             *         *
    Mid-Cap Fund                                                       222%      109%
    Real Estate Fund                                                      *         *
    Core Fixed Income Fund                                             379%      470%
    High Yield Bond Fund                                               126%      129%
    Managed Volatility Fund                                               *         *
    Large Cap Disciplined Equity Fund                                     *         *


----------

* Not in operation during such period.

     The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2003, the Trust held the following securities:





FUND                                 NAME OF ISSUER        TYPE OF SECURITY      AMOUNT (000)
----                                ----------------       ----------------      ------------
LARGE CAP VALUE FUND                Morgan Stanley          Equity                $   38,587
                                    Goldman Sachs           Equity                $   24,541
                                    Lehman Brothers         Equity                $   28,896
                                    Merrill Lynch           Equity                $   25,946
                                    J.P. Morgan             Equity                $   63,634
                                    Merrill Lynch           Equity                $    4,397
                                    Deutsche Bank           Debt                  $   29,900
                                    Barclays Capital        Debt                  $    8,829
                                    Goldman Sachs           Debt                  $    8,794
                                    J.P. Morgan             Debt                  $    8,764
                                    Lehman Brothers         Debt                  $    4,837

LARGE CAP GROWTH FUND               J.P. Morgan             Debt                  $   15,442
                                    Deutsche Bank           Debt                  $   52,684
                                    Merrill Lynch           Debt                  $    7,748
                                    Morgan Stanley          Debt                  $   93,389
                                    Goldman Sachs           Equity                $   42,294
                                    Barclays Capital        Debt                  $   15,557
                                    Goldman Sachs           Debt                  $   15,496
                                    Lehman Brothers         Debt                  $    8,522
                                    J.P. Morgan             Equity                $    7,770

TAX-MANAGED LARGE CAP FUND          Morgan Stanley          Debt                  $    8,996
                                    Goldman Sachs           Equity                $   13,390
                                    J.P. Morgan             Equity                $   15,713
                                    ABN AMRO                Debt                  $   22,596
                                    Lehman Brothers         Equity                $    6,307
                                    Deutsche Bank           Debt                  $   16,315
                                    Merrill Lynch           Equity                $    5,936
                                    Morgan Stanley          Equity                $    9,381
                                    Barclays Capital        Debt                  $    4,818
                                    Goldman Sachs           Debt                  $    4,798
                                    J.P. Morgan             Debt                  $    4,782
                                    Merrill Lynch           Debt                  $    2,399

SMALL CAP VALUE FUND                Morgan Stanley          Debt                  $   26,055
                                    Deutsche Bank           Debt                  $    7,903
                                    Barclays Capital        Debt                  $    2,334
                                    Goldman Sachs           Debt                  $    2,324
                                    J.P. Morgan             Debt                  $    2,316
                                    Lehman Brothers         Debt                  $    1,278
                                    Merrill Lynch           Debt                  $    1,162

FUND                                 NAME OF ISSUER        TYPE OF SECURITY      AMOUNT (000)
----                                ----------------       ----------------      ------------
SMALL CAP GROWTH FUND               Morgan Stanley          Debt                  $   13,592
                                    Deutsche Bank           Debt                  $   21,597
                                    Barclays Capital        Debt                  $    6,377
                                    Goldman Sachs           Debt                  $    6,352
                                    J.P. Morgan             Debt                  $    6,330
                                    Lehman Brothers         Debt                  $    3,494
                                    Merrill Lynch           Debt                  $    3,176

TAX-MANAGED SMALL CAP FUND          Morgan Stanley          Debt                  $    6,767
                                    Deutsche Bank           Debt                  $    2,472
                                    Barclays Capital        Debt                  $      730
                                    Goldman Sachs           Debt                  $      727
                                    J.P. Morgan             Debt                  $      725
                                    Lehman Brothers         Debt                  $      400
                                    Merrill Lynch           Debt                  $      364

MID-CAP FUND                        Morgan Stanley          Debt                  $    1,190
                                    Deutsche Bank           Debt                  $      524
                                    Barclays Capital        Debt                  $      155
                                    Goldman Sachs           Debt                  $      154
                                    J.P. Morgan             Debt                  $      154
                                    Lehman Brothers         Debt                  $       85
                                    Merrill Lynch           Debt                  $       77

CORE FIXED INCOME FUND              Bear Stearns            Debt                  $   28,436
                                    J.P. Morgan             Debt                  $   41,271
                                    Lehman Brothers         Debt                  $   20,554
                                    Merrill Lynch           Debt                  $  348,463
                                    Goldman Sachs           Debt                  $   38,458
                                    Morgan Stanley          Debt                  $   13,791
                                    Deutsche Bank           Debt                  $   74,314
                                    Barclays Capital        Debt                  $   25,613
                                    Credit Suisse           Debt                  $   14,627

HIGH YIELD BOND FUND                Morgan Stanley          Debt                  $    1,481
                                    Deutsche Bank           Debt                  $    8,949
                                    Barclays Capital        Debt                  $    2,643
                                    Goldman Sachs           Debt                  $    2,632
                                    J.P. Morgan             Debt                  $    7,621
                                    Lehman Brothers         Debt                  $    1,448
                                    Merrill Lynch           Debt                  $    1,316

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS


     The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.


                                     VOTING

     Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of January 13, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.





                                                                                              PERCENTAGE OF
     FUND                                         NAME AND ADDRESS OF BENEFICIAL OWNER        FUND'S SHARES
     ----                                         ------------------------------------        -------------
     LARGE CAP VALUE FUND--CLASS A                SEI Trust Company                                79.28%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     LARGE CAP VALUE FUND--CLASS I                SEI Private Trust Company FBO                     7.03%
                                                  Anesthecare Inc. Profit Sharing Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Co FBO Beneficial              35.58%
                                                  Life Insurance Company Agent's
                                                  Retirement Plan
                                                  C/O PFPC
                                                  Attn: RKU Dept.
                                                  1700 W. 82nd Street, Suite 125
                                                  Minneapolis, MN 55431-1404

                                                  SEI Private Trust Company FBO                    18.70%
                                                  The Clarks Companies NA Employee
                                                  Savings Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                     6.64%
                                                  Qantas Airways Limited Capital
                                                  Accumulation Plan
                                                  C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                    11.41%
                                                  Elkem Metals Inc. Retirement SP
                                                  PFPC C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                                                              PERCENTAGE OF
     FUND                                         NAME AND ADDRESS OF BENEFICIAL OWNER        FUND'S SHARES
     ----                                         ------------------------------------        -------------
     LARGE CAP GROWTH FUND--CLASS A               SEI Private Trust Company                        78.52%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     LARGE CAP GROWTH FUND--CLASS I               SEI Private Trust Company FBO                    38.87%
                                                  Beneficial Life Insurance Company
                                                  Agent's Retirement Plan
                                                  C/O PFPC
                                                  ATTN: RKU Dept.
                                                  1700 W. 82nd Street, #125
                                                  Minneapolis, MN 55431-1404

                                                  SEI Private Trust Company FBO                    23.15%
                                                  The Clarks Companies NA Employee
                                                  Savings Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                     7.70%
                                                  Qantas Airways Limited Capital
                                                  Accumulation Plan
                                                  C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                     7.48%
                                                  Elkem Metals Inc. Retirement SP
                                                  PFPC C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

     TAX-MANAGED LARGE CAP FUND--CLASS A          SEI Private Trust Company                        92.43%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     TAX-MANAGED LARGE CAP FUND--CLASS Y          SEI Private Trust Company                       100.00%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     SMALL CAP VALUE FUND--CLASS A                SEI Private Trust Company                        75.15%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19

                                                                                              PERCENTAGE OF
     FUND                                         NAME AND ADDRESS OF BENEFICIAL OWNER        FUND'S SHARES
     ----                                         ------------------------------------        -------------
     SMALL CAP VALUE FUND--CLASS I                SEI Private Trust Company FBO                    14.37%
                                                  Beneficial Life Insurance Company
                                                  Agent's Retirement Plan
                                                  C/O PFPC
                                                  Attn: RKU Dept.
                                                  1700 W. 82nd Street, #125
                                                  Minneapolis, MN 55431-1404

                                                  SEI Private Trust Company FBO                    10.69%
                                                  The Clarks Companies NA Employee
                                                  Savings Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                    21.26%
                                                  Elkem Metals Inc. Retirement SP
                                                  PFPC C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                    10.24%
                                                  Qantas Airways Limited Capital
                                                  Accumulation Plan
                                                  C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

     SMALL CAP GROWTH FUND--CLASS A               SEI Private Trust Company                        62.69%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     SMALL CAP GROWTH FUND--CLASS I               SEI Private Trust Company FBO                    14.06%
                                                  Elkem Metals Inc. Retirement SP
                                                  PFPC C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                    11.01%
                                                  Beneficial Life Insurance Company
                                                  Agent's Retirement Plan
                                                  C/O PFPC
                                                  Attn: RKU Dept.
                                                  1700 W 82nd Street, Suite 125
                                                  Minneapolis, MN 55431-1404

                                                  SEI Private Trust Company FBO                    38.51%
                                                  The Clarks Companies NA Employee
                                                  Savings Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                                                              PERCENTAGE OF
     FUND                                         NAME AND ADDRESS OF BENEFICIAL OWNER        FUND'S SHARES
     ----                                         ------------------------------------        -------------
                                                  SEI Private Trust Company FBO                     7.10%
                                                  Qantas Airways Limited Capital
                                                  Accumulation Plan
                                                  C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

     TAX-MANAGED SMALL CAP FUND--CLASS A          SEI Private Trust Company                         6.07%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

                                                  SEI Private Trust Company                        89.27%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     MID-CAP FUND--CLASS A                        NCT of Fargo                                      6.96%
                                                  Attn: Trust Operations Manager
                                                  253 10th Street North
                                                  Fargo, ND 58102-4614

                                                  SEI Private Trust Company                        62.67%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     CORE FIXED INCOME FUND--CLASS A              SEI Private Trust Company                        79.84%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     CORE FIXED INCOME FUND--CLASS I              SEI Private Trust Company FBO                    32.98%
                                                  Beneficial Life Insurance Company
                                                  Agent's Retirement Plan
                                                  C/O PFPC
                                                  Attn: RKU Dept.
                                                  1700 W. 82nd Street, Suite 125
                                                  Minneapolis, MN 55431-1404

                                                  SEI Private Trust Company FBO                     6.02%
                                                  Beneficial Life Insurance Company
                                                  PL/High Comp Agt
                                                  C/O PFPC
                                                  Attn: RKU Dept.
                                                  1700 W. 82nd Street, Suite 125
                                                  Minneapolis, MN 55431-1404

                                                                                              PERCENTAGE OF
     FUND                                         NAME AND ADDRESS OF BENEFICIAL OWNER        FUND'S SHARES
     ----                                         ------------------------------------        -------------
                                                  SEI Private Trust Company FBO                     6.58%
                                                  The Clarks Companies NA Employee
                                                  Savings Plan
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                     9.15%
                                                  Elkem Metals Inc. Retirement SP
                                                  PFPC C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company FBO                    10.66%
                                                  Qantas Airways Limited Capital
                                                  Accumulation Plan
                                                  C/O Doug Kelly
                                                  1700 W 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

     HIGH YIELD BOND FUND--CLASS A                SEI Private Trust Company                        68.17%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     MANAGED VOLATILITY FUND--CLASS A

     LARGE CAP DISCIPLINED EQUITY FUND--CLASS A

     REAL ESTATE FUND--CLASS A                    SEI Investments Company                          66.64%
                                                  Attn: Robert Silvestri
                                                  Seed Money
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

                                                  SEI Private Trust Company                        27.66%
                                                  Attn: Ian Weiss
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

     SMALL/MID CAP EQUITY FUND--CLASS A


                              MASTER/FEEDER OPTION

     The Tax-Managed Small Cap Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                    CUSTODIAN

     Wachovia Bank, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                     EXPERTS


     The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

     The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

         (a)(1)   Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

         (a)(2)   Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

         (b)      By-Laws are herein incorporated by reference to Exhibit (b)(3)
                    of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

         (c)      Not Applicable.

         (d)(1)   Investment Advisory Agreement between the Trust and SEI
                    Investments Management Corporation (the "Adviser") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.


         (d)(2)   Amended and Restated schedule B to the Investment Advisory
                    Agreement between the Trust and the Adviser is filed herewith.

         (d)(3)   Investment Sub-Advisory Agreement between the Adviser and LSV
                    Asset Management with respect to the Trust's Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment
                    No. 25 to Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

         (d)(4)   Investment Sub-Advisory Agreement between the Adviser and
                    Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

         (d)(5)   Investment Sub-Advisory Agreement between the Adviser and
                    Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to
                    Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.

         (d)(6)   Investment Sub-Advisory Agreement between the Adviser and
                    BlackRock Advisors, Inc. with respect to the Trust's Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.

         (d)(7)   Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

         (d)(8)   Investment Sub-Advisory Agreement between the Adviser and
                    Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

         (d)(9)   Investment Sub-Advisory Agreement between the Adviser and
                    Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

         (d)(10)  Investment Sub-Advisory Agreement between the Adviser and
                    David J. Greene & Company, LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                    November 28, 2000.

         (d)(11)  Investment Sub-Advisory Agreement between the Adviser and LSV
                    Asset Management with respect to the Tax-Managed Small
                    Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-9504 and 811-4878) filed on November 28, 2000.

         (d)(12)  Investment Sub-Advisory Agreement between the Adviser and
                    McKinley Capital Management Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

         (d)(13)  Investment Sub-Advisory Agreement between the Adviser and
                    McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on
                    Form N-1A (File Nos. 33-9504 and 811-4878) filed on November 28, 2000.

         (d)(14)  Investment Sub-Advisory Agreement between the Adviser and
                    Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2001.

         (d)(15)  Investment Sub-Advisory Agreement between the Adviser and LSV
                    Asset Management with respect to the Tax-Managed Large
                    Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

         (d)(16)  Investment Sub-Advisory Agreement between the Adviser and
                    Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(17)  Investment Sub-Advisory Agreement between the Adviser and
                    Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

         (d)(18)  Investment Sub-Advisory Agreement between the Adviser and
                    Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(19)  Investment Sub-Advisory Agreement between the Adviser and
                    David J. Greene and Company, LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(20)  Investment Sub-Advisory Agreement between the Adviser and Lee
                    Munder Investments, Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(21)  Investment Sub-Advisory Agreement between the Adviser and
                    Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(22)  Investment Sub-Advisory Agreement between the Adviser and
                    Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(23)  Investment Sub-Advisory Agreement between the Adviser and
                    McKinley Capital Management Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(24)  Investment Sub-Advisory Agreement between the Adviser and
                    Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(25)  Investment Sub-Advisory Agreement between the Adviser and
                    Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(26)  Investment Sub-Advisory Agreement between the Adviser and
                    Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(27)  Investment Sub-Advisory Agreement between the Adviser and RS
                    Investment Management, L.P. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(28)  Investment Sub-Advisory Agreement between the Adviser and
                    Sanford C. Bernstein & Co., LLC (now Alliance Capital Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(29)  Investment Sub-Advisory Agreement between the Adviser and
                    Security Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(30)  Investment Sub-Advisory Agreement between the Adviser and
                    Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (d)(31)  Investment Sub-Advisory Agreement between the Adviser and
                    Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(32)  Investment Sub-Advisory Agreement between the Adviser and
                    Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(33)  Investment Sub-Advisory Agreement between the Adviser and
                    Franklin Portfolio Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(34)  Investment Sub-Advisory Agreement between the Adviser and
                    Barclays Global Fund Advisors with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(35)  Form of Investment Sub-Advisory Agreement between the Adviser and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(36)  Investment Sub-Advisory Agreement between the Adviser and
                    Analytic Investors Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(37)  Investment Sub-Advisory Agreement between the Adviser and
                    Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(38)  Investment Sub-Advisory Agreement between the Adviser and
                    Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(39)  Investment Sub-Advisory Agreement between the Adviser and
                    Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(40)  Investment Sub-Advisory Agreement between the Adviser and
                    Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(41)  Investment Sub-Advisory Agreement between the Adviser and
                    BlackRock Advisors, Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(42)  Investment Sub-Advisory Agreement between the Adviser and Lee
                    Munder Investments Ltd. with respect to the Small Cap
                    Value Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(43)  Assumption Agreement dated March 28, 2003 between Goldman,
                    Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (d)(44)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC (now Alliance Capital Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(45)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(46)  Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Cored Fixed Income Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(47)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit
                    (d)(49) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(48)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(49)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(50)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(51)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(52)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(53)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(54)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(55)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(56)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(57)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(58)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(59)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(60)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(61)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(62)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(63)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(64)  Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(65)  Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(66)  Amendment to Investment Sub-Advisory Agreement between SIMC and RS Investment Management, L.P. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(67)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(68)  Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(69)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.


         (d)(71)  Investment Sub-Advisory Agreement between SIMC and Wells
                    Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit
                    (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

         (d)(72)  Form of Investment Sub-Advisory Agreement between SIMC and
                    Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(73)  Form of Investment Sub-Advisory Agreement between SIMC and
                    BlackRock Advisors, Inc. with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(74)  Form of Investment Sub-Advisory Agreement between SIMC and
                    Delaware Management Company, a series of Delaware Management Business Trust with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(75)  Form of Investment Sub-Advisory Agreement between SIMC and Lee
                    Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(76)  Form of Investment Sub-Advisory Agreement between SIMC and LSV
                    Asset Management with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(77)  Form of amended Schedule A and Schedule B to Investment
                    Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund adding the Small/Mid Cap Equity Fund is filed herewith.

         (d)(78)  Form of Investment Sub-Advisory Agreement between SIMC and
                    Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(79)  Form of Investment Sub-Advisory Agreement between SIMC and
                    Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(80)  Form of Investment Sub-Advisory Agreement between SIMC and
                    Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is filed herewith.

         (d)(81)  Investment Sub-Advisory Agreement between SIMC and ING Ghent
                    Asset Management LLC with respect to the High Yield Bond Fund is filed herewith.

         (d)(82)  Investment Sub-Advisory Agreement between SIMC and Lincoln
                    Capital Fixed Income Management Company, LLC with respect to the High Yield Bond Fund is filed herewith.

         (d)(83)  Investment Sub-Advisory Agreement between SIMC and
                    Metropolitan West Asset Management, LLC with respect to the High Yield Bond Fund is filed herewith.

         (d)(84)  Investment Sub-Advisory Agreement between SIMC and Wellington
                    Management Company, LLP with respect to the Real Estate Fund is filed herewith.

         (e)(1)   Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.


         (e)(2)   Amended and Restated Schedule A to the Distribution Agreement
                    between the Trust and SEI Investments Distribution Co. dated December 10, 2003 is filed herewith.


         (f)      Not Applicable.

         (g)(1)   Custodian Agreement between the Trust and CoreStates Bank,
                    N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.

         (g)(2)   Custodian Agreement between the Trust and United States
                    National Bank of Oregon filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

         (h)(1)   Amended and Restated Administration and Transfer Agency
                    Agreement between the Trust and SEI Investments Fund Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.


         (h)(2)   Amended and Restated Schedule C to the Amended and Restated
                    Administrative and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

         (i)      Opinion and Consent of Counsel is filed herewith.

         (j)      Consent of Independent Accountants is filed herewith.


         (k)      Not Applicable.

         (l)      Not Applicable.

         (m)(1)   Shareholder Service Plan and Agreement with respect to the
                    Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

         (m)(2)   Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

         (m)(3)   Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

         (m)(4)   Administrative Service Plan and Agreement with respect to
                    Class I shares is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

         (n)      Rule 18f-3 Multiple Class Plan is herein incorporated by
                    reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (o)      Not applicable.


         (p)(1)   The Code of Ethics for SEI Investments Company is filed
                    herewith.


         (p)(2)   The Code of Ethics for SEI Institutional Managed Trust is
                    herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.


         (p)(3)   The Code of Ethics for Artisan Partners Limited Partnership is
                    filed herewith.


         (p)(4)   The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession #0000912057-02-012707).

         (p)(5)   The Code of Ethics for BlackRock Advisors, Inc. is herein
                    incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

         (p)(6)   The Code of Ethics for David J. Greene & Company, LLC is
                    herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 14, 2000.


         (p)(7)   The Code of Ethics for Goldman Sachs Asset Management, L.P. is
                    herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.


         (p)(8)   The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

         (p)(9)   The Code of Ethics for LSV Asset Management is herein
                    incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.


         (p)(10)  The Code of Ethics for Martingale Asset Management, L.P. is
                    filed herewith.


         (p)(11)  The Code of Ethics for Mazama Capital Management Inc. is
                    herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

         (p)(12)  The Code of Ethics for McKinley Capital Management Inc. is
                    herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.


         (p)(13)  The Code of Ethics for Metropolitan West Asset Management, LLC
                    is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002.

         (p)(14)  The Code of Ethics for Montag & Caldwell, Inc. is filed herewith.

         (p)(15)  The Code of Ethics for Nomura Corporate Resesarch and Asset
                    Management Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

         (p)(16)  The Code of Ethics for Parametric Portfolio Associates dated
                    June 15, 2001, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

         (p)(17)  The Code of Ethics for Peregrine Capital Management, Inc. is
                    herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

         (p)(18)  The Code of Ethics for RS Investment Management, L.P. is
                    herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

         (p)(19)  The Code of Ethics for Security Capital Research & Management
                    Incorporated is herein incorporated by reference to Exhibit
                    (p)(21) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (p)(20)  The Code of Ethics for Transamerica Investment Management, LLC
                    herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (p)(21)  The Code of Ethics for Wellington Management Company, LLP is
                    herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to SEI Daily Income Trust's Registration Statement (File Nos. 2-77048 and 811-03451) on Form N1-A, filed with the SEC on January 19, 2001 (Accession #0000912057-01-002396).

         (p)(22)  The Code of Ethics for Western Asset Management Company is
                    herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

         (p)(23)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is filed herewith.

         (p)(24)  The Code of Ethics for Franklin Portfolio Associates, LLC is
                    herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

         (p)(25)  The Code of Ethics for Enhanced Investment Technologies, LLC
                    is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

         (p)(26)  The Code of Ethics for Analytic Investors Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

         (p)(27)  The Code of Ethics for Prudential Investment Management, Inc.
                    is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

         (p)(28)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

         (p)(29)  The Code of Ethics for Wells Capital Management, Inc. is
                    herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

         (p)(30)  The Code of Ethics for Alliance Capital Management L.P. is
                    herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

         (p)(31)  The Code of Ethics for ING Ghent Asset Management LLC is filed herewith.

         (p)(32)  The Code of Ethics for Lincoln Capital Fixed Income Management
                    Company, LLC is filed herewith.


         (q)      Powers of Attorney for Robert A. Nesher, William M. Doran,
                    George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, James M. Storey, Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

     See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25.  INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


ALLIANCE CAPITAL MANAGEMENT L.P.

     Alliance Capital Management L.P. ("Alliance Capital") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Donald Hood Brydon                    AXA Investment Managers S.A.                 Chairman, Chief Executive
  Director                                                                           Officer

Bruce William Calvert
  Chairman of the Board,                                --                                           --
  CEO

Henri de Castries                     AXA                                          Chairman, Management
  Director                                                                           Board

Christopher M. Condron                AXA                                          Director, President, Chief
  Director                                                                           Executive Officer
                                      Equitable Life Assurance Society               Chairman, CEO

Denis Duverne                         AXA                                          Group Executive Vice
  Director                                                                           President Finance, Control
                                                                                     and Strategy

Richard S. Dziadzio                   AXA                                          Senior Vice President
  Director

Alfred Harrison                                         --                                           --
  Vice Chairman

Roger Hertog                                            --                                           --
  Vice Chairman

Benjamin Duke Holloway                Continental Companies                        Financial Consultant
  Director

Robert Henry Joseph, Jr.
  Senior Vice President,
  CFO, Director                                         --                                           --

W. Edwin Jarmain                      Jarmain Group Inc.                           President
  Director

Gerald M. Lieberman                                     --                                           --
  Chief Operating Officer,
  Director

Lewis A. Sanders                                        --                                           --
  Vice Chairman, Chief
  Investment Officer,
  Director

Peter J. Tobin                        St. John's University                        Dean
  Director                              Tobin College of Business
                                        Administration

Peter D. Noris                        AXA Financial                                Executive Vice President,
   Director                                                                          Chief Investment Officer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Frank Savage                          Savage Holdings LLC                          Chief Executive Officer
  Director

Stanley B. Tulin                      AXA Financial                                Vice Chairman & Chief
  Director                                                                           Financial Officer
                                      Equitable Life Assurance Society             Vice Chairman & Chief
                                                                                     Financial Officer

Dave Harrel Williams                  White Williams Private Equity                Partner
  Director                              Partners GmbH

Kathleen A. Corbet                    Alliance Fixed Income Investors              CEO
  Executive Vice President,
  Director

Lori Slutsky                          The New York Community Trust                 Director
  Director

Andrew Adelson                                          --                                           --
  Senior Vice
  President, Chief
  Investment Officer

John Blundin                                            --                                           --
  Executive Vice President

Marilyn Fedak                                           --                                           --
  Senior Vice President,
  Chief Investment Officer

Thomas S. Hexner                                        --                                           --
  Executive Vice President

Marc Mayer                            Bernstein Investment Research                Head
  Executive Vice President              and Management

James Reilly                                            --                                           --
  Executive Vice President

Paul Rissman                                            --                                           --
  Executive Vice President

David Steyn                                             --                                           --
  Head of Alliance
  Capital's Institutional
  Investment Management
  Sales and Marketing unit

Christopher Toub                                        --                                           --
  Executive Vice
  President

Lisa Shalett                          Sanford C. Bernstein                         Chairman/CEO

ANALYTIC INVESTORS INC.

     Analytic Investors Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Roger G. Clarke                       Ensign Peak Advisors                         President
  Chairman

Scott Powers                          Old Mutual (US) Holdings, Inc.               Chief Executive Officer
  Director                            Old Mutual Asset Managers                    Chief Executive Officer
                                        (US) LLC

Marie Nastasi Arlt                                      --                                           --
  Director

Harinda de Silva                                        --                                           --
  Director

ARONSON+JOHNSON+ORTIZ, LP


     Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Theodore R. Aronson                                     --                                           --
  Managing Principal,
  Portfolio Manager

Kevin M. Johnson                                        --                                           --
  Principal, Portfolio Manager

Martha E. Ortiz                                         --                                           --
  Principal, Portfolio Manager

Stefani Cranston                                        --                                           --
  Principal, Accounting

Paul Dodge                                              --                                           --
  Principal, Operations

Gina Marie N. Moore                                     --                                           --
  Principal, Research

Gregory J. Rogers                                       --                                           --
  Principal, Trading

ARTISAN PARTNERS LIMITED PARTNERSHIP


     Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value and Small/Mid Cap Equity Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Adviser Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Andrew A. Ziegler                     Artisan Distributors LLC                     Officer
  Chief Executive Officer

Lawrence A Totsky                     Artisan Distributors LLC                     Officer
  Chief Financial Officer

Carlene M. Ziegler                                      --                                           --
  Portfolio Manager

Janet D. Olsen                        Artisan Distributors LLC                     Officer
  General Counsel


BARCLAYS GLOBAL FUND ADVISORS

     Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Blake Grossman                        Barclays Global Investors, N.A.              Global Co-Chief Executive Officer
  Director, Chairman and
  CEO

Andrew Skirton                        Barclays Global Investors, N.A.              Global Co-Chief Executive Officer
  Director

Frank Ryan                            Barclays Global Investors, N.A.              Chief Financial Officer
  Chief Financial Officer

Richard Ricci                         Barclays Global Investors, N.A.              Chief Operating Officer
  Director and Chief
  Operating Officer


BLACKROCK ADVISORS, INC.

     BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap Value, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. The principal address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Laurence Fink                         BlackRock, Inc.                              Chairman, CEO
  Chief Executive Officer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      BlackRock Asia Limited                       Chairman, CEO
                                      BlackRock Financial                          Chairman, CEO
                                        Management, Inc.
                                      BlackRock HPB                                Director
                                        Management, LLC
                                      BlackRock International, Ltd.                Chairman, CEO
                                      BlackRock Investments, Inc.                  Chairman, CEO
                                      BlackRock Japan Co., Ltd.                    Director
                                      BlackRock (Japan), Inc.                      Chairman, CEO
                                      BlackRock Overseas                           Chairman, CEO
                                        Investment Corp.
                                      BlackRock Portfolio                          CEO
                                        Holdings, Inc.
                                      BlackRock Portfolio                          CEO
                                        Investments, LLC
                                      Risk Monitors, Inc.                          Chairman, CEO
                                      Advanced Investment                          Chairman, CEO
                                        Management, Inc.
                                      BlackRock Capital                            CEO
                                        Management, Inc.
                                      BlackRock Funding, Inc.                      CEO
                                      BlackRock Institutional                      CEO
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               CEO
                                      Nomura BlackRock Asset                       Chairman
                                        Management Co., Ltd.
                                      Anthracite Capital, Inc.                     Chairman
                                      BlackRock Funds                              President, Trustee
                                      BlackRock's Offshore Funds                   Director
                                        and Alternative Investment
                                        Vehicles
                                      New York Stock Exchange                      Director

Ralph Schlosstein                     BlackRock, Inc.                              President, Director
   President, Director
                                      BlackRock Asia Limited                       President, Director
                                      BlackRock Financial                          President, Director
                                        Management, Inc.
                                      BlackRock HPB                                Director
                                        Management, LLC
                                      BlackRock International, Ltd.                President, Director
                                      BlackRock (Japan), Inc.                      President, Director
                                      BlackRock Overseas Investment                President, Director
                                        Corp.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      BlackRock Portfolio                          President, Director
                                        Holdings, Inc.
                                      BlackRock Portfolio                          President, Director
                                        Investments, LLC
                                      Risk Monitors, Inc.                          President, Director
                                      Advanced Investment                          President, Director
                                        Management, Inc.
                                      BlackRock Capital Management,                President, Director
                                        Inc.
                                      BlackRock Funding, Inc.                      President, Director
                                      BlackRock Institutional                      President, Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               President, Director
                                      BlackRock Closed-End Mutual                  President, Director, Chairman
                                        Funds
                                      BlackRock Provident                          President, Chairman
                                        Institutional Funds
                                      BlackRock Investments, Inc.                  Director
                                      Anthracite Capital, Inc.                     Director

Robert Kapito                         BlackRock, Inc.                              Vice Chairman
  Vice Chairman, Director             BlackRock Investments, Inc.                  Director
                                      BlackRock Capital Management,                Vice Chairman, Director
                                        Inc.
                                      BlackRock Funding, Inc.                      Vice Chairman, Director
                                      BlackRock Institutional                      Vice Chairman, Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               Vice Chairman, Director
                                      BlackRock Asia Limited                       Vice Chairman, Director
                                      BlackRock Financial                          Vice Chairman, Director
                                        Management, Inc.
                                      BlackRock International, Ltd.                Vice Chairman, Director
                                      BlackRock (Japan), Inc.                      Vice Chairman, Director
                                      BlackRock Overseas                           Vice Chairman, Director
                                        Investment Corp.
                                      BlackRock Portfolio Holdings,                Vice Chairman, Director
                                        Inc.
                                      BlackRock Portfolio Investments,             Vice Chairman, Director
                                        LLC
                                      Risk Monitors, Inc.                          Vice Chairman, Director
                                      Advanced Investment                          Vice Chairman, Director
                                        Management, Inc.
                                      BlackRock Closed-End Mutual                  President, Director
                                        Funds

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Smith Barney Adjustable Rate                 President, Director
                                        Government Income Fund
                                      I-Cruise.com, Corp.                          Director

Robert Connolly                       BlackRock, Inc.                              General Counsel, Secretary,
  General Counsel, Secretary,                                                        Managing Director
  Managing Director                   BlackRock Financial                          General Counsel, Secretary,
                                      Management, Inc.                               Managing Director
                                      BlackRock International, Ltd.                General Counsel, Company
                                                                                   Secretary, Managing Director
                                      BlackRock (Japan), Inc.                      General Counsel, Secretary,
                                                                                     Managing Director
                                      BlackRock Overseas                           General Counsel, Secretary,
                                        Investment Corp.                             Managing Director
                                      BlackRock Portfolio Holdings,                General Counsel, Secretary,
                                        Inc.                                         Managing Director
                                      BlackRock Portfolio Investments,             General Counsel, Secretary,
                                        LLC                                          Managing Director
                                      Risk Monitors, Inc.                          General Counsel, Secretary,
                                                                                     Managing Director
                                      Advanced Investment                          General Counsel, Secretary,
                                        Management, Inc.                             Managing Director
                                      BlackRock Capital                            General Counsel, Secretary,
                                        Management, Inc.                             Managing Director
                                      BlackRock Funding, Inc.                      General Counsel, Secretary,
                                                                                     Managing Director
                                      BlackRock Institutional                      General Counsel, Secretary,
                                        Management Corp.                             Managing Director
                                      BlackRock Japan Holdings, Inc.               General Counsel, Secretary,
                                                                                     Managing Director
                                      BlackRock Investments, Inc.                  General Counsel, Secretary

Paul Audet                            BlackRock, Inc.                              Chief Financial Officer
   Director                           BlackRock Financial                          Chief Financial Officer
                                      Management, Inc.
                                      BlackRock International, Ltd.                Chief Financial Officer
                                      BlackRock (Japan), Inc.                      Chief Financial Officer
                                      BlackRock Overseas                           Chief Financial Officer
                                        Investment Corp.
                                      BlackRock Portfolio Holdings,                Director
                                        Inc.
                                      BlackRock Portfolio Investments,             Director
                                        LLC
                                      Risk Monitors, Inc.                          Chief Financial Officer
                                      Advanced Investment                          Chief Financial Officer
                                        Management, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      BlackRock Capital Management,                Director
                                        Inc.
                                      BlackRock Funding, Inc.                      Director
                                      BlackRock Institutional                      Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               Director
                                      BlackRock Provident                          Treasurer
                                        Institutional Funds
                                      BlackRock Funds                              Treasurer

Laurence Carolan                      BlackRock Capital Management,                Managing Director, Director
  Managing Director,                    Inc.
  Director                            BlackRock Funding, Inc.                      Managing Director, Director
                                      BlackRock Institutional                      Managing Director, Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               Managing Director, Director
                                      BlackRock, Inc.                              Managing Director
                                      BlackRock Financial                          Managing Director
                                        Management, Inc.
                                      BlackRock (Japan), Inc.                      Managing Director
                                      BlackRock Overseas Investment                Managing Director
                                        Corp.
                                      Risk Monitors, Inc.                          Managing Director
                                      BlackRock Portfolio Holdings,                Managing Director, Director
                                        Inc.
                                      BlackRock Portfolio Investments,             Managing Director, Director
                                        LLC

Kevin Klingert                        BlackRock Capital Management,                Managing Director, Director
  Managing Director,                    Inc.
  Director                            BlackRock Funding, Inc.                      Managing Director, Director
                                      BlackRock Institutional                      Managing Director, Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               Managing Director, Director
                                      BlackRock, Inc.                              Managing Director
                                      BlackRock Financial                          Managing Director
                                        Management, Inc.
                                      BlackRock (Japan), Inc.                      Managing Director
                                      BlackRock Overseas Investment                Managing Director
                                        Corp.
                                      Risk Monitors, Inc.                          Managing Director
                                      BlackRock Portfolio Holdings,                Managing Director, Director
                                        Inc.
                                      BlackRock Portfolio Investments,             Managing Director, Director
                                        LLC

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
John Moran                            BlackRock Capital Management,                Managing Director, Treasurer,
  Managing Director,                    Inc.                                         Director
  Treasurer, Director                 BlackRock Funding, Inc.                      Managing Director, Treasurer,
                                                                                     Director
                                      BlackRock Institutional                      Managing Director, Treasurer,
                                        Management Corp.                             Director
                                      BlackRock Japan Holdings, Inc.               Managing Director, Treasurer,
                                                                                     Director
                                      BlackRock, Inc.                              Managing Director
                                      BlackRock Financial                          Managing Director
                                        Management, Inc.
                                      BlackRock (Japan), Inc.                      Managing Director
                                      BlackRock Overseas Investment                Managing Director
                                        Corp.
                                      Risk Monitors, Inc.                          Managing Director
                                      BlackRock Portfolio Holdings,                Managing Director, Treasurer,
                                        Inc.                                         Director
                                      BlackRock Portfolio Investments,             Managing Director, Treasurer,
                                        LLC                                          Director
                                      BlackRock Investments, Inc.                  President

Thomas Nevin                          BlackRock Capital Management,                Managing Director, Director
  Managing Director,                    Inc.
  Director                            BlackRock Funding, Inc.                      Managing Director, Director
                                      BlackRock Institutional                      Managing Director, Director
                                        Management Corp.
                                      BlackRock Japan Holdings, Inc.               Managing Director, Director
                                      BlackRock, Inc.                              Managing Director
                                      BlackRock Financial                          Managing Director
                                        Management, Inc.
                                      BlackRock (Japan), Inc.                      Managing Director
                                      BlackRock Overseas Investment                Managing Director
                                        Corp.
                                      Risk Monitors, Inc.                          Managing Director
                                      BlackRock Portfolio Holdings,                Managing Director, Director
                                        Inc.
                                      BlackRock Portfolio Investments,             Managing Director, Director
                                        LLC

DAVID J. GREENE AND COMPANY, LLC

     David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Value and Tax-Managed Small Cap Funds. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022. David J. Greene is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Michael C. Greene                                       --                                           --
  Chief Executive Officer,
  Chief Investment Officer

Alan I. Greene                                          --                                           --
  Chairman of Investment
  Committee

Marcia R. Dachs, CPA                                    --                                           --
  Vice President,
  Chief Financial Officer

E. Stephen Walsh                                        --                                           --
  Vice President,
  Chief Administrative Officer

Erwin A. Zeuschner                                      --                                           --
  Senior Vice President,
  Director of Investment
  Management

Robert J. Ravitz, CFA                                   --                                           --
  Senior Vice President

Benjamin H. Nahum                                       --                                           --
  Executive Vice President

Jordan F. Posner                                        --                                           --
  Vice President,
  Co-Director of Research

James R. Greene                                         --                                           --
  Senior Vice President

Stanley G. Lee, CFA                                     --                                           --
  Vice President

Pong Chan                                               --                                           --
  Vice President, Director of
  Information Technology

Clarissa Moore                                          --                                           --
  Director of Marketing and Client
  Service

Jack Estes                                              --                                           --
  Vice President

DELAWARE MANAGEMENT COMPANY

     Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Jude T. Driscoll                      Delaware Management                          CEO, Trustee, President
  President, CEO                        Company
                                      DIAL Holding Company, Inc.                   CEO, Trustee, President
                                      Delaware General                             CEO, Trustee, President
                                        Management, Inc.
                                      Delaware Management                          CEO, Trustee
                                        Company, Inc.
                                      Delaware Investments Fund                    Chairman, Trustee
                                        Family
                                      Delaware Management                          President, CEO, Director/Trustee
                                        Holdings, Inc.
                                      DMH Corp                                     President, CEO, Director/Trustee
                                      Delaware Investments U.S., Inc.              President, CEO, Director/Trustee
                                      Delaware Distributors, Inc.                  President, CEO, Director/Trustee
                                      Lincoln National Investment                  President, CEO, Director/Trustee
                                        Companies, Inc.
                                      Delaware Investment Advisers                 President, CEO
                                      Delaware Capital Management                  President, CEO
                                      Delaware Distributors, L.P.                  President, CEO
                                      Delaware Lincoln Cash                        President
                                        Management
                                      Delaware Service Company, Inc.               Director, President, CEO
                                      Retirement Financial Services, Inc.          Director, President, CEO
                                      LNC Administrative Services                  Director, President, CEO
                                        Corporation
                                      HYPPCO Finance Company Ltd.                  Director

Joseph H. Hastings                    Delaware Management                          Executive Vice President,
  Executive Vice President,             Company                                      Treasurer, Controller,
  Treasurer, Controller,                                                             Interim CFO
  Interim CFO
                                      Delaware Lincoln Cash                        Executive Vice President, Treasurer,
                                        Management                                   Controller, Interim CFO
                                      Delaware Capital Management                  Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO
                                      Delaware Management                          Executive Vice President, Treasurer,
                                        Holdings, Inc.                               Controller, Interim CFO
                                      DMH Corp.                                    Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware Management                          Executive Vice President, Treasurer,
                                        Company, Inc.                                Controller, Interim CFO
                                      Delaware Service Company, Inc.               Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO
                                      Delaware Distributors, L.P.                  Executive Vice President, Treasurer,
                                                                                     Controller
                                      Delaware Distributors, Inc.                  Executive Vice President, Treasurer,
                                                                                     Controller
                                      Delaware General                             Executive Vice President, Treasurer,
                                        Management, Inc.                             Controller, Interim CFO
                                      Delaware Investments U.S., Inc.              Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO
                                      DIAL Holding Company, Inc.                   Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO
                                      Lincoln National Investment                  Executive Vice President, Treasurer,
                                        Companies, Inc.                              Controller, Interim CFO
                                      LNC Administrative Services                  Executive Vice President, Treasurer,
                                        Corporation                                  Controller, Interim CFO
                                      Delaware Investments                         Senior Vice President, CFO
                                        Fund Family
                                      Delaware Investment Advisers                 Executive Vice President, Treasurer,
                                                                                     Controller, Interim CFO
                                      Retirement Financial                         Executive Vice President, CFO
                                        Services, Inc.

Joanne O. Hutcheson                   Delaware Management Company                  Executive Vice President, COO
  Executive Vice President,
  COO
                                      Delaware Investment Advisers                 Executive Vice President, COO
                                      Delaware Capital Management                  Executive Vice President, COO
                                      Delaware Lincoln Cash                        Executive Vice President, COO
                                        Management
                                      Delaware Management                          Executive Vice President, COO
                                        Holdings, Inc.
                                      DMH Corp.                                    Executive Vice President, COO
                                      Delaware Management                          Executive Vice President, COO
                                        Company, Inc.
                                      Delaware Service Company, Inc.               Executive Vice President, COO
                                      Retirement Financial                         Executive Vice President, COO
                                        Services, Inc.
                                      Delaware Management Trust                    Executive Vice President, COO
                                        Company
                                      Delaware Distributors, L.P.                  Executive Vice President
                                      Delaware Distributors, Inc.                  Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware General                             Executive Vice President, COO
                                        Management, Inc.
                                      Delaware Investments U.S., Inc.              Executive Vice President, COO
                                      DIAL Holding Company, Inc.                   Executive Vice President, COO
                                      Lincoln National Investment                  Executive Vice President, COO
                                        Companies, Inc.
                                      LNC Administrative Services                  Executive Vice President, COO
                                        Corporation

Patrick P. Coyne                      Delaware Management                          Managing Director, CEO
  Senior Vice President,                Company
  Deputy Chief Investment
  Officer--Fixed Income,
  Managing Director
                                      Delaware Investments Funds                   Managing Director, CEO
                                        Family
                                      Delaware Investment Advisers                 Managing Director, Deputy CIO
                                      Delaware Capital Management                  Managing Director, Deputy CIO
                                      Delaware Management                          Managing Director--Fixed
                                        Holdings, Inc.                               Income
                                      Lincoln National Investment                  Managing Director--Fixed
                                        Companies, Inc.                              Income

Gerald S. Frey                        Delaware Management                          Managing Director/
   Managing Director/                   Company                                      CIO--Growth Investing
   CIO--Growth Investing
                                      Delaware Investment Advisers                 Managing Director/
                                                                                     CIO--Growth Investing
                                      Delaware Capital Management                  Managing Director/
                                                                                     CIO--Growth Investing
                                      Delaware Management                          Managing Director/
                                        Holdings, Inc.                               CIO--Growth Investing
                                      Lincoln National Investment                  Managing Director/
                                        Companies, Inc.                              CIO--Growth Investing
                                      Delaware Investments Funds                   Managing Director/
                                        Family                                       CIO--Growth Investing

Lisa O. Brinkley                      Delaware Management                          Senior Vice President,
   Senior Vice President,               Company                                      Compliance Director
   Compliance Director
                                      Delaware Investment Advisers                 Senior Vice President,
                                                                                     Compliance Director

                                      Delaware Capital Management                  Senior Vice President,
                                                                                     Compliance Director

                                      Delaware Lincoln Cash                        Senior Vice President,
                                        Management                                   Compliance Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware Management                          Senior Vice President,
                                        Holdings, Inc.                               Compliance Director
                                      DMH Corp.                                    Senior Vice President,
                                                                                     Compliance Director
                                      Delaware Management                          Senior Vice President,
                                        Company, Inc.                                Compliance Director
                                      Delaware Service Company, Inc.               Senior Vice President,
                                                                                     Compliance Director
                                      Retirement Financial                         Senior Vice President,
                                        Services, Inc.                               Compliance Director
                                      Delaware Distributors, L.P.                  Senior Vice President,
                                                                                     Compliance Director
                                      Delaware Distributors, Inc.                  Senior Vice President,
                                                                                     Compliance Director
                                      Delaware General                             Senior Vice President,
                                        Management, Inc.                             Compliance Director
                                      DIAL Holding Company, Inc.                   Senior Vice President,
                                                                                     Compliance Director
                                      Lincoln National Investment                  Senior Vice President,
                                        Companies, Inc.                              Compliance Director
                                      LNC Administrative Services                  Senior Vice President,
                                        Corporation                                  Compliance Director
                                      Delaware Investments Funds                   Senior Vice President,
                                        Family                                       Compliance Director
                                      Delaware Management Trust                    Senior Vice President,
                                        Company                                      Compliance Director,
                                                                                     Assistant Secretary

Richelle S. Maestro                   Delaware Management                          Executive Vice President, General
   Executive Vice President,            Company                                      Counsel, Secretary
   General Counsel, Secretary
                                      Delaware Investment Advisers                 Executive Vice President, General
                                                                                     Counsel, Secretary
                                      Delaware Lincoln Cash                        Executive Vice President, General
                                        Management                                   Counsel, Secretary
                                      Delaware Management                          Executive Vice President, General
                                        Holdings, Inc.                               Counsel, Secretary
                                      DMH Corp., Inc.                              Executive Vice President, General
                                                                                     Counsel, Secretary
                                      Delaware Management Trust                    Executive Vice President, General
                                        Company                                      Counsel, Secretary
                                      Delaware Management Business                 Executive Vice President, General
                                        Trust                                        Counsel, Secretary
                                      Lincoln National Investment                  Executive Vice President, Deputy
                                        Companies, Inc.                              General Counsel, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      DIAL Holding Company                         Executive Vice President, Deputy
                                                                                     General Counsel, Secretary
                                      Delaware Investments U.S., Inc.              Executive Vice President, Deputy
                                                                                     General Counsel, Secretary
                                      Delaware General                             Executive Vice President, Deputy
                                        Management, Inc.                             General Counsel, Secretary
                                      Delaware Management                          Executive Vice President, Deputy
                                        Company, Inc.                                General Counsel, Secretary
                                      Delaware Service Company, Inc.               Executive Vice President, Deputy
                                                                                     General Counsel, Secretary
                                      Retirement Financial                         Executive Vice President, Deputy
                                        Services, Inc.                               General Counsel, Secretary
                                      LNC Administrative Services                  Executive Vice President, Deputy
                                        Corporation                                  General Counsel, Secretary
                                      Delaware Investments Funds                   Senior Vice President, General
                                        Family                                       Counsel, Secretary
                                      Delaware International                       Executive Vice President, Deputy
                                        Holdings Ltd.                                General Counsel,
                                                                                     Assistant Secretary
                                      Delaware Distributors, Inc.                  Executive Vice President, General
                                                                                     Counsel, Secretary, Director
                                      Delaware Capital Management                  Executive Vice President, General
                                                                                     Counsel, Secretary, Director
                                      Delaware Distributors, L.P.                  Executive Vice President, General
                                        Tri-R Associates                             Counsel, Secretary, General
                                                                                     Partner

David F. Connor                       Delaware Management                          Vice President, Deputy General
  Vice President,                       Company                                      Counsel, Assistant Secretary
  Deputy General Counsel,
  Assistant Secretary
                                      Delaware Investment Advisers                 Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Lincoln Cash                        Vice President, Deputy General
                                        Management                                   Counsel, Assistant Secretary
                                      Delaware Capital Management                  Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Management                          Vice President, Deputy General
                                        Holdings, Inc.                               Counsel, Assistant Secretary
                                      DMH Corp.                                    Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      DIAL Holding Company, Inc.                   Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Investments U.S., Inc.              Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware Management                          Vice President, Deputy General
                                        Company, Inc.                                Counsel, Assistant Secretary
                                      Delaware Service Company, Inc.               Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Retirement Financial Services, Inc.          Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Management Trust                    Vice President, Deputy General
                                        Company                                      Counsel, Assistant Secretary
                                      Delaware Distributors, L.P.                  Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Distributors, Inc.                  Vice President, Deputy General
                                                                                     Counsel, Assistant Secretary
                                      Delaware General                             Vice President, Deputy General
                                        Management, Inc.                             Counsel, Assistant Secretary
                                      Lincoln National Investment                  Vice President, Deputy General
                                        Companies, Inc.                              Counsel, Assistant Secretary
                                      LNC Administrative Services                  Vice President, Deputy General
                                        Corporation                                  Counsel, Assistant Secretary
                                      Delaware Investments Fund                    Vice President, Deputy General
                                        Family                                       Counsel, Assistant Secretary
                                      Lincoln National Income                      Secretary
                                        Fund, Inc.
                                      Lincoln National Convertible                 Secretary
                                        Securities Fund, Inc.

David P. O'Connor                     Delaware Management                          Vice President, Associate General
   Vice President, Associate            Company                                      Counsel, Assistant Secretary
   General Counsel,
   Assistant Secretary
                                      Delaware Investment Advisers                 Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Capital Management                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Management                          Vice President, Associate General
                                        Holdings, Inc.                               Counsel, Assistant Secretary
                                      DMH Corp.                                    Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Management                          Vice President, Associate General
                                        Company, Inc.                               Counsel, Assistant Secretary
                                      Delaware Service Company Inc.                Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Distributors, L.P.                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Distributors, Inc.                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware General                             Vice President, Associate General
                                        Management, Inc.                             Counsel, Assistant Secretary
                                      Delaware Investments U.S., Inc.              Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      DIAL Holding Company, Inc.                   Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Lincoln National Investment                  Vice President, Associate General
                                        Companies, Inc.                              Counsel, Assistant Secretary
                                      LNC Administrative Services                  Vice President, Associate General
                                        Corporation                                  Counsel, Assistant Secretary
                                      Delaware Investments Funds                   Vice President, Associate General
                                        Family                                       Counsel, Assistant Secretary

Kevin S. Lee                          Delaware Management                          Vice President, Assistant
  Vice President,                       Company                                      Controller
  Assistant Controller
                                      Delaware Investment Advisers                 Vice President, Assistant
                                                                                     Controller
                                      Delaware Lincoln Cash                        Vice President, Assistant
                                        Management                                   Controller
                                      Delaware Capital                             Vice President, Assistant
                                        Management, Inc.                             Controller
                                      Delaware Management                          Vice President, Assistant
                                        Holdings, Inc.                               Controller
                                      DMH Corp.                                    Vice President, Assistant
                                                                                     Controller
                                      DIAL Holding Company, Inc.                   Vice President, Assistant
                                                                                     Controller
                                      Delaware Investments U.S., Inc.              Vice President, Assistant
                                                                                     Controller
                                      Delaware Management                          Vice President, Assistant
                                        Company, Inc.                                Controller
                                      Delaware Service Company, Inc.               Vice President, Assistant
                                                                                     Controller
                                      Retirement Financial                         Vice President, Assistant
                                        Services, Inc.                               Controller
                                      Delaware Management Trust                    Vice President, Assistant
                                        Company                                      Controller
                                      Delaware Distributor, L.P.                   Vice President, Assistant
                                                                                     Controller
                                      Delaware Distributors, Inc.                  Vice President, Assistant
                                                                                     Controller
                                      Delaware General                             Vice President, Assistant
                                        Management, Inc.                             Controller
                                      Lincoln National Investment                  Vice President, Assistant
                                        Companies, Inc.                              Controller

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      LNC Administrative Services                  Vice President, Assistant
                                        Corporation                                  Controller

Brian L. Murray. Jr.                  Delaware Management                          Vice President, Associate
  Vice President, Associate             Company                                      General Counsel, Assistant
  General Counsel,                                                                   Secretary
  Assistant Secretary
                                      Delaware Investment Advisers                 Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Capital Management                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Service Company, Inc.               Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Distributors, Inc.                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Retirement Financial                         Vice President, Associate General
                                        Services, Inc.                               Counsel, Assistant Secretary
                                      Delaware Distributors, L.P.                  Vice President, Associate General
                                                                                     Counsel, Assistant Secretary
                                      Delaware Investments Funds                   Vice President, Associate General
                                        Family                                       Counsel, Assistant Secretary

Richard Salus                         Delaware Management                          Vice President, Assistant
   Vice President,                      Company                                      Controller
   Assistant Controller
                                      Delaware Investment Advisers                 Vice President, Assistant
                                                                                     Controller
                                      Delaware Lincoln Cash                        Vice President, Assistant
                                        Management                                   Controller
                                      Delaware Capital Management                  Vice President, Assistant
                                                                                     Controller
                                      Delaware Management                          Vice President, Assistant
                                        Holdings, Inc.                               Controller
                                      DMH Corp.                                    Vice President, Assistant
                                                                                     Controller
                                      Delaware Management                          Vice President, Assistant
                                        Company, Inc.                                Controller
                                      Delaware Service Company, Inc.               Vice President, Assistant
                                                                                     Controller
                                      Retirement Financial                         Vice President, Assistant
                                        Service, Inc.                                Controller
                                      Delaware Management Trust                    Vice President, Assistant
                                        Company                                      Controller
                                      Delaware Distributors, L.P.                  Vice President, Assistant
                                                                                     Controller

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware Distributors, Inc.                  Vice President, Assistant
                                                                                     Controller
                                      Delaware International                       Vice President, Assistant
                                        Holdings Ltd.                                Controller
                                      Delaware General                             Vice President, Assistant
                                        Management, Inc.                             Controller
                                      Delaware Investments U.S., Inc.              Vice President, Assistant
                                                                                     Controller
                                      DIAL Holding Company, Inc.                   Vice President, Assistant
                                                                                     Controller
                                      Lincoln National Investment                  Vice President, Assistant
                                        Companies, Inc.                              Controller
                                      LNC Administrative Services                  Vice President, Assistant
                                        Corporation                                  Controller

Richard D. Seidel                     Delaware Management                          Vice President, Assistant
  Vice President,                       Company                                      Controller, Manager--Payroll
  Assistant Controller,
  Manager--Payroll
                                      Delaware Investment Advisers                 Vice President, Assistant
                                                                                     Controller, Manager--Payroll
                                      Delaware Lincoln Cash                        Vice President, Assistant
                                        Management                                   Controller, Manager--Payroll
                                      Delaware Investments U.S., Inc.              Vice President, Assistant
                                                                                     Controller, Manager--Payroll
                                      Delaware General                             Vice President, Assistant
                                        Management, Inc.                             Controller, Manager--Payroll
                                      Delaware Distributors, Inc.                  Vice President, Assistant
                                                                                     Controller, Manager--Payroll
                                      Delaware Management Business                 Vice President, Assistant
                                        Trust                                        Controller, Manager--Payroll
                                      Retirement Financial                         Vice President, Assistant
                                        Services, Inc.                               Controller, Manager--Payroll
                                      Lincoln Investment                           Vice President, Assistant
                                        Companies, Inc.                              Controller, Manager--Payroll
                                      LNC Administrative Services                  Vice President, Assistant
                                        Corporation                                  Controller, Manager--Payroll
                                      Delaware Capital Management                  Vice President, Assistant
                                                                                     Treasurer
                                      Delaware Management                          Vice President, Assistant
                                        Holdings, Inc.                               Treasurer
                                      DMH Corp.                                    Vice President, Assistant
                                                                                     Treasurer
                                      DIAL Holding Company, Inc.                   Vice President, Assistant
                                                                                     Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Delaware Service Company, Inc.               Vice President, Assistant
                                                                                     Treasurer
                                      Delaware Distributors, L.P.                  Vice President, Assistant
                                                                                     Treasurer

See Yeng Quek                                           --                                           --
  Senior Vice President,
  Deputy CIO--Fixed Income

Joel A. Ettinger                                        --                                           --
  Vice President, Taxation

James E. Blake                                          --                                           --
  Compliance Officer

Cindy Lindenberg                                        --                                           --
  Compliance Officer

Lisa B. Patton                                          --                                           --
  Compliance Officer

FRANKLIN PORTFOLIO ASSOCIATES, LLC

     Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110. Franklin is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
John S. Cone                          Mellon Financial Corporation                 Officer
  President & CEO, Director

Oliver E. Buckley                     Mellon Financial Corporation                 Officer
  Sr. Vice President

Michael F. Dunn                       Mellon Financial Corporation                 Officer
  Sr. Vice President

Paul F. Healey                        Mellon Financial Corporation                 Officer
  Executive Vice President,
  Chief Operating Officer,
  Director

Mary M. McDermott-Holland
  Sr. Vice President

John V. Doggett                       Mellon Financial Corporation                 Officer
  Vice President

Gregg E. Pendergast
  Vice President

Stephen L. Sexeny                     Mellon Financial Corporation                 Officer
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Ian D. Arvin                                            --                                           --
  Vice President

Jennifer A. Vinson                                      --                                           --
  Vice President

Kristin D. Crawford                                     --                                           --
  Vice President

Timothy E. Burke                                        --                                           --
  Trading Officer

Khaled A. Moheydeen                                     --                                           --
  Technology Officer

Milton B. Sachse                                        --                                           --
  Technology Officer

Laurie C. Knapp                       Mellon Financial Corporation                 Vice President
  Chief Legal Officer

John J. Nagorniak                                       --                                           --
  Chairman

Stephen Canter                        Mellon Financial Corporation                 Sr. Vice President
  Director

Guy A. Hudson                         Mellon Financial Corporation                 Sr. Vice President
  Director

Ronald P. O'Hanley                    Mellon Financial Corporation                 Vice Chairman
  Director



GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of Goldman Sachs Group, Inc., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
    WITH THE INVESTMENT ADVISER                  NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Henry M. Paulson, Jr.                 The Goldman Sachs Group, Inc.                Chairman, Chief Executive
  Managing Director                                                                  Officer and Director
                                      Goldman, Sachs & Co.                         Managing Director

Robert J. Hurst                       The Goldman Sachs Group, Inc.                Vice Chairman and Director
  Managing Director                   Goldman, Sachs & Co.                         Managing Director

John A. Thain                         The Goldman Sachs Group, Inc.                President, Co-Chief Operating
  Managing Director                                                                  Officer and Director
                                      Goldman, Sachs & Co.                           Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
John L. Thornton                      The Goldman Sachs Group, Inc.                President, Co-Chief Operating
  Managing Director                                                                  Officer and Director
                                      Goldman, Sachs & Co.                           Managing Director

David W. Blood                        Goldman Sachs Asset                          Director
  Managing Director                     Management International
                                      Goldman,Sachs & Co.                          Managing Director, Head-
                                                                                     Asset Management Group

Peter S. Kraus                                          --                                            --
  Managing Director and
  Co-Head Investment
  Management Division



ING GHENT ASSET MANAGEMENT LLC

     ING Ghent Asset Management LLC ("ING") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Paul Gyra                                               --                                            --
  President

Kenneth J. Monaghan                                     --                                            --
  Co-founding Managing
  Director, Portfolio Manager

Paul H. Ross                                            --                                            --
  Co-founding Managing
  Director, Portfolio Manager

J. Paul Gillin                                          --                                            --
  Managing Director, Portfolio
  Manager

Geert Dhont                                             --                                            --
  Managing Director, Portfolio
  Manager

Robert D. Farnham                                       --                                            --
  Managing Director,
  Distressed Specialist

Gerald T. Lins                                          --                                            --
  General Counsel

Cindy Palmer                                            --                                            --
  Chief Administrative Officer

ENHANCED INVESTMENT TECHNOLOGIES, LLC

     Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Robert E. Fernholz                                      --                                            --
  Director, Executive Vice
  President and Chief
  Investment Officer

Robert A. Garvy                                         --                                            --
  Director, President and
  Chief Executive Officer

David E. Hurley                                         --                                            --
  Chief Operating Officer and
  Senior Vice President;
  formerly Chief Compliance
  Officer


LEE MUNDER INVESTMENTS, LTD.

     Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the Small Cap Growth, Small/Mid Cap Equity and Small Cap Value Funds. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Lee Munder,                           Capital Automotive REIT                      Director
  Chairman

Kenneth Swan                                            --                                            --
  President

Robert A. Smith                       Castanea Partners, Inc                       Co-Founder and Managing
  Partner                                                                            Director

                                      The Neiman Marcus Group                      Vice Chairman of the Board of
                                                                                     Directors

Jonathan Stone                                          --                                            --
  Portfolio Manager

Nicholas Battelle                                       --                                            --
  Portfolio Manager

Terry Gardner                                           --                                            --
  CFO

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC

     Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") is a sub-adviser to the Registrant's High Yield Bond Fund. The principal business address of Lincoln Capital is 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606. Lincoln Capital is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Theodore P. Janulis                   Lehman Brothers                              Managing Director, Head of
  Director                                                                           Wealth & Asset Management
                                                                                     Division, Operating Committee
                                                                                     Member

James A. Rosenthal                    Lehman Brothers                              Managing Director, Head of
  Director                                                                           Strategic Analysis

Kenneth R. Meyer                                        --                                            --
  Chairman, CEO, Director

Ann H. Benjamin                                         --                                            --
  Managing Director

Andrew A. Johnson                                       --                                            --
  Managing Director

Richard W. Knee                                         --                                            --
  CFO, Managing Director

Terrence J. Glomski                                     --                                            --
  Senior Vice President

Lorraine L. Holland                                     --                                            --
  Senior Vice President

Alexander B. Knowles                                    --                                            --
  Senior Vice President


LSV ASSET MANAGEMENT

      LSV Asset Management ("LSV") is an investment sub-adviser for the Tax-Managed Large Cap, Large Cap Value, Small Cap Value, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Josef Lakonishok                      University of Illinois                       Professor of Finance
  CEO, Portfolio Manager

Robert Vishny                         University of Chicago                        Professor of Finance
  Partner, Portfolio Manager

Menno Vermeulen                                         --                                            --
  Partner, Portfolio Manager

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Tremaine Atkinson                                       --                                            --
  Partner, COO

Christopher LaCroix                                     --                                            --
  Partner, Managing Director
  of Business Development
  SEI Funds, Inc.
  General Partner

MARTINGALE ASSET MANAGEMENT, L.P.

     Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Martingale Asset Management                             --                                            --
  Corporation
  General Partner

Patricia J. O'Connor                  Martingale Asset Management                  Treasurer, Director, Shareholder
  Executive Vice President,             Corporation
  CFO, Limited Partner

William Edward Jacques                Martingale Asset Management                  Director, Shareholder
  Executive Vice President,             Corporation
  Portfolio Manager,
  CIO, Limited Partner

Alan J. Stassman                      Martingale Asset Management                  Director, Chairman, Shareholder
  Chairman, Limited Partner             Corporation

Arnold Seton Wood                     Martingale Asset Management                  Director, Shareholder
  President, Portfolio                  Corporation
  Manager, Limited Partner

Douglas Evan Stark, CFA                                 --                                            --
  Investment Research,
  Portfolio Manager,
  Limited Partner

Samuel P. Nathans, CFA                                  --                                            --
  Portfolio Manager,
  Limited Partner

MAZAMA CAPITAL MANAGMENT, INC.

     Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Helen McDonald Degener                The Mathes Company                           VP and Portfolio Manager
  Director, CIO

Ronald Adair Sauer                                      --                                            --
  President, Chairman,
  Senior Portfolio Manager

Jill Ronne Collins                                      --                                            --
  Senior VP Marketing &
  Client Service

Brian Paul Alfrey                                       --                                            --
  Director, Executive VP, COO

Stephen Charles Brink                                   --                                            --
  Senior VP, Director Research

McKINLEY CAPITAL MANAGEMENT INC.

     McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Small Cap Fund, and Small Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Robert B. Gillam                      FAS Alaska, Inc.                             Officer & Director
  President, Chief Investment
  Officer
                                      McKinley Offshore                            Director
                                        Management, LTD
                                      McKinley Partners LLC                        Manager

Diane M. Wilke                        FAS Alaska, Inc.                             Officer & Director
  Exec. Vice President, Chief
  Operating Officer
                                      McKinley Offshore                            Director
                                        Management, LTD

B. Thomas Willison                                      --                                            --
  Director

Tamara L. Leitis                                        --                                            --
  Asst. Vice President,
  HR Manager

Gregory O'Keefe                                         --                                            --
  Controller

METROPOLITAN WEST ASSET MANAGEMENT, LLC

     Metropolitan West Asset Management, LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income and High Yield Bond Funds. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Scott Dubchansky                      Metropolitan West Funds                      Chairman of the Board of
  Chief Executive Officer,                                                           Trustees, CEO, President
  Partner

Tad Rivelle                                             --                                            --
  Chief Investment Officer,
  Partner, Managing Director

Laird Landmann                                          --                                            --
  Portfolio Manager, Partner,
  Managing Director

David Lippman                         Metropolitan West Funds                      Trustee
  Portfolio Manager, Partner,
  Managing Director

Steve Kane                                              --                                            --
  Portfolio Manager, Partner,
  Managing Director

Chris Scibelli                                          --                                            --
  Director of Marketing,
  Partner, Managing Director

Patrick Moore                                           --                                            --
  Director of Client Services

Joseph Hattesohl                      Metropolitan West Funds                      Treasurer, Chief Financial Officer
  Chief Financial Officer

Lara Mulpagano                        Metropolitan West Funds                      Secretary
  Chief Operating Officer

Cal Rivelle                                             --                                            --
  Chief Technology Officer

Richard Hollander                     Metwest Financial                            Chairman, Chief Executive
  Director                                                                           Officer

MONTAG & CALDWELL, INC.


     Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Ronald E. Canakaris                                     --                                            --
  President, CEO, CIO,
  Director

Andrew N. Fleming                     ABN AMRO Asset Management,                   Global Chief Investment Officer,
  Director                              Ltd.                                         Head of Portfolio Management

Huibert Boumeester                    ABN AMRO Asset Management,                   Chairman, CEO
  Director                              Ltd.

Solon P. Patterson                                      --                                            --
  Chairman, Director

William A. Vogel                                        --                                            --
  Executive Vice President,
  Director



NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

     Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Robert Levine                         Nomura Holding America, Inc.                 Executive Managing Director
  President, CEO,
  Board Member

Joseph Redmond Schmuckler             Nomura Securities                            President, Chief Operating
  Co-Chairman of the Board              International, Inc.                          Officer

David Mair Findlay                    Nomura Holding America, Inc.                 Chief Legal Officer, Board
  Executive Managing                                                                 Member, Executive
  Director, Board Member,                                                            Managing Director
  Chief Legal Officer
                                      Nomura Securities International,             Chief Legal Officer, Board
                                        Inc                                          Member, Executive
                                                                                     Managing Director

Hideyuki Takahashi                    Nomura Securities                            Chief Executive Officer
  Co-Chairman of the Board              International, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
David Crall                                             --                                            --
  Managing Director

Stephen Kotsen                                          --                                            --
  Director


PARAMETRIC PORTFOLIO ASSOCIATES

     Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap Fund. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Brian Langstraat                                        --                                            --
  Treasurer, Chief
  Executive Officer

David Stein                                             --                                            --
  Director, Chief
  Investment Officer

Aaron Singleton                                         --                                            --
  Chief Financial Officer

Andrew Abramsky                                         --                                            --
  Chief Operating Officer,
  Chief Compliance Officer

James B. Hawkes                       Eaton Vance Corp.                            Chairman, President, CEO
  Member

Thomas E. Faust, Jr.                  Eaton Vance Corp.                            Executive Vice President,
                                                                                     CIO, Director


PEREGRINE CAPITAL MANAGEMENT, INC.

     Peregrine Capital Management, Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Minneapolis, Minnesota 55402. Peregrine is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Jon R. Campbell                       Wells Fargo Bank, Minnesota,                 Chairman, CEO, President
  Director                              N.A.
                                      Wells Fargo & Company                        Regional President--Great Lakes
                                                                                     Region
                                      Fairview Health Services                     Director
                                      Capital City Partnership                     Director
                                      The Minneapolis Orchestral                   Director
                                        Association

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Minnesota Business Partnership               Director
                                      Mentoring Partnership of                     Director
                                        Minnesota
                                      The Minneapolis Foundation                   Director
                                      The Curtis L. Carlson School of              Director
                                        Management Board of
                                        Overseers
                                      The Greater Twin Cities United               Director
                                        Way
                                      Advisory Board of MEDA                       Director

Robert Bruce Mersky                   Walker Arts Center                           Director
  Chairman of the Board,
  CEO, President, Portfolio
  Manager

Ronald George Hoffman                                   --                                            --
  COO, CCO, CFO, Senior
  Vice President

Stefanie M. Adams                     Northshore Advisors, LLC                     Executive Vice President, Director
  Senior Vice President,                                                             of Marketing
  Client Service and
  Marketing

William Daniel Giese                                    --                                            --
  Senior Vice President,
  Portfolio Manager

Paul Edward von Kuster, III                             --                                            --
  Senior Vice President,
  Portfolio Manager

Paul Robert Wurm                                        --                                            --
  Senior Vice President,
  Co-Manager, Equity
  Trading

John Sorenson Dale                    The Montana Land Reliance                    Director-at-Large
  Senior Vice President,
  Portfolio Manager

Barbara Kloepfer McFadden             Benilde-St.Margaret's School                 Director
  Senior Vice President,
  Co-Manager, Equity
  Trading

Gary Edward Nussbaum                                    --                                            --
  Senior Vice President,
  Portfolio Manager

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Tasso Harry Coin                                        --                                            --
  Senior Vice President,
  Portfolio Manager

Julie McDonell Gerend                                   --                                            --
  Senior Vice President,
  Director of Client Service &
  Marketing

Daniel John Hagen                     NET Ministries                               Director
  Senior Vice President,
  Portfolio Manager

Jay Hendrickson Strohmaier                              --                                            --
  Senior Vice President,
  Portfolio Manager

James Patrick Ross                                      --                                            --
  Senior Vice President,
  Senior Portfolio Advisor

Douglas Gordon Pugh                                     --                                            --
  Senior Vice President,
  Portfolio Manager

Colin Michael Sharp                                     --                                            --
  Senior Vice President,
  Director of Technology
  Operations

John Maschoff                                           --                                            --
  Sr. VP, Client
  Service & Marketing

Reid A. Kilberg                       Compass Capital Management                   Director, Sales and Marketing
  Senior Vice President,
  Client Service and
  Marketing

David S. Lunt                         Wells Capital Management                     Managing Director
  Senior Vice President,
  Compliance
                                      Wells Fargo Bank, Minnesota, N.A.            Vice President

PRUDENTIAL INVESTMENT MANAGEMENT, INC.

     Prudential Investment Management, Inc. ("Prudential") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Prudential is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. Prudential is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Matthew J. Chanin                     Asian Infrastructure Mezzanine               Director
  Director and Senior                   Capital Fund
  Vice President
                                      PIC Holdings Limited                         Director
                                      PCG Finance Company I, LLC                   President
                                      PIM Warehouse, Inc.                          Director
                                      PIM Warehouse, Inc.                          Vice President
                                      Pruco Life Insurance Company                 Asst. Vice President
                                       of New Jersey
                                      Pruco Life Insurance Company                 Asst. Vice President
                                      PRICOA Capital Group Limited                 Director
                                      PRICOA Funding Limited                       Director
                                      PRICOA Investment Company                    Director
                                      PRICOA General Partner Limited               Director
                                      PRICOA Capital Management                    Director
                                        Limited
                                      PRICOA General Partner II                    Director
                                        (Co-Investment) Limited
                                      PRICOA General II Limited                    Director
                                      Prudential Global Funding, Inc.              Director
                                      Prudential Private Placement                 Director
                                        Investors, Inc.
                                      Prudential Property and Casualty             Asst. Financial Vice President
                                        Insurance Co.
                                      Prudential Equity Investors, Inc.            Director
                                      Prudential Equity Investors, Inc.            President
                                      The Prudential Insurance                     Second VP
                                        Company of America
                                      TRGOAG Company, Inc.                         Chief Executive Officer
                                      TRGOAG Company, Inc.                         Director
                                      TRGOAG Company, Inc.                         President
                                      Prudential Capital Group, L.P.               Senior Managing Director

Dennis M. Kass                        Jennison Associates LLC                      Chairman
  Director and Vice President
                                      Jennison Associates LLC                      CEO
                                      Prudential Trust Company                     Director
                                      JP Morgan Fleming Asset                      Former Vice Chairman and CFO
                                        Management

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Philip N. Russo                       Jennison Associates LLC                      Director
  Director
                                      PIM Foreign Investments, Inc.                Vice President Finance
                                      PIM Warehouse, Inc.                          Treasurer
                                      PRICOA General Partner Limited               Director
                                      American Skandia Investment                  Executive Vice President
                                        Services, Inc.
                                      American Skandia Investment                  Chief Financial Officer
                                        Services, Inc.
                                      American Skandia Investment                  Director
                                        Services,
                                      American Skandia Fund                        Chief Financial Officer
                                        Services, Inc.
                                      American Skandia Fund                        Director
                                        Services, Inc.
                                      American Skandia Advisory                    Executive Vice President
                                        Services, Inc.
                                      American Skandia Advisory                    Chief Financial Officer
                                        Services, Inc.
                                      American Skandia Advisory                    Director
                                        Services, Inc.
                                      PIM Investments, Inc.                        Vice President
                                      PIM Investments, Inc.                        Director
                                      PIFM Holdco, Inc.                            Executive Vice President
                                      PIFM Holdco, Inc.                            Chief Financial Officer
                                      PIFM Holdco, Inc.                            Treasurer
                                      Prudential Investments LLC                   Executive Vice President
                                      Prudential Investments LLC                   Chief Financial Officer
                                      Prudential Investments LLC                   Treasurer
                                      Prudential Mutual Fund                       Chief Financial Officer
                                        Services LLC
                                      Prudential Mutual Fund                       Chief Financial Officer
                                        Services LLC

John R. Strangfeld                    Jennison Associates LLC                      Director
  Chairman and Director
                                      Prudential Capital & Investment              President
                                        Services, LLC
                                      Prudential Capital & Investment              Director
                                        Services, LLC
                                      Prudential Securities Group Inc.             Chairman & CEO
                                      Prudential Securities Group Inc.             Director
                                      Prudential Equity Group, Inc.                Director
                                      Prudential Equity Group, Inc.                Chairman & CEO
                                      Prudential Financial, Inc.                   Vice Chairman

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      Prudential Asset Management                  Director
                                        Holding Company
                                      Prudential Asset Management                  President
                                        Holding Company
                                      PIM Global Financial                         Chairman
                                        Strategies, Inc.
                                      PIM Global Financial                         Director
                                        Strategies, Inc.

James J. Sullivan                     Prumerica Asia Fund                          Director
  Director, Vice President and          Management (Singapore) Ltd
  Managing Director                   Pruco Life Insurance Company                 Assistant Vice President
                                        of New Jersey
                                      Prudential Trust Company                     Chief Executive Officer
                                      Prudential Trust Company                     President
                                      Prudential Trust Company                     Director
                                      Prudential Trust Company                     Chairman
                                      Prumerica Asia Fund                          Director
                                        Management Limited
                                      The Prudential Insurance                     Signatory Second VP
                                        Company of America
                                      The Prudential Asset Management              Director
                                        Company, Inc.
                                      The Prudential Asset Management              President
                                        Company, Inc.
                                      PIM Global Financial                         Director
                                        Strategies, Inc.
                                      PIM Global Financial                         Co-President
                                        Strategies, Inc.

Bernard Winograd                      745 Property Investments                     Trustee
  Director, President and CEO         Jennison Associates LLC                      Director
                                      PIC Holdings Limited                         Director
                                      PIC Holdings Limited                         Chairman
                                      PIM Foreign Investments, Inc.                President
                                      PIM Warehouse, Inc.                          Director
                                      PIM Warehouse, Inc.                          Chairman
                                      Prudential Investment                        Executive Vice President
                                        Management Services LLC
                                      Prudential Asset Management                  Director
                                        Holding Company
                                      Prudential Asset Management                  Vice President
                                        Holding Company
                                      The Prudential Insurance                     Signatory Second VP
                                        Company of America
                                      PIM Investments, Inc.                        President
                                      PIM Investments, Inc.                        Director

RS INVESTMENT MANAGEMENT, L.P.

     RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
G. Randall Hecht                      RS Investment Management                     Chief Executive Officer
  Chief Executive Officer               Co. LLC
                                      RS Growth Group LLC                          Chief Executive Officer
                                      RS Value Group LLC                           Chief Executive Officer
                                      RS Real Estate Group L.P.                    Chief Executive Officer
                                      RS Bayview, Inc.                             Chief Executive Officer

Steve Cohen                           RS Investment Management                     Chief Financial Officer
  Chief Financial Officer               Co. LLC
                                      RS Value Group LLC                           Chief Financial Officer
                                      RS Growth Group LLC                          Chief Financial Officer
                                      RS Real Estate Group, L.P.                   Chief Financial Officer
                                      RS Bayview, Inc.                             Chief Financial Officer

Ben Douglas                           RS Investment Management                     Chief Legal Officer
  Chief Legal Officer                   Co. LLC
                                      RS Growth Group LLC                          Chief Legal Officer
                                      RS Value Group LLC                           Chief Legal Officer
                                      RS Real Estate Group, L.P.                   Chief Legal Officer
                                      RS Bayview, Inc.                             Chief Legal Officer

Scott Smith                           RS Investment Management                     Chief Compliance Officer
  Chief Compliance Officer              Co. LLC
                                      RS Growth Group LLC                          Chief Compliance Officer
                                      RS Value Group LLC                           Chief Compliance Officer
                                      RS Real Estate Group L.P.                    Chief Compliance Officer
                                      RS Bayview, Inc.                             Chief Compliance Officer



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED


     Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Security Capital is 11 South LaSalle St., Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Anthony R. Manno Jr.                                    --                                             --
  President, Sole Director,
  and Managing Director

Kenneth D. Statz                                        --                                             --
  Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Kevin W. Bedell                                         --                                            --
  Senior Vice President

David E. Rosenbaum                                      --                                            --
  Senior Vice President


SEI INVESTMENTS MANAGEMENT CORPORATION

     SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                      Director, Chairman & CEO
  Chairman, CEO, Director
                                      SEI Funds, Inc.                              CEO, Chairman of the
                                                                                     Board of Directors
                                      SEI Investments                              Chairman of the Board, CEO
                                        Global (Cayman), Limited
                                      SEI Global Capital                           Director, CEO, Chairman of the
                                        Investments, Inc.                            Board
                                      LSV Asset Management                         Management Committee
                                      SEI Global Holdings                          Chairman of the Board, CEO
                                        (Cayman) Inc.
                                      SEI Investments De Mexico                    Director
                                      SEI Asset Korea                              Director
                                      SEI Venture Capital, Inc.                    Director, Chairman of
                                                                                     the Board, CEO
                                      SEI Investments Management                   Director, Chairman, CEO
                                        Corporation II
                                      SEI Inc. (Canada)                            Director

Edward D. Loughlin                    SEI Investments Company                      Executive Vice President,
  Director, Executive                                                                President--Asset Management
  Vice President, Chief                                                              Division
  Investment Officer
                                      SEI Investments Distribution Co.             Director, Executive
                                                                                     Vice President
                                      SEI Trust Company                            Director
                                      SEI Funds, Inc.                              Executive Vice President
                                      SEI Advanced Capital                         Director, President
                                        Management, Inc.
                                      SEI Capital Limited (Canada)                 Director
                                      SEI Investments Global Funds                 Executive Vice President
                                        Services
                                      SEI Investments (France)                     Board of Directors

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      SEI Investments Management                   Director, Executive Vice
                                        President
                                        Corporation II
                                      SEI Investments Fund                         Chief Executive Officer
                                        Management
                                      SEI Investments Canada                       Director
                                        Company
                                      SEI Investments Management                   Manager
                                        Corporation Delaware, L.L.C.

Carl A. Guarino                       SEI Investments Company                      Executive Vice President
   Director, Executive                SEI Investments Distribution Co.             Director, Executive Vice
   President
   Vice President                     SEI Global Investments Corp.                 Senior Vice President
                                      SEI Global Holdings (Cayman)                 Director
                                        Inc.
                                      SEI Investments De Mexico                    Director
                                      SEI Investments (Europe) Ltd.                Director
                                      SEI Investments (South Africa)               Director
                                        Limited
                                      SEI Investments (France)                     Board of Directors
                                      SEI Venture Capital, Inc.                    Executive Vice President
                                      SEI Investments--Unit Trust                  Director
                                        Management (UK) Limited
                                      LSV Asset Management                         Management Committee
                                      SEI Investments Management                   Director, Executive Vice
                                        President
                                        Corporation II
                                      SEI Investments Global, Limited              Director
                                      SEI Insurance Group, Inc.                    Director

Jack May                              SEI Investments Distribution Co.             Vice President
  Vice President
                                      SEI Investments Management                   Senior Vice President
                                        Corporation II

James V. Morris                                         --                                            --
  Vice President

Steve Onofrio                                           --                                            --
  Vice President

Kevin P. Robins                       SEI Investments Company                      Senior Vice President
  Senior Vice President
                                      SEI Investments Distribution Co.             Senior Vice President
                                      SEI Investments Global                       Director
                                        (Cayman), Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      SEI Trust Company                            Director
                                      SEI Insurance Group, Inc.                    Director, President
                                      SEI Global Holdings                          Director
                                        (Cayman) Inc.
                                      SEI Venture Capital, Inc.                    Vice President
                                      SEI Private Trust Company                    Director, Senior Vice President
                                      SEI Family Office Services, LLC              Director, Vice President
                                      SEI Giving Fund                              Director, President
                                      SEI Investments Management                   Director, Executive Vice
                                        Corporation II                               President-Control Person
                                      LSV Asset Management                         Management Committee

Timothy D. Barto                      SEI Investments Company                      Vice President, Assistant
  General Counsel, Vice                                                              Secretary
  President
                                      SEI Investments Distribution Co.             Assistant Secretary
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Ventures, Inc.                           General Counsel, Vice President
                                      SEI Investments Developments,                General Counsel, Vice President
                                        Inc.
                                      SEI Insurance Group, Inc.                    Assistant Secretary
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Fund                         General Counsel, Vice President
                                        Management
                                      SEI Venture Capital, Inc.                    Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Global Funds                 General Counsel, Vice President
                                        Services
                                      SEI Family Office Services, LLC              Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Management                   General Counsel, Vice President
                                        Corporation II

Robert Crudup                         SEI Investments Distribution Co.             Senior Vice President
  Director, Executive
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      SEI Investments Global Funds                 Vice President
                                        Services
                                      SEI Investments Fund                         Vice President
                                                                                   Management
                                      SEI Investments Company                      Executive Vice President

Richard A. Deak                       SEI Investments Company                      Vice President, Assistant
  Vice President,                                                                    Secretary
  Assistant Secretary
                                      SEI Investments Distribution Co.             Assistant Secretary
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Ventures, Inc.                           Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Developments,                Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Global Funds                 Vice President, Assistant
                                        Services                                     Secretary
                                      SEI Investments Management                   Vice President, Assistant
                                        Corporation II                               Secretary
                                      SEI Investments Fund                         Vice President, Assistant
                                        Management                                   Secretary
                                      SEI Venture Capital, Inc.                    Vice President, Assistant
                                                                                     Secretary
                                      SEI Family Office Services, LLC              Vice President, Assistant
                                                                                     Secretary

Lydia A. Gavalis                      SEI Investments Company                      Vice President, Assistant
  Assistant Secretary                                                                Secretary
                                      SEI Investments Distribution Co.             Assistant Secretary
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Management                   Vice President
                                        Corporation Delaware, L.L.C.
                                      SEI Ventures, Inc.                           Assistant Secretary
                                      SEI Investments Developments,                Assistant Secretary
                                        Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Family Office Services, LLC              Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Global Funds                 Assistant Secretary
                                        Services
                                      SEI Investments Fund                         Assistant Secretary
                                        Management
                                      SEI Investments Management                   Assistant Secretary
                                        Corporation II
                                      SEI Venture Capital, Inc.                    Vice President, Assistant
                                                                                     Secretary

Greg Gettinger                        SEI Investments Distribution Co.             Vice President
  Vice President
                                      SEI Investments Company                      Vice President
                                      SEI Trust Company                            Vice President
                                      SEI Investments, Inc.                        Vice President
                                      SEI Ventures, Inc.                           Vice President
                                      SEI Investments Developments,                Vice President
                                        Inc.
                                      SEI Realty Capital Corporation               Vice President, Secretary
                                      SEI Funds, Inc.                              Vice President
                                      SEI Global Investments Corp.                 Vice President
                                      SEI Advanced Capital                         Vice President
                                        Management, Inc.
                                      SEI Global Capital Investments,              Vice President
                                        Inc.
                                      SEI Primus Holding Corp.                     Vice President
                                      SEI Investments Global Funds                 Vice President
                                        Services
                                      SEI Investments Fund                         Vice President
                                        Management
                                      SEI Venture Capital, Inc.                    Vice President
                                      SEI Investments Management                   Vice President
                                        Corporation II
                                      SEI Investments Management                   Vice President
                                        Corporation Delaware, L.L.C.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Kathy Heilig                          SEI Inc. (Canada)                            Vice President, Treasurer
  Vice President, Treasurer
                                      SEI Investments Company                      Vice President, Treasurer, Chief
                                                                                     Accounting Officer, Controller
                                      SEI Ventures, Inc.                           Vice President, Treasurer
                                      SEI Insurance Group, Inc.                    Vice President, Treasurer
                                      SEI Realty Capital Corporation               Vice President, Treasurer
                                      SEI Global Investments Corp.                 Director, Vice President,
                                                                                     Treasurer
                                      SEI Advanced Capital                         Director, Vice President,
                                        Management, Inc.                             Treasurer
                                      SEI Investments Global                       Vice President, Treasurer
                                        (Cayman), Limited
                                      SEI Primus Holding Corp.                     Director, Vice President,
                                                                                     Treasurer
                                      SEI Global Capital Investments,              Director, Vice President,
                                        Inc.                                         Treasurer
                                      SEI Investments Global Funds                 Vice President, Treasurer
                                        Services
                                      SEI Investments Fund                         Vice President, Treasurer
                                        Management
                                      SEI Global Holdings                          Vice President, Treasurer,
                                        (Cayman) Inc.                                Assistant Secretary
                                      SEI Venture Capital, Inc.                    Director, Vice President,
                                                                                     Treasurer
                                      SEI Funds, Inc.                              Director, Vice President,
                                                                                     Treasurer
                                      SEI Family Office Services, LLC              Vice President, Treasurer
                                      SEI Investments Management                   Vice President, Treasurer
                                        Corporation II
                                      SEI Investments Management                   Manager, Vice President,
                                        Corporation Delaware, L.L.C.                 Treasurer
                                      SEI Investments, Inc.                        Director, Vice President,
                                                                                     Treasurer
                                      SEI Investments Developments,                Director, Vice President,
                                        Inc.                                         Treasurer

Carolyn McLaurin                                        --                                            --
  Vice President

Kathryn L. Stanton                                      --                                            --
  Vice President

Raymond B. Webster                    SEI Investments Management                   Vice President
  Vice President                        Corporation II

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Lori L. White                         SEI Investments Company                      Vice President, Assistant
  Assistant Secretary                                                                Secretary
                                      SEI Investments Distribution Co.             Assistant Secretary
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Venture Capital, Inc.                    Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Management                   Assistant Secretary
                                        Corporation II
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Global Funds                 Assistant Secretary
                                        Services
                                      SEI Investments Fund                         Assistant Secretary
                                        Management

Scott W. Dellorfano                   SEI Investments Distribution Co.             Vice President
  Vice President
                                      SEI Investments Management                   Vice President
                                        Corporation II

William E. Zitelli, Jr.               SEI Investments Company                      Vice President, Assistant
  Assistant Secretary                                                                Secretary
                                      SEI Investments Distribution Co.             Assistant Secretary
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Insurance Group, Inc.                    Assistant Secretary
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Investments Global Funds                 Assistant Secretary
                                        Services

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
                                      SEI Investments Fund                         Assistant Secretary
                                        Management

John C. Munch                         SEI Investments Company                      Vice President, Assistant
  Assistant Secretary                                                                Secretary
                                      SEI Investments Distribution Co.             General Counsel, Vice President
                                      SEI Investments, Inc.                        Vice President, Assistant
                                                                                     Secretary
                                      SEI Ventures, Inc.                           Assistant Secretary
                                      SEI Investments Developments,                Assistant Secretary
                                        Inc.
                                      SEI Insurance Group, Inc.                    General Counsel, Vice President
                                      SEI Funds, Inc.                              Vice President, Assistant
                                                                                     Secretary
                                      SEI Global Investments Corp.                 Vice President, Assistant
                                                                                     Secretary
                                      SEI Advanced Capital                         Vice President, Assistant
                                        Management, Inc.                             Secretary
                                      SEI Global Capital Investments,              Vice President, Assistant
                                        Inc.                                         Secretary
                                      SEI Primus Holding Corp.                     Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Global Funds                 Assistant Secretary
                                        Services
                                      SEI Investments Fund                         Assistant Secretary
                                        Management
                                      SEI Venture Capital, Inc.                    Vice President, Assistant
                                                                                     Secretary
                                      SEI Investments Management                   Assistant Secretary
                                        Corporation II
                                      SEI Inc. (Canada)                            General Counsel, Secretary

David Campbell                                          --                                            --
  Vice President

Lori Heinel                                             --                                            --
  Vice President

Rosanne Miller                        SEI Investments Company                      Vice President, Assistant
  Assistant Secretary                                                                Secretary

Sofia Rosala                                            --                                            --
  Compliance Officer,
  Assistant Secretary

Jim Combs                                               --                                            --
  Vice President

Michael Cagina                                          --                                            --
  Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                   CONNECTION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Paul Klauder                                            --                                            --
  Vice President

Alison Saunders                                         --                                            --
  Vice President

Brandon Sharrett                                        --                                            --
  Vice President


TRANSAMERICA INVESTMENT MANAGEMENT, LLC


     Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of TIM is 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Gary U. Roll-acute accent-e                                           --                             --
  Manager, President,
  Chief Investment Officer

Jeffrey S. Van Harte                                    --                                            --
  Manager, Senior Vice
  President, Head of Equities

Transamerica Investment                                 --                                            --
  Services Owner

John R. Kenney                        Great Companies, LLC                         Chairman, Director, Co-Chief
  Manager                                                                            Executive Officer

Brian C. Scott                        AEGON/Transamerica Fund                      Director, President, Chief
  Manager                               Advisers, Inc                                Executive Officer

John C. Riazzi                                          --                                            --
  Manager, Chief
  Executive Officer

Larry N. Norman                       AEGON, USA                                   Executive Vice President,
  Manager                                                                            Chief Operating Officer


WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Kenneth Lee Abrams                                      --                                            --
  Partner

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Nicholas Charles Adams                                  --                                            --
  Partner

Rand Lawrence Alexander                                 --                                            --
  Partner

Deborah Louise Allinson                                 --                                            --
  Partner

Steven C. Angeli                                        --                                            --
  Partner

James Halsey Averill                                    --                                            --
  Partner

John F. Averill                                         --                                            --
  Partner

Karl E. Bandtel                                         --                                            --
  Partner

David W. Barnard                                        --                                            --
  Partner

Mark James Beckwith                                     --                                            --
  Partner

James A. Bevilacqua                                     --                                            --
  Partner

Kevin J. Blake                                          --                                            --
  Partner

William Nicholas Booth                                  --                                            --
  Partner

Michael J. Boudens                                      --                                            --
  Partner

Paul Braverman                                          --                                            --
  Partner

Robert A. Bruno                                         --                                            --
  Partner

Michael T. Carmen                                       --                                            --
  Partner

Maryann Evelyn Carroll                                  --                                            --
  Partner

William R.H. Clark                                      --                                            --
  Partner

Cynthia M. Clarke                                       --                                            --
  Partner

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Richard M. Coffman                                      --                                            --
  Partner

John DaCosta                                            --                                            --
  Partner

Pamela Dippel                                           --                                            --
  Partner

Scott M. Elliott                                        --                                            --
  Partner

Robert Lloyd Evans                                      --                                            --
  Partner

David R. Fassnacht                                      --                                            --
  Partner

Lisa de la Fuente Finkel                                --                                            --
  Partner

Mark T. Flaherty                                        --                                            --
  Partner

Charles Townsend Freeman                                --                                            --
  Partner

Laurie Allen Gabriel                                    --                                            --
  Managing Partner

Ann C. Gallo                                            --                                            --
  Partner

Subbiah Gopalraman                                      --                                            --
  Partner

Paul J. Hamel                                           --                                            --
  Partner

William J. Hannigan                                     --                                            --
  Partner

Lucius Tuttle Hill, III                                 --                                            --
  Partner

James P. Hoffmann                                       --                                            --
  Partner

Jean M. Hynes                                           --                                            --
  Partner

Steven T. Irons                                         --                                            --
  Partner

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Paul David Kaplan                                       --                                            --
  Partner

Lorraine A. Keady                                       --                                            --
  Partner

John Charles Keogh                                      --                                            --
  Partner

George Cabot Lodge, Jr.                                 --                                            --
  Partner

Nancy Therese Lukitsh                                   --                                            --
  Partner

Mark Thomas Lynch                                       --                                            --
  Partner

Mark D. Mandel                                          --                                            --
  Partner

Christine Smith Manfredi                                --                                            --
  Partner

Earl Edward McEvoy                                      --                                            --
  Partner

Duncan Mathieu McFarland                                --                                            --
  Managing Partner

Matthew Edward Megargel                                 --                                            --
  Partner

James Nelson Mordy                                      --                                            --
  Partner

Diane Carol Nordin                                      --                                            --
  Partner

Stephen T. O'Brien                                      --                                            --
  Partner

Andrew S. Offit                                         --                                            --
  Partner

Edward Paul Owens                                       --                                            --
  Partner

Saul Joseph Pannell                                     --                                            --
  Partner

Thomas Louis Pappas                                     --                                            --
  Partner

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Jonathan Martin Payson                                  --                                            --
  Partner

Philip H. Perelmuter                                    --                                            --
  Partner

Robert Douglas Rands                                    --                                            --
  Partner

James Albert Rullo                                      --                                            --
  Partner

John Robert Ryan                                        --                                            --
  Managing Partner

Joseph Harold Schwartz                                  --                                            --
  Partner

James H. Shakin                                         --                                            --
  Partner

Theodore Shasta                                         --                                            --
  Partner

Andrew J. Shilling                                      --                                            --
  Partner

Binkley Calhoun Shorts                                  --                                            --
  Partner

Scott E. Simpson                                        --                                            --
  Partner

Trond Skramstad                                         --                                            --
  Partner

Stephen Albert Soderberg                                --                                            --
  Partner

Haluk Soykan                                            --                                            --
  Partner

Eric Stromquist                                         --                                            --
  Partner

Brendan James Swords                                    --                                            --
  Partner

Harriett Tee Taggart                                    --                                            --
  Partner

Frank L. Teixeira                                       --                                            --
  Partner

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Perry Marques Traquina                                  --                                            --
  Partner

Nilesh P. Undavia                                       --                                            --
  Partner

Clare Villari                                           --                                            --
  Partner

Kim Williams                                            --                                            --
  Partner

Itsuki Yamashita                                        --                                            --
  Partner

David S. Zimble                                         --                                            --
  Partner


WELLS CAPITAL MANAGEMENT, INC.

     Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Robert W. Bissell                     Wells Fargo Bank, N.A.                       Executive Vice President
  President, Chief Executive
  Officer, Director

Patricia R. Callahan                  Wells Fargo Bank, N.A.                       Executive Vice President
  Executive Vice President

J. Mari Casas                         Wells Fargo Bank, N.A.                       Senior Vice President
  Executive Vice President

Kirk D. Hartman                                         --                                            --
  Executive Vice President,
  Chief Investment Officer,
  Director

Amru A. Khan                          Wells Fargo Bank, N.A.                       Senior Vice President
  Executive Vice President

Thomas M. O'Malley                    Wells Fargo Bank, N.A.                       Senior Vice President
  Executive Vice President

James Paulsen                                           --                                            --
  Executive Vice President,
  Chief Investment Strategist

William L. Timoney                                      --                                            --
  Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Richard D. Levy                       Wells Fargo Bank, N.A.                       Senior Vice President
  Senior Vice President

Karen L. Norton                                         --                                            --
  Senior Vice President,
  Chief Administrative and
  Operation Officer

David O'Keefe                                           --                                            --
  Senior Vice President,
  Chief Financial Officer

Monica Poon                                             --                                            --
  Senior Vice President,
  Chief Compliance Officer

Sallie C. Squire                                        --                                            --
  Senior Vice President,
  Director of Professional
  and Corporate Development

William C. Stevens                                      --                                            --
  Senior Vice President,
  Chief Fixed Income Officer

Lisa M. Bernard                       Wells Fargo & Company                        Manager
  Vice President

Heidi M. Dzieweczynski                Wells Fargo Bank, N.A.                       Vice President
  Vice President

James E. Hanson                       Wells Fargo Bank, N.A.                       Vice President
  Vice President

James A. Horton                       Wells Fargo Bank, N.A.                       Vice President
  Vice President

John M. Lande                         Wells Fargo Bank, N.A.                       Vice President
  Vice President

Karen B. Martin                       Wells Fargo Bank, N.A.                       Vice President
  Vice President

Roger J. Saucerman                    Wells Fargo Bank, N.A.                       Vice President
  Vice President

Thomas J. Schneider                   Wells Fargo Bank, N.A.                       Vice President
  Vice President

Robert S. Singley                     Wells Fargo Bank, N.A.                       Vice President, Secretary
  Vice President,
  Secretary

Rachelle M. Graham                    Wells Fargo Bank, N.A.                       Assistant Secretary
  Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Susan H. Lane                         Wells Fargo & Company                        Assistant Secretary to various
  Assistant Secretary                                                                Wells Fargo affiliates

Michael J. Niedermeyer                Wells Fargo Bank, N.A.                       Executive Vice President
  Director


WESTERN ASSET MANAGEMENT COMPANY

     Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
-----------------------------------   ------------------------------------------   ---------------------------------------
Timothy C. Scheve                     Legg Mason, Inc.                             Senior Executive Vice President
  Non Employee Director

Edward A. Taber                       Legg Mason, Inc.                             Senior Executive Vice President
  Non Employee Director

Bruce D. Alberts                                        --                                            --
  Chief Financial Officer

Gregory B. McShea                     Western Asset/Claymore U.S.                  Vice President
  Secretary, Head of                    Treasury Inflation Protected
  Compliance and Controls               Securities Fund

James W. Hirschmann                   Pacific American Income Shares               President
  President and Chief
  Executive Officer
                                      Western Asset Funds                          President
                                      Western Asset Premier                        President
                                         Bond Fund

Gavin L. James                        Western Asset Funds                          Vice President
  Director of Global
  Client Services

S. Kenneth Leech                      Western Asset Premier Bond Fund              Vice President
  Chief Investment Officer
                                      Pacific American Income Shares               Vice President
                                      Western Asset Funds                          Vice President

Stephen A. Walsh                      Western Asset Funds                          Vice President
  Deputy Chief Investment
  Officer

ITEM 27. PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                    July 15, 1982
         SEI Liquid Asset Trust                                    November 29, 1982
         SEI Tax Exempt Trust                                      December 3, 1982
         SEI Index Funds                                           July 10, 1985
         SEI Institutional International Trust                     August 30, 1988
         The Advisors' Inner Circle Fund                           November 14, 1991
         STI Classic Funds                                         May 29, 1992
         The Arbor Fund                                            January 28, 1993
         Bishop Street Funds                                       January 27, 1995
         STI Classic Variable Trust                                August 18, 1995
         SEI Asset Allocation Trust                                April 1, 1996
         SEI Institutional Investments Trust                       June 14, 1996
         HighMark Funds                                            February 15, 1997
         Armada Funds                                              March 8, 1997
         The Expedition Funds                                      June 9, 1997
         Oak Associates Funds                                      February 27, 1998
         The Nevis Fund, Inc.                                      June 29, 1998
         CNI Charter Funds                                         April 1, 1999
         The Armada Advantage Fund                                 May 1, 1999
         Amerindo Funds Inc.                                       July 13, 1999
         iShares Inc.                                              January 28, 2000
         iShares Trust                                             April 25, 2000
         Pitcairn Funds                                            August 1, 2000
         First Focus Funds                                         October 1, 2000
         JohnsonFamily Funds, Inc.                                 November 1, 2000
         The MDL Funds                                             January 24, 2001
         Causeway Capital Management Trust                         September 20, 2001

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
                NAME                               WITH UNDERWRITER                           WITH REGISTRANT
-----------------------------------   ------------------------------------------   -------------------------------------
William M. Doran                      Director                                     Trustee
Kevin Barr                            President & Chief Operating Officer                             --
Maxine Chou                           Chief Financial Officer & Treasurer                             --
John Munch                            General Counsel & Vice President             Vice President &
                                                                                     Assistant Secretary

Carl A. Guarino                       Director, Executive Vice President                              --

                                                   POSITION AND OFFICE                     POSITIONS AND OFFICES
                NAME                                WITH UNDERWRITER                          WITH REGISTRANT
-----------------------------------   ------------------------------------------   -------------------------------------
Edward D. Loughlin                    Director, Executive Vice President           President, Chief
                                                                                     Executive Officer

Wayne M. Withrow                      Director, Executive Vice President                              --
Robert Crudup                         Senior Vice President                                           --
Kevin P. Robins                       Senior Vice President                                           --
Kenneth Zimmer                        Senior Vice President                                           --
Timothy D. Barto                      Assistant Secretary                          Vice President &
                                                                                     Secretary

Richard A. Deak                       Assistant Secretary                                             --
Scott W. Dellorfano                   Vice President                                                  --
Michael Farrell                       Vice President                                                  --
Lydia A. Gavalis                      Assistant Secretary                          Vice President &
                                                                                     Assistant Secretary

Greg Gettinger                        Vice President                                                  --
Mark Held                             Vice President                                                  --
Karen LaTourette                      Compliance Officer & Assistant Secretary                        --
Jack May                              Vice President                                                  --
Joanne Nelson                         Vice President                                                  --
Maria Rinehart                        Vice President                                                  --
Lori L. White                         Assistant Secretary                                             --
William E. Zitelli, Jr.               Assistant Secretary                          Vice President &
                                                                                     Assistant Secretary


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:


         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:


             Wachovia Bank N.A. (formerly First Union National Bank) Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, PA 19101


         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
     (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

             SEI Investments Fund Management
             Oaks, PA 19456

         (c) With respect to Rules 31a-1(b)(5);(6);(9) (10), and (11) and
     31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

             Alliance Capital Management L.P.
             1345 Avenue of the Americas
             New York, New York 10105

             Analytic Investors Inc.
             500 South Grand Avenue, 23rd Floor
             Los Angeles, California 90071


             Aronson+Johnson+Ortiz, LP
             230 South Broad Street
             Twentieth Floor
             Philadelphia, Pennsylvania 19102


             Artisan Partners Limited Partnership
             875 E. Wisconsin Avenue, Suite 800
             Milwaukee, Wisconsin 53202


             Barclays Global Fund Advisors
             45 Fremont Street
             San Francisco, California 94105

             BlackRock Advisors, Inc.
             40 East 52nd Street
             New York, New York 10022


             David J. Greene & Company, LLC
             599 Lexington Avenue
             New York, New York 10022

             Delaware Management Business Company
             One Commerce Square
             2005 Market Street
             Philadelphia, Pennsylvania 19103

             Enhanced Investment Technologies, LLC
             2401 P.G.A. Boulevard
             Suite 100
             Palm Beach Gardens, Florida 33410

             Franklin Portfolio Associates, LLC
             Two International Place
             22nd Floor
             Boston, Massachusetts 02110

             Goldman Sachs Asset Management, L.P.
             32 Old Slip
             New York, New York 10005

             ING Ghent Asset Management
             230 Park Avenue, 13th Floor
             New York, New York 10169


             Lee Munder Investments, Ltd.
             200 Clarendon Street, 28th Floor
             Boston, Massachusetts 02116


             Lincoln Capital Fixed Income Management Company, LLC
             200 S. Wacker Drive, Suite 2100
             Chicago, Illinois 60606

             LSV Asset Management
             1 N. Wacker Drive
             Chicago, Illinois 60606

             Martingale Asset Management, L.P.
             222 Berkeley Street
             Boston, Massachusetts 02116

             Mazama Capital Management, Inc.
             One Southwest Columbia Street
             Suite 1500
             Portland, Oregon 97258

             McKinley Capital Management Inc.
             3301 C Street
             Suite 500
             Anchorage, Alaska 99503


             Metropolitan West Asset Management, LLC
             11766 Wilshire Boulevard, Suite 1580
             Los Angeles, California 90025


             Montag & Caldwell, Inc.
             3455 Peachtree Rd. NE Ste 1200
             Atlanta, Georgia 30326-3248


             Nomura Corporate Research and Asset Management Inc.
             2 World Financial Center
             Building B
             New York, New York 10281-1198

             Parametric Portfolio Associates
             1151 Fairview Avenue North
             Seattle, Washington 98109-4418

             Peregrine Capital Management, Inc.
             800 LaSalle Avenue, Suite 1850
             Minneapolis, Minnesota 55402


             Prudential Investment Management, Inc.
             Gateway Center 2
             McCarter Highway & Market Street
             Newark, New Jersey 07102


             RS Investment Management, L.P.
             388 Market Street
             Suite 200
             San Francisco, California 94111

             Security Capital Research &
             Management Incorporated
             11 South LaSalle Street, 2nd Floor
             Chicago, Illinois 60603


             SEI Investments Management Corporation
             One Freedom Valley Drive
             Oaks, Pennsylvania 19456

             Transamerica Investment Management, LLC
             1150 S. Olive Street, 27th Floor
             Los Angeles, California 90015


             Wellington Management Company, LLP
             75 State Street
             Boston, Massachusetts 02109

             Wells Capital Management, Inc.
             525 Market Street, 10th Floor
             San Francisco, California 94105

             Western Asset Management Company
             117 East Colorado Boulevard, 6th Floor
             Pasadena, California 91105

ITEM 29. MANAGEMENT SERVICES:

     None

ITEM 30. UNDERTAKINGS:

     None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of January, 2004.


                                      SEI INSTITUTIONAL MANAGED TRUST

                                      BY:       /s/ EDWARD D. LOUGHLIN
                                          --------------------------------------
                                                    Edward D. Loughlin
                                           PRESIDENT & CHIEF EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                  *                   Trustee                        January 28, 2004
-----------------------------------
         Rosemarie B. Greco

                  *                   Trustee                        January 28, 2004
-----------------------------------
          William M. Doran

                  *                   Trustee                        January 28, 2004
-----------------------------------
          F. Wendell Gooch

                  *                   Trustee                        January 28, 2004
-----------------------------------
       George J. Sullivan, Jr.

                  *                   Trustee                        January 28, 2004
-----------------------------------
           James M. Storey

                  *                   Trustee                        January 28, 2004
-----------------------------------
          Robert A. Nesher

                  *                   Trustee                        January 28, 2004
-----------------------------------
            Nina Lesavoy

       /s/ EDWARD D. LOUGHLIN         President & Chief              January 28, 2004
-----------------------------------     Executive Officer
         Edward D. Loughlin

       /s/ PEDRO A. RODRIGUEZ         Controller & Chief Financial   January 28, 2004
-----------------------------------     Officer
         Pedro A. Rodriguez


*By:   /s/ EDWARD D. LOUGHLIN
     ------------------------------
         Edward D. Loughlin
          ATTORNEY IN FACT

                                  EXHIBIT INDEX


 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(a)(1)      Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is herein incorporated by reference to
                     Exhibit 1 filed with the SEC on January 28, 1998.

EX-99.B(a)(2)      Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

EX-99.B(b)         By-Laws are herein incorporated by reference to Exhibit (b)(3) of Post-Effective
                     Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File
                     Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

EX-99.B(c)         Not Applicable.

EX-99.B(d)(1)      Investment Advisory Agreement between the Trust and SEI Investments Management
                     Corporation (the "Adviser") is herein incorporated by reference to Exhibit
                     5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration
                     Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                     January 28, 1997.

EX-99.B(d)(2)      Amended and Restated schedule B to the Investment Advisory Agreement between the
                     Trust and the Adviser is filed herewith.

EX-99.B(d)(3)      Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Trust's Large Cap Value and Small Cap Value Funds is
                     herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment
                     No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878) filed with the SEC on November 30, 1995.

EX-99.B(d)(4)      Investment Sub-Advisory Agreement between the Adviser and Martingale Asset
                     Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 30, 1995.

EX-99.B(d)(5)      Investment Sub-Advisory Agreement between the Adviser and Western Asset
                     Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 1998.

EX-99.B(d)(6)      Investment Sub-Advisory Agreement between the Adviser and BlackRock Advisors,
                     Inc. with respect to the Trust's Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No.
                     29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 25, 1998.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(7)      Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock
                     Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed on January 28, 2000.

EX-99.B(d)(8)      Investment Sub-Advisory Agreement between the Adviser and Mazama Capital
                     Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed on January 28, 2000.

EX-99.B(d)(9)      Investment Sub-Advisory Agreement between the Adviser and Nomura Corporate
                     Research and Asset Management Inc. with respect to the High Yield Bond
                     Fund is herein incorporated by reference to Exhibit (d)(38) of
                     Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form
                     N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

EX-99.B(d)(10)     Investment Sub-Advisory Agreement between the Adviser and David J. Greene &
                     Company, LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed on November 28, 2000.

EX-99.B(d)(11)     Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                     November 28, 2000.

EX-99.B(d)(12)     Investment Sub-Advisory Agreement between the Adviser and McKinley Capital
                     Management Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(13)     Investment Sub-Advisory Agreement between the Adviser and McKinley Capital
                     Management Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed on November 28, 2000.

EX-99.B(d)(14)     Investment Sub-Advisory Agreement between the Adviser and Peregrine Capital
                     Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 36
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 29, 2001.

EX-99.B(d)(15)     Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(16)     Investment Sub-Advisory Agreement between the Adviser and Parametric Fund
                     Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(17)     Investment Sub-Advisory Agreement between the Adviser and Transamerica Investment
                     Management, LLC with respect to the Large Cap Growth and Tax Managed Large Cap
                     Funds is herein incorporated by reference to Exhibit (d)(62) of
                     Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form
                     N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

EX-99.B(d)(18)     Investment Sub-Advisory Agreement between the Adviser and Artisan Partners
                     Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(19)     Investment Sub-Advisory Agreement between the Adviser and David J. Greene and
                     Company, LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(20)     Investment Sub-Advisory Agreement between the Adviser and Lee Munder Investments,
                     Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(21)     Investment Sub-Advisory Agreement between the Adviser and Martingale Asset
                     Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(22)     Investment Sub-Advisory Agreement between the Adviser and Mazama Capital
                     Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(23)     Investment Sub-Advisory Agreement between the Adviser and McKinley Capital
                     Management Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(24)     Investment Sub-Advisory Agreement between the Adviser and Metropolitan West Asset
                     Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(25)     Investment Sub-Advisory Agreement between the Adviser and Montag & Caldwell, Inc.
                     with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is
                     herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment
                     No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(26)     Investment Sub-Advisory Agreement between the Adviser and Peregrine Capital
                     Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(27)     Investment Sub-Advisory Agreement between the Adviser and RS Investment
                     Management, L.P. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(28)     Investment Sub-Advisory Agreement between the Adviser and Sanford C. Bernstein
                     & Co., LLC (now Alliance Capital Management L.P.) with respect to the Large
                     Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to
                     Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration
                     Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                     January 28, 2003.

EX-99.B(d)(29)     Investment Sub-Advisory Agreement between the Adviser and Security Capital
                     Research & Management Incorporated with respect to the Small Cap Value
                     Fund is herein incorporated by reference to Exhibit (d)(37) of
                     Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form
                     N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(30)     Investment Sub-Advisory Agreement between the Adviser and Wellington Management
                     Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(31)     Investment Sub-Advisory Agreement between the Adviser and Goldman Sachs Asset
                     Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap
                     Funds is herein incorporated by reference to Exhibit (d)(33) of
                     Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                     Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12,
                     2003.

EX-99.B(d)(32)     Investment Sub-Advisory Agreement between the Adviser and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to
                     Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878)
                     filed with the SEC on August 29, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(33)     Investment Sub-Advisory Agreement between the Adviser and Franklin Portfolio
                     Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap
                     Funds is herein incorporated by reference to Exhibit (d)(34) of
                     Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form
                     N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(34)     Investment Sub-Advisory Agreement between the Adviser and Barclays Global Fund
                     Advisors with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 39
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(35)     Form of Investment Sub-Advisory Agreement between the Adviser and Enhanced
                     Investment Technologies, LLC with respect to the Large Cap Disciplined Equity
                     Fund is herein incorporated by reference to Exhibit (d)(36) of
                     Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form
                     N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(36)     Investment Sub-Advisory Agreement between the Adviser and Analytic Investors
                     Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 39
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(37)     Investment Sub-Advisory Agreement between the Adviser and Prudential Investment
                     Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment
                     No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(38)     Investment Sub-Advisory Agreement between the Adviser and Delaware Management
                     Company, a series of Delaware Management Business Trust, with respect to the
                     Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(39)     Investment Sub-Advisory Agreement between the Adviser and Wellington Management
                     Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(40)     Investment Sub-Advisory Agreement between the Adviser and Security Capital
                     Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment
                     No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(41)     Investment Sub-Advisory Agreement between the Adviser and BlackRock Advisors,
                     Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Funds
                     is herein incorporated by reference to Exhibit (d)(42) of Post-Effective
                     Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos.
                     33-9504 and 811-4878) filed with the SEC on August 29, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(42)     Investment Sub-Advisory Agreement between the Adviser and Lee Munder Investments
                     Ltd. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(43)     Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and
                     Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and
                     Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit
                     (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration
                     Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                     August 29, 2003.

EX-99.B(d)(44)     Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C.
                     Bernstein & Co. LLC (now Alliance Capital Management L.P.) with respect to the
                     Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                     SEC on November 12, 2003.

EX-99.B(d)(45)     Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners
                     Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(46)     Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock
                     Advisors, Inc. with respect to the Cored Fixed Income Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(47)     Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene
                     & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 40 to the
                     Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(48)     Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene
                     & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(49)     Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs
                     Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed
                     Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of
                     Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                     Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12,
                     2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(50)     Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder
                     Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(51)     Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset
                     Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective
                     Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File
                     Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(52)     Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset
                     Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(53)     Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset
                     Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(54)     Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale
                     Asset Management, L.P. with respect to the Mid Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(55)     Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale
                     Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(56)     Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital
                     Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(57)     Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital
                     Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(58)     Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital
                     Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(59)     Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital
                     Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(60)     Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital
                     Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(61)     Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan
                     West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(62)     Amendment to Investment Sub-Advisory Agreement between SIMC and Montag &
                     Caldwell Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap
                     Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective
                     Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File
                     Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(63)     Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura
                     Corporate Research and Asset Management Inc. with respect to the High Yield
                     Bond Fund is herein incorporated by reference to Exhibit (d)(65) of
                     Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                     Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12,
                     2003.

EX-99.B(d)(64)     Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine
                     Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment
                     No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos.
                     33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(65)     Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine
                     Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment
                     No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos.
                     33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(66)     Amendment to Investment Sub-Advisory Agreement between SIMC and RS Investment
                     Management, L.P. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(67)     Amendment to Investment Sub-Advisory Agreement between SIMC and Security
                     Capital Research and Management Incorporated with respect to the Small Cap
                     Value Fund is herein incorporated by reference to Exhibit (d)(69) of
                     Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                     Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12,
                     2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(68)     Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica
                     Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed
                     Large Cap Funds is herein incorporated by reference to Exhibit (d)(70) of
                     Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                     Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12,
                     2003.

EX-99.B(d)(69)     Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington
                     Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(70)     Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset
                     Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40
                     to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(71)     Investment Sub-Advisory Agreement between SIMC and Wells Capital Management,
                     Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the
                     Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(72)     Form of Investment Sub-Advisory Agreement between SIMC and Artisan Partners
                     Limited Partnership with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(73)     Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors,
                     Inc. with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(74)     Form of Investment Sub-Advisory Agreement between SIMC and Delaware Management
                     Company, a series of Delaware Management Business Trust with respect to the
                     Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(75)     Form of Investment Sub-Advisory Agreement between SIMC and Lee Munder
                     Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(76)     Form of Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(77)     Form of amended Schedule A and Schedule B to Investment Sub-Advisory Agreement
                     between SIMC and Martingale Asset Management, L.P. with respect to the Small
                     Cap Value Fund adding the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(78)     Form of Investment Sub-Advisory Agreement between SIMC and Mazama Capital
                     Management, Inc. with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(79)     Form of Investment Sub-Advisory Agreement between SIMC and Security Capital
                     Research & Management Incorporated with respect to the Small/Mid Cap Equity
                     Fund is filed herewith.


 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(d)(80)     Form of Investment Sub-Advisory Agreement between SIMC and Wellington
                     Management Company, LLP with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(81)     Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management
                     LLC with respect to the High Yield Bond Fund is filed herewith.

EX-99.B(d)(82)     Investment Sub-Advisory Agreement between SIMC and Lincoln Capital Fixed Income
                     Management Company, LLC with respect to the High Yield Bond Fund is filed herewith.

EX-99.B(d)(83)     Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset
                     Management, LLC with respect to the High Yield Bond Fund is filed herewith.

EX-99.B(d)(84)     Investment Sub-Advisory Agreement between SIMC and Wellington Management
                     Company, LLP with respect to the Real Estate Fund is filed herewith.

EX-99.B(e)(1)      Amended and Restated Distribution Agreement between the Trust and SEI
                     Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(e)(2)      Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. dated December 10, 2003 filed herewith.

EX-99.B(f)         Not Applicable.

EX-99.B(g)(1)      Custodian Agreement between the Trust and CoreStates Bank, N.A. (formerly
                     Philadelphia National Bank) as originally filed with Pre-Effective Amendment
                     No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                     filed with the SEC on January 29, 1987 is herein incorporated by reference to
                     Exhibit 8(a) filed with the SEC on January 28, 1998.

EX-99.B(g)(2)      Custodian Agreement between the Trust and United States National Bank of Oregon filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement
                     on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(b) of Post-Effective Amendment
                     No. 28.

EX-99.B(h)(1)      Amended and Restated Administration and Transfer Agency Agreement between the
                     Trust and SEI Investments Fund Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 38 to
                     Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

EX-99.B(h)(2)      Amended and Restated Schedule C to the Amended and Restated Administrative and
                     Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

EX-99.B(i)         Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)         Consent of Independent Accountants is filed herewith.

EX-99.B(k)         Not Applicable.

EX-99.B(l)         Not Applicable.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(m)(1)      Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26
                     to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(m)(2)      Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36
                     to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(3)      Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36
                     to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(4)      Administrative Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment
                     No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878), filed with the SEC on January 28, 2002.

EX-99.B(n)         Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit
                     (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement
                     on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28,
                     2003.

EX-99.B(o)         Not applicable.

EX-99.B(p)(1)      The Code of Ethics for SEI Investments Company is filed herewith.

EX-99.B(p)(2)      The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to
                     Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                     July 3, 2000.

EX-99.B(p)(3)      The Code of Ethics for Artisan Partners Limited Partnership is filed herewith.

EX-99.B(p)(4)      The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI
                     Institutional Investments Trust's Registration Statement (File Nos. 33-58041
                     and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession
                     #0000912057-02-012707).

EX-99.B(p)(5)      The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's
                     Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on
                     January 28, 2002.

EX-99.B(p)(6)      The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's
                     Registration Statement on Form N-1A (File No. 33-9504) filed on July 14, 2000.

EX-99.B(p)(7)      The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on January 28, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(p)(8)      The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 38 to Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(p)(9)      The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 to the Registrant's
                     Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(p)(10)     The Code of Ethics for Martingale Asset Management, L.P. is filed herewith.

EX-99.B(p)(11)     The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's
                     Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

EX-99.B(p)(12)     The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 38 to
                     Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(13)     The Code of Ethics for Metropolitan West Asset Management, LLC is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10
                     to SEI Institutional Investments Trust's Registration Statement (File Nos.
                     33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002
                     (Accession #0000912057-02-037245).

EX-99.B(p)(14)     The Code of Ethics for Montag & Caldwell, Inc. is filed herewith.

EX-99.B(p)(15)     The Code of Ethics for Nomura Corporate Resesarch and Asset Management Inc. is
                     herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment
                     No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                     filed on July 3, 2000.

EX-99.B(p)(16)     The Code of Ethics for Parametric Portfolio Associates dated June 15, 2001, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment
                     No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504),
                     filed with the SEC on January 28, 2002.

EX-99.B(p)(17)     The Code of Ethics for Peregrine Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36
                     to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(p)(18)     The Code of Ethics for RS Investment Management, L.P. is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 to Registrant's
                     Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

EX-99.B(p)(19)     The Code of Ethics for Security Capital Research & Management Incorporated is
                     herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment
                     No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504
                     and 811-4878) filed with the SEC on August 29, 2003.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(p)(20)     The Code of Ethics for Transamerica Investment Management, LLC is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 39
                     to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(21)     The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43
                     to SEI Daily Income Trust's Registration Statement (File Nos. 2-77048 and
                     811-03451) on Form N1-A, filed with the SEC on January 19, 2001 (Accession
                     #0000912057-01-002396).

EX-99.B(p)(22)     The Code of Ethics for Western Asset Management Company is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to
                     Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                     811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(23)     The Code of Ethics for Aronson+Johnson+Ortiz, LP is filed herewith.

EX-99.B(p)(24)     The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI
                     Institutional Investments Trust's Registration Statement on Form N-1A (File
                     Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(25)     The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12
                     to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                     (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(26)     The Code of Ethics for Analytic Investors Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 12 to SEI
                     Institutional Investments Trust's Registration Statement on Form N-1A (File
                     Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(27)     The Code of Ethics for Prudential Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 12
                     to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                     (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(28)     The Code of Ethics for Delaware Management Company, a series of Delaware
                     Management Business Trust, is herein incorporated by reference to Exhibit
                     (p)(37) of Post-Effective Amendment No. 12 to SEI Institutional Investments
                     Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257)
                     filed with the SEC on July 29, 2003.

EX-99.B(p)(29)     The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to SEI
                     Institutional Investments Trust's Registration Statement on Form N-1A (File
                     Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

EX-99.B(p)(30)     The Code of Ethics for Alliance Capital Management L.P. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 13 to SEI
                     Institutional Investments Trust's Registration Statement on Form N-1A (File
                     Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

EX-99.B(p)(31)     The Code of Ethics for ING Ghent Asset Management LLC is filed herewith.

 EXHIBIT NUMBER                                      DESCRIPTION
----------------   ---------------------------------------------------------------------------------
EX-99.B(p)(32)     The Code of Ethics for Lincoln Capital Fixed Income Management Company, LLC is
                     filed herewith.

EX-99.B(q)         Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan,
                     Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, James M. Storey,
                     Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to
                     Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration
                     Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                     November 12, 2003.